                                                    (RIVERSOURCE ANNUITIES LOGO)


2011 Annual Report

RiverSource
Retirement Advisor Advantage(R)
Variable Annuity - Band 3



                                                         (CHOOSE PAPERLESS LOGO)

S-6407 N (4/12)                    Issued by: RiverSource Life Insurance Company

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF
RIVERSOURCE LIFE INSURANCE COMPANY
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 that is offered through RiverSource Retirement Advisor Advantage(R) Variable Annuity - Band 3 sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2011, the results of their operations for the period then ended, and the changes in their net assets for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2011 by correspondence with the affiliated and unaffiliated mutual fund managers, provides a reasonable basis for our opinion. The financial statements of the divisions of the Account as of December 31, 2010 and for the periods disclosed in those financial statements were audited by other auditors whose report dated April 22, 2011 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP

April 20, 2012


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                       REPORT  1

STATEMENTS OF ASSETS AND LIABILITIES

                                               AB VPS GLOBAL      AB VPS         AB VPS          AC VP          AC VP
                                               THEMATIC GRO,    GRO & INC,      INTL VAL,        INTL,      MID CAP VAL,
DEC. 31, 2011                                       CL B           CL B           CL B           CL II          CL II
 ASSETS
Investments, at fair value(1),(2)               $10,182,901    $107,039,432   $236,221,328    $40,921,817    $38,863,019
Dividends receivable                                     --              --             --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                          2,865           1,550        433,218         11,782         12,383
Receivable for share redemptions                     14,613         162,963        170,791         53,653         86,633
------------------------------------------------------------------------------------------------------------------------
Total assets                                     10,200,379     107,203,945    236,825,337     40,987,252     38,962,035
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    7,696          75,990        170,792         29,023         29,530
    Contract terminations                             6,916          86,972             --         24,631         57,103
Payable for investments purchased                     2,865           1,550        433,218         11,782         12,383
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    17,477         164,512        604,010         65,436         99,016
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            10,156,167     106,941,472    235,802,291     40,796,165     38,795,446
Net assets applicable to contracts in payment
  period                                             26,735          97,961        419,036        125,651         67,573
Net assets applicable to seed money                      --              --             --             --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $10,182,902    $107,039,433   $236,221,327    $40,921,816    $38,863,019
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               702,269       5,993,249     20,721,169      5,515,070      2,878,742
(2) Investments, at cost                        $11,140,005    $123,399,006   $335,081,317    $40,133,768    $36,637,450
------------------------------------------------------------------------------------------------------------------------


                                                   AC VP           AC VP         CALVERT        COL VP         COL VP
                                                   ULTRA,          VAL,          VP SRI          BAL,        CASH MGMT,
DEC. 31, 2011 (CONTINUED)                          CL II           CL II           BAL           CL 3           CL 3
 ASSETS
Investments, at fair value(1),(2)               $25,617,504    $188,948,350    $23,915,286   $211,520,569   $388,547,563
Dividends receivable                                     --              --             --             --            213
Accounts receivable from RiverSource Life for
  contract purchase payments                         28,531          13,718          1,028          2,850        132,933
Receivable for share redemptions                     42,139         424,382         16,946             --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                     25,688,174     189,386,450     23,933,260    211,523,419    388,680,709
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   18,590         138,431         16,644        173,961        301,848
    Contract terminations                            23,549         285,951            301         61,634        404,625
Payable for investments purchased                    28,531          13,718          1,028             --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    70,670         438,100         17,973        235,595        706,473
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            25,606,458     188,691,942     23,842,604    207,898,333    387,471,324
Net assets applicable to contracts in payment
  period                                             11,046         256,325         72,683      3,389,414        502,912
Net assets applicable to seed money                      --              83             --             77             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $25,617,504    $188,948,350    $23,915,287   $211,287,824   $387,974,236
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             2,736,913      32,577,302     13,673,692     14,937,893    388,547,563
(2) Investments, at cost                        $25,166,115    $220,622,217    $24,180,097   $210,251,337   $388,441,851
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                  COL VP            COL VP          COL VP       COL VP EMER      COL VP
                                                 DIV BOND,        DIV EQ INC,       DYN EQ,       MKTS OPP,    GLOBAL BOND,
DEC. 31, 2011 (CONTINUED)                          CL 3              CL 3            CL 3           CL 3           CL 3
 ASSETS
Investments, at fair value(1),(2)             $1,018,566,867     $771,249,353    $384,802,908   $272,345,125   $357,918,793
Dividends receivable                                      --               --              --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                     158,180          120,512           6,358        148,260         73,297
Receivable for share redemptions                          --               --              --             --             --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                   1,018,725,047      771,369,865     384,809,266    272,493,385    357,992,090
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   767,178          579,526         307,494        213,540        271,069
    Contract terminations                            159,123          227,297         383,018         60,626          8,853
Payable for investments purchased                         --               --              --             --             --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    926,301          806,823         690,512        274,166        279,922
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          1,013,438,322      767,045,667     379,917,303    271,600,783    357,120,164
Net assets applicable to contracts in
  payment period                                   4,360,424        3,517,375       4,201,451        618,436        592,004
Net assets applicable to seed money                       --               --              --             --             --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $1,017,798,746     $770,563,042    $384,118,754   $272,219,219   $357,712,168
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             90,943,470       61,650,628      18,927,836     19,720,863     30,204,118
(2) Investments, at cost                      $  954,601,430     $746,109,508    $425,762,841   $254,750,367   $332,805,682
---------------------------------------------------------------------------------------------------------------------------


                                                  COL VP
                                             GLOBAL INFLATION       COL VP          COL VP         COL VP         COL VP
                                                 PROT SEC,      HI YIELD BOND,     INC OPP,       INTL OPP,     LG CAP GRO,
DEC. 31, 2011 (CONTINUED)                          CL 3              CL 3            CL 3           CL 3           CL 3
 ASSETS
Investments, at fair value(1),(2)               $268,528,966     $440,068,939    $200,639,436   $106,144,658   $120,574,871
Dividends receivable                                      --               --              --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                     116,268           30,297         352,159          4,095         24,798
Receivable for share redemptions                          --               --              --             --             --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     268,645,234      440,099,236     200,991,595    106,148,753    120,599,669
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   197,331          334,146         147,279         89,760         84,713
    Contract terminations                              6,442          155,726           5,564         38,281         35,851
Payable for investments purchased                         --               --              --             --             --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    203,773          489,872         152,843        128,041        120,564
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            268,384,456      437,292,489     200,574,350    105,085,243    120,098,765
Net assets applicable to contracts in
  payment period                                      57,005        2,316,875         264,402        935,469        380,340
Net assets applicable to seed money                       --               --              --             --             --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                $268,441,461     $439,609,364    $200,838,752   $106,020,712   $120,479,105
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             28,000,935       65,389,144      19,984,008     10,167,113     18,268,920
(2) Investments, at cost                        $266,872,417     $430,147,000    $196,053,999   $110,048,204   $136,395,621
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                       REPORT  3

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                    COL VP
                                                    COL VP     COL VP MARSICO       COL VP          MID CAP       COL VP
                                                 MARSICO GRO,     INTL OPP,    MID CAP GRO OPP,    VAL OPP,       S&P 500,
DEC. 31, 2011 (CONTINUED)                            CL 1           CL 2             CL 3            CL 3           CL 3
 ASSETS
Investments, at fair value(1),(2)                $185,915,457    $49,157,528      $98,270,646     $86,005,774   $129,805,427
Dividends receivable                                       --             --               --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           40,788         10,958            6,835          41,208            271
Receivable for share redemptions                           --             --               --              --             --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                      185,956,245     49,168,486       98,277,481      86,046,982    129,805,698
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    137,069         36,923           78,692          63,470         93,424
    Contract terminations                             132,759            607           41,103          35,629         90,643
Payable for investments purchased                          --             --               --              --             --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     269,828         37,530          119,795          99,099        184,067
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             185,328,041     48,955,604       97,493,435      85,882,201    129,025,870
Net assets applicable to contracts in payment
  period                                              358,376        175,222          664,251          65,682        595,694
Net assets applicable to seed money                        --            130               --              --             67
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $185,686,417    $49,130,956      $98,157,686     $85,947,883   $129,621,631
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               9,333,105      3,698,836        7,963,586       8,583,411     14,834,906
(2) Investments, at cost                         $160,429,615    $71,798,014      $90,296,668     $97,424,160   $114,471,257
----------------------------------------------------------------------------------------------------------------------------


                                                COL VP SELECT   COL VP SELECT       COL VP            CS           EV VT
                                                 LG CAP VAL,     SM CAP VAL,    SHORT DURATION,    COMMODITY   FLOATING-RATE
DEC. 31, 2011 (CONTINUED)                            CL 3           CL 3             CL 3           RETURN          INC
 ASSETS
Investments, at fair value(1),(2)                 $24,791,931    $50,916,922     $261,925,226    $ 88,474,347   $252,208,110
Dividends receivable                                       --             --               --              --        914,620
Accounts receivable from RiverSource Life for
  contract purchase payments                               50          2,217          253,211          62,979         44,914
Receivable for share redemptions                           --             --               --          85,658        209,160
----------------------------------------------------------------------------------------------------------------------------
Total assets                                       24,791,981     50,919,139      262,178,437      88,622,984    253,376,804
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     17,735         36,011          192,363          65,957        191,383
    Contract terminations                             108,356         12,438           59,277          19,701         17,778
Payable for investments purchased                          --             --               --          62,979        959,534
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     126,091         48,449          251,640         148,637      1,168,695
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              24,656,223     50,754,917      261,303,114      88,267,293    251,873,017
Net assets applicable to contracts in payment
  period                                                9,667        115,773          623,683         207,054        335,092
Net assets applicable to seed money                        --             --               --              --             --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $24,665,890    $50,870,690     $261,926,797    $ 88,474,347   $252,208,109
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               2,516,947      4,835,415       25,136,778      12,356,752     27,119,152
(2) Investments, at cost                          $24,197,303    $55,563,270     $258,471,920    $116,779,372   $249,698,399
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                 FID VIP        FID VIP         FID VIP         FID VIP        FTVIPT FRANK
                                               CONTRAFUND,     GRO & INC,      MID CAP,        OVERSEAS,     GLOBAL REAL EST,
DEC. 31, 2011 (CONTINUED)                       SERV CL 2      SERV CL 2       SERV CL 2       SERV CL 2           CL 2
 ASSETS
Investments, at fair value(1),(2)             $431,773,289    $134,697,013   $527,033,032    $ 84,069,311      $141,421,974
Dividends receivable                                    --              --             --              --                --
Accounts receivable from RiverSource Life
  for contract purchase payments                    34,504           6,620         38,522         112,937            13,320
Receivable for share redemptions                   461,547         224,078        536,039          67,997           175,712
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                   432,269,340     134,927,711    527,607,593      84,250,245       141,611,006
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 320,301          94,467        383,023          61,163           101,044
    Contract terminations                          141,247         129,610        153,016           6,833            74,669
Payable for investments purchased                   34,504           6,620         38,522         112,937            13,320
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  496,052         230,697        574,561         180,933           189,033
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          430,741,835     134,112,669    525,878,634      83,841,779       141,129,296
Net assets applicable to contracts in
  payment period                                 1,031,239         584,345      1,154,320         227,533           292,677
Net assets applicable to seed money                    214              --             78              --                --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                              $431,773,288    $134,697,014   $527,033,032    $ 84,069,312      $141,421,973
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           19,071,258      10,871,430     18,440,624       6,218,144        12,626,962
(2) Investments, at cost                      $493,409,471    $137,487,164   $495,463,687    $105,084,553      $242,253,972
-----------------------------------------------------------------------------------------------------------------------------


                                                                 FTVIPT
                                              FTVIPT FRANK   MUTUAL SHARES      GS VIT          GS VIT            INVESCO
                                               SM CAP VAL,        SEC,       MID CAP VAL,  STRUCTD U.S. EQ,    VI CAP APPR,
DEC. 31, 2011 (CONTINUED)                         CL 2            CL 2           INST            INST             SER II
 ASSETS
Investments, at fair value(1),(2)             $153,562,279    $143,695,607   $248,013,797    $140,631,287       $79,835,491
Dividends receivable                                    --              --             --              --                --
Accounts receivable from RiverSource Life
  for contract purchase payments                        --             527          6,338           6,894             1,471
Receivable for share redemptions                   320,065         201,424        206,524         195,626           147,488
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                   153,882,344     143,897,558    248,226,659     140,833,807        79,984,450
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 111,485         107,500        174,839          99,371            56,249
    Contract terminations                          208,580          93,923         31,686          96,256            91,239
Payable for investments purchased                       --             527          6,338           6,894             1,471
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  320,065         201,950        212,863         202,521           148,959
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          153,357,029     143,549,703    247,246,243     140,213,625        79,825,998
Net assets applicable to contracts in
  payment period                                   205,080         145,668        767,553         417,661             9,493
Net assets applicable to seed money                    170             237             --              --                --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                              $153,562,279    $143,695,608   $248,013,796    $140,631,286       $79,835,491
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            9,888,106       9,343,017     18,946,814      13,021,415         3,790,859
(2) Investments, at cost                      $136,598,406    $158,422,567   $267,070,916    $155,342,084       $82,415,322
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                       REPORT  5

STATEMENTS OF ASSETS AND LIABILITIES

                                                INVESCO        INVESCO        INVESCO         INVESCO          INVESCO
                                              VI CAP DEV,    VI CAP DEV,   VI DIV DIVD,   VI GLOBAL HLTH,   VI INTL GRO,
DEC. 31, 2011 (CONTINUED)                        SER I         SER II          SER I           SER II          SER II
 ASSETS
Investments, at fair value(1),(2)             $17,085,652    $23,047,991    $12,873,244     $23,253,130      $96,505,294
Dividends receivable                                   --             --             --              --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                    9,616          9,030          1,850           7,264           30,647
Receivable for share redemptions                   19,193         20,141         22,741          26,916           85,768
------------------------------------------------------------------------------------------------------------------------
Total assets                                   17,114,461     23,077,162     12,897,835      23,287,310       96,621,709
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 11,967         16,828          8,974          17,141           70,762
    Contract terminations                           7,226          3,312         13,767           9,776           15,006
Payable for investments purchased                   9,616          9,030          1,850           7,264           30,647
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  28,809         29,170         24,591          34,181          116,415
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          17,027,458     23,035,689     12,872,798      23,251,887       96,425,299
Net assets applicable to contracts in
  payment period                                   58,194         12,303            446           1,242           79,995
Net assets applicable to seed money                    --             --             --              --               --
------------------------------------------------------------------------------------------------------------------------
Total net assets                              $17,085,652    $23,047,992    $12,873,244     $23,253,129      $96,505,294
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           1,372,342      1,911,110        916,898       1,368,636        3,700,356
(2) Investments, at cost                      $17,946,908    $25,047,627    $13,745,882     $23,204,205      $96,903,644
------------------------------------------------------------------------------------------------------------------------


                                                INVESCO     INVESCO VANK    JANUS ASPEN     JANUS ASPEN      JANUS ASPEN
                                                VI TECH,    VI COMSTOCK,   GLOBAL TECH,        JANUS,         OVERSEAS,
DEC. 31, 2011 (CONTINUED)                        SER I         SER II          SERV             SERV            SERV
 ASSETS
Investments, at fair value(1),(2)             $27,144,887   $213,630,049    $17,444,986     $58,201,899      $85,783,467
Dividends receivable                                   --             --             --              --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                      219          3,458            116           2,860           16,873
Receivable for share redemptions                   44,555        258,880         35,863          70,630           61,524
------------------------------------------------------------------------------------------------------------------------
Total assets                                   27,189,661    213,892,387     17,480,965      58,275,389       85,861,864
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 18,851        154,569         12,042          43,432           60,464
    Contract terminations                          25,703        104,312         23,821          27,198            1,060
Payable for investments purchased                     219          3,458            116           2,860           16,873
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  44,773        262,339         35,979          73,490           78,397
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          27,144,197    213,462,327     17,321,113      58,182,764       85,496,729
Net assets applicable to contracts in
  payment period                                      691        167,721        123,873          18,626          286,738
Net assets applicable to seed money                    --             --             --             509               --
------------------------------------------------------------------------------------------------------------------------
Total net assets                              $27,144,888   $213,630,048    $17,444,986     $58,201,899      $85,783,467
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           1,790,560     18,938,834      3,374,272       2,575,305        2,292,450
(2) Investments, at cost                      $21,845,446   $232,941,256    $17,342,841     $55,789,022      $83,321,707
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                      MS UIF       MS UIF
                                                        MFS            MFS             MFS            GLOBAL         MID
                                                  INV GRO STOCK,    NEW DIS,        UTILITIES,      REAL EST,     CAP GRO,
DEC. 31, 2011 (CONTINUED)                             SERV CL        SERV CL         SERV CL          CL II         CL II
 ASSETS
Investments, at fair value(1),(2)                   $70,257,235    $55,683,182     $241,228,783    $57,824,306   $58,188,778
Dividends receivable                                         --             --               --             --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                                 --             --          102,300          7,603        94,067
Receivable for share redemptions                        104,959         77,029          177,768        111,341        79,901
----------------------------------------------------------------------------------------------------------------------------
Total assets                                         70,362,194     55,760,211      241,508,851     57,943,250    58,362,746
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       50,239         39,334          174,710         43,705        43,180
    Contract terminations                                54,721         37,694            3,060         67,637        36,722
Payable for investments purchased                            --             --          102,300          7,603        94,067
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       104,960         77,028          280,070        118,945       173,969
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                70,146,205     55,595,994      240,826,343     57,651,524    58,098,879
Net assets applicable to contracts in payment
  period                                                111,029         87,189          402,204        172,781        89,585
Net assets applicable to seed money                          --             --              234             --           313
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $70,257,234    $55,683,183     $241,228,781    $57,824,305   $58,188,777
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 6,523,420      4,052,633        9,375,390      7,899,495     5,232,804
(2) Investments, at cost                            $63,076,878    $58,155,504     $228,483,045    $66,945,192   $58,135,228
----------------------------------------------------------------------------------------------------------------------------


                                                                                                      OPPEN
                                                      NB AMT      OPPEN GLOBAL     OPPEN GLOBAL     MAIN ST SM    PIMCO VIT
                                                       INTL,         SEC VA,    STRATEGIC INC VA,  MID CAP VA,   ALL ASSET,
DEC. 31, 2011 (CONTINUED)                              CL S           SERV             SRV             SERV      ADVISOR CL
 ASSETS
Investments, at fair value(1),(2)                   $18,305,505    $89,944,702     $836,908,170    $61,074,608  $245,928,558
Dividends receivable                                         --             --               --             --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                              6,427         49,797          233,837         55,913       144,149
Receivable for share redemptions                         21,111        159,596          692,021         82,084       219,079
----------------------------------------------------------------------------------------------------------------------------
Total assets                                         18,333,043     90,154,095      837,834,028     61,212,605   246,291,786
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       13,598         66,884          626,528         45,699       185,760
    Contract terminations                                 7,513         92,713           65,493         36,385        33,320
Payable for investments purchased                         6,427         49,797          233,837         55,913       144,149
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        27,538        209,394          925,858        137,997       363,229
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                18,296,639     89,703,362      834,895,950     61,009,636   244,676,945
Net assets applicable to contracts in payment
  period                                                  8,866        241,033        2,012,220         64,477     1,251,454
Net assets applicable to seed money                          --            306               --            495           158
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $18,305,505    $89,944,701     $836,908,170    $61,074,608  $245,928,557
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 2,166,332      3,305,575      152,442,290      3,588,402    23,444,095
(2) Investments, at cost                            $22,411,342    $98,019,450     $805,481,490    $58,965,790  $259,112,727
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                       REPORT  7

STATEMENTS OF ASSETS AND LIABILITIES

                                                       PUT VT           PUT VT          PUT VT
                                                 GLOBAL HLTH CARE,     INTL EQ,     MULTI-CAP GRO,    VP AGGR,       VP AGGR,
DEC. 31, 2011 (CONTINUED)                              CL IB             CL IB           CL IB          CL 2           CL 4
 ASSETS
Investments, at fair value(1),(2)                    $18,079,489       $22,088,397    $25,683,972   $660,069,367  $1,597,961,571
Dividends receivable                                          --                --             --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                               7,300            14,455             --        323,703         175,730
Receivable for share redemptions                          62,848            15,757         20,943             --              --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                          18,149,637        22,118,609     25,704,915    660,393,070   1,598,137,301
--------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                        12,757            15,672         17,755        509,113       1,194,210
    Contract terminations                                 50,091                85          3,188         70,674         381,920
Payable for investments purchased                          7,300            14,455             --             --              --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         70,148            30,212         20,943        579,787       1,576,130
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 18,048,702        22,062,611     25,624,027    659,608,259   1,596,561,171
Net assets applicable to contracts in payment
  period                                                  30,787            25,786         59,945        205,013              --
Net assets applicable to seed money                           --                --             --             11              --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $18,079,489       $22,088,397    $25,683,972   $659,813,283  $1,596,561,171
--------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  1,546,577         2,327,544      1,332,848     60,335,408     145,799,413
(2) Investments, at cost                             $17,921,780       $30,839,622    $23,973,079   $671,301,972  $1,428,139,699
--------------------------------------------------------------------------------------------------------------------------------


                                                         VP               VP           VP DAVIS         VP GS           VP
                                                      CONSERV,         CONSERV,       NY VENTURE,   MID CAP VAL,       MOD,
DEC. 31, 2011 (CONTINUED)                               CL 2             CL 4            CL 3           CL 3           CL 2
 ASSETS
Investments, at fair value(1),(2)                   $634,828,789    $1,617,235,335    $47,030,441    $13,025,687  $4,421,330,062
Dividends receivable                                          --                --             --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                           1,080,241           240,814          1,600          1,198       6,323,318
Receivable for share redemptions                              --                --             --             --              --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                         635,909,030     1,617,476,149     47,032,041     13,026,885   4,427,653,380
--------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       517,120         1,273,757         34,621          9,396       3,511,462
    Contract terminations                              1,072,936           139,916         29,730          4,422         249,374
Payable for investments purchased                             --                --             --             --              --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,590,056         1,413,673         64,351         13,818       3,760,836
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                634,174,532     1,616,062,476     46,904,691     13,008,170   4,423,394,111
Net assets applicable to contracts in payment
  period                                                 144,442                --         62,999          4,897         498,422
Net assets applicable to seed money                           --                --             --             --              11
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $634,318,974    $1,616,062,476    $46,967,690    $13,013,067  $4,423,892,544
--------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 58,455,690       148,916,697      4,878,676      1,245,286     400,482,795
(2) Investments, at cost                            $621,286,387    $1,513,975,238    $42,222,703    $13,145,219  $4,354,587,565
--------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                      VP              VP              VP                VP                VP
                                                     MOD,          MOD AGGR,       MOD AGGR,       MOD CONSERV,      MOD CONSERV,
DEC. 31, 2011 (CONTINUED)                            CL 4            CL 2            CL 4              CL 2              CL 4
 ASSETS
Investments, at fair value(1),(2)              $10,580,932,462  $2,652,493,930  $6,319,310,914    $1,349,823,558    $3,331,573,198
Dividends receivable                                        --              --              --                --                --
Accounts receivable from RiverSource Life for
  contract purchase payments                           209,993       4,091,624           7,774           557,319         2,008,827
Receivable for share redemptions                            --              --              --                --                --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                    10,581,142,455   2,656,585,554   6,319,318,688     1,350,380,877     3,333,582,025
----------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   8,160,114       2,070,544       4,765,109         1,075,438         2,609,036
    Contract terminations                            3,118,160         213,279       1,527,083           802,695           692,416
Payable for investments purchased                           --              --              --                --                --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   11,278,274       2,283,823       6,292,192         1,878,133         3,301,452
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           10,569,864,181   2,652,293,404   6,313,026,496     1,348,115,886     3,330,280,573
Net assets applicable to contracts in payment
  period                                                    --       2,008,327              --           386,847                --
Net assets applicable to seed money                         --              --              --                11                --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                               $10,569,864,181  $2,654,301,731  $6,313,026,496    $1,348,502,744    $3,330,280,573
----------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              957,550,449     240,479,957     571,883,341       123,046,815       303,145,878
(2) Investments, at cost                       $ 9,473,226,087  $2,649,569,972  $5,648,730,634    $1,318,397,545    $3,038,664,921
----------------------------------------------------------------------------------------------------------------------------------


                                                   VP PTNRS                                          WF ADV VT         WF ADV VT
                                                 SM CAP VAL,        WANGER          WANGER      INDEX ASSET ALLOC,     INTL EQ,
DEC. 31, 2011 (CONTINUED)                            CL 3            INTL             USA              CL 2              CL 2
 ASSETS
Investments, at fair value(1),(2)                 $151,517,348    $323,983,647    $349,838,407       $30,454,363       $53,181,287
Dividends receivable                                        --              --              --                --                --
Accounts receivable from RiverSource Life for
  contract purchase payments                             6,131         209,840         249,174            65,063            16,749
Receivable for share redemptions                            --              --              --            22,080            40,216
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       151,523,479     324,193,487     350,087,581        30,541,506        53,238,252
----------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     107,794         234,538         251,614            21,366            39,306
    Contract terminations                               67,863           1,156         151,485               714               910
Payable for investments purchased                           --              --              --            65,063            16,749
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      175,657         235,694         403,099            87,143            56,965
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              151,024,879     323,469,987     349,184,691        30,241,332        53,038,869
Net assets applicable to contracts in payment
  period                                               322,943         487,806         499,791           213,031           142,418
Net assets applicable to seed money                         --              --              --                --                --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $151,347,822    $323,957,793    $349,684,482       $30,454,363       $53,181,287
----------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               10,392,136      11,253,340      11,739,544         2,518,971        11,125,792
(2) Investments, at cost                          $133,313,781    $291,752,651    $324,103,620       $30,829,106       $51,504,295
----------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                       REPORT  9

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           WF ADV      WF ADV VT
                                                                          VT OPP,     SM CAP GRO,
DEC. 31, 2011 (CONTINUED)                                                   CL 2          CL 2
 ASSETS
Investments, at fair value(1),(2)                                       $74,878,920   $71,998,102
Dividends receivable                                                             --            --
Accounts receivable from RiverSource Life for contract purchase
  payments                                                                       41        12,565
Receivable for share redemptions                                            130,399        85,408
-------------------------------------------------------------------------------------------------
Total assets                                                             75,009,360    72,096,075
-------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                                           55,933        53,295
    Contract terminations                                                    74,465        32,113
Payable for investments purchased                                                41        12,565
-------------------------------------------------------------------------------------------------
Total liabilities                                                           130,439        97,973
-------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                74,733,575    71,935,641
Net assets applicable to contracts in payment period                        145,265        62,295
Net assets applicable to seed money                                              81           166
-------------------------------------------------------------------------------------------------
Total net assets                                                        $74,878,921   $71,998,102
-------------------------------------------------------------------------------------------------
(1) Investment shares                                                     4,308,338     9,374,753
(2) Investments, at cost                                                $74,674,511   $67,936,681
-------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                               AB VPS GLOBAL      AB VPS         AB VPS          AC VP           AC VP
                                               THEMATIC GRO,    GRO & INC,      INTL VAL,        INTL,       MID CAP VAL,
YEAR ENDED DEC. 31, 2011                            CL B           CL B           CL B           CL II           CL II
 INVESTMENT INCOME
Dividend income                                   $   53,582    $ 1,219,088   $ 11,421,585      $  648,882     $  497,224
Variable account expenses                            133,359        969,993      2,728,708         437,831        389,912
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (79,777)       249,095      8,692,877         211,051        107,312
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            6,869,625     22,036,181     79,163,008      10,962,751     11,657,562
    Cost of investments sold                       6,171,510     25,765,233     92,443,731       9,669,579     10,878,190
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        698,115     (3,729,052)   (13,280,723)      1,293,172        779,372
Distributions from capital gains                          --             --             --              --      1,161,772
Net change in unrealized appreciation or
  depreciation of investments                     (4,147,422)     9,536,260    (58,263,957)     (7,907,851)    (2,918,483)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (3,449,307)     5,807,208    (71,544,680)     (6,614,679)      (977,339)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $(3,529,084)   $ 6,056,303   $(62,851,803)    $(6,403,628)   $  (870,027)
-------------------------------------------------------------------------------------------------------------------------


                                                   AC VP           AC VP         CALVERT         COL VP         COL VP
                                                   ULTRA,          VAL,          VP SRI           BAL,        CASH MGMT,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL II           CL II           BAL            CL 3           CL 3
 INVESTMENT INCOME
Dividend income                                    $      --    $ 3,728,652      $ 316,120     $        --   $     38,501
Variable account expenses                            240,986      1,764,444        216,880       2,281,869      3,506,223
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (240,986)     1,964,208         99,240      (2,281,869)    (3,467,722)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            6,950,509     31,985,976      5,134,704      44,143,841    218,203,330
    Cost of investments sold                       6,626,743     37,526,606      5,210,369      43,286,022    218,128,576
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        323,766     (5,540,630)       (75,665)        857,819         74,754
Distributions from capital gains                          --             --             --              --             --
Net change in unrealized appreciation or
  depreciation of investments                         42,971      3,495,465        914,829       4,921,407        (74,756)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       366,737     (2,045,165)       839,164       5,779,226             (2)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $ 125,751    $   (80,957)     $ 938,404    $  3,497,357   $ (3,467,724)
-------------------------------------------------------------------------------------------------------------------------


                                                   COL VP         COL VP         COL VP       COL VP EMER       COL VP
                                                 DIV BOND,      DIV EQ INC,      DYN EQ,       MKTS OPP,     GLOBAL BOND,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                CL 3           CL 3           CL 3            CL 3           CL 3
 INVESTMENT INCOME
Dividend income                                 $ 47,452,651    $        --     $       --    $  4,024,350    $10,965,007
Variable account expenses                          9,695,872      8,232,608      4,048,062       3,364,512      3,535,859
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   37,756,779     (8,232,608)    (4,048,062)        659,838      7,429,148
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          250,526,235    200,316,102     77,183,491      83,020,550     84,893,297
    Cost of investments sold                     236,850,747    186,516,070     86,315,356      65,841,696     78,371,335
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     13,675,488     13,800,032     (9,131,865)     17,178,854      6,521,962
Distributions from capital gains                          --             --             --       5,337,046      1,890,127
Net change in unrealized appreciation or
  depreciation of investments                      7,084,217    (56,233,013)    31,222,628    (105,474,270)      (998,771)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    20,759,705    (42,432,981)    22,090,763     (82,958,370)     7,413,318
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 58,516,484   $(50,665,589)   $18,042,701   $ (82,298,532)   $14,842,466
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  11

STATEMENTS OF OPERATIONS

                                                COL VP
                                           GLOBAL INFLATION        COL VP            COL VP            COL VP           COL VP
                                               PROT SEC,       HI YIELD BOND,       INC OPP,          INTL OPP,      LG CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             CL 3               CL 3              CL 3              CL 3             CL 3
 INVESTMENT INCOME
Dividend income                               $19,348,035       $ 39,094,376       $ 19,296,828      $  1,783,190      $       --
Variable account expenses                       2,395,328          4,374,707          1,880,633         1,373,944       1,189,996
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                16,952,707         34,719,669         17,416,195           409,246      (1,189,996)
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        60,414,161        100,598,274         43,400,499        31,024,186      30,005,281
    Cost of investments sold                   60,729,182         96,813,476         41,393,308        28,972,595      32,230,766
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (315,021)         3,784,798          2,007,191         2,051,591      (2,225,485)
Distributions from capital gains                3,347,936                 --          5,791,385                --              --
Net change in unrealized appreciation or
  depreciation of investments                   2,921,865        (16,698,462)       (14,394,751)      (19,930,127)     (1,515,229)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  5,954,780        (12,913,664)        (6,596,175)      (17,878,536)     (3,740,714)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $22,907,487       $ 21,806,005       $ 10,820,020      $(17,469,290)    $(4,930,710)
---------------------------------------------------------------------------------------------------------------------------------


                                                COL VP             COL VP            COL VP            COL VP           COL VP
                                             MARSICO GRO,    MARSICO INTL OPP,  MID CAP GRO OPP,  MID CAP VAL OPP,     S&P 500,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             CL 1               CL 2              CL 3              CL 3             CL 3
 INVESTMENT INCOME
Dividend income                                $  636,457       $    496,716       $         --        $       --      $       --
Variable account expenses                       1,929,384            568,783          1,208,041           940,379       1,226,644
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (1,292,927)           (72,067)        (1,208,041)         (940,379)     (1,226,644)
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        50,345,705         17,260,690         28,838,314        28,593,214      30,614,563
    Cost of investments sold                   46,776,937         20,393,444         23,440,397        30,278,227      26,851,245
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   3,568,768         (3,132,754)         5,397,917        (1,685,013)      3,763,318
Distributions from capital gains                       --                 --                 --                --              --
Net change in unrealized appreciation or
  depreciation of investments                  (9,443,234)        (7,837,202)       (24,183,586)       (6,685,342)     (1,115,552)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (5,874,466)       (10,969,956)       (18,785,669)       (8,370,355)      2,647,766
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(7,167,393)      $(11,042,023)     $ (19,993,710)     $ (9,310,734)    $ 1,421,122
---------------------------------------------------------------------------------------------------------------------------------


                                             COL VP SELECT     COL VP SELECT         COL VP              CS             EV VT
                                              LG CAP VAL,       SM CAP VAL,      SHORT DURATION,      COMMODITY     FLOATING-RATE
YEAR ENDED DEC. 31, 2011 (CONTINUED)             CL 3               CL 3              CL 3             RETURN            INC
 INVESTMENT INCOME
Dividend income                                $       --         $       --        $ 2,516,087      $  2,527,630    $ 11,468,711
Variable account expenses                         247,383            520,846          2,496,378           924,893       2,490,882
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (247,383)          (520,846)            19,709         1,602,737       8,977,829
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         8,895,890         13,676,713         99,604,592        17,280,403      51,191,037
    Cost of investments sold                    8,831,974         14,156,197         98,434,209        20,244,153      50,795,664
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      63,916           (479,484)         1,170,383        (2,963,750)        395,373
Distributions from capital gains                       --                 --                 --                --              --
Net change in unrealized appreciation or
  depreciation of investments                  (1,286,569)        (4,730,321)           133,477       (12,984,704)     (6,202,068)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (1,222,653)        (5,209,805)         1,303,860       (15,948,454)     (5,806,695)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(1,470,036)       $(5,730,651)       $ 1,323,569     $ (14,345,717)    $ 3,171,134
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                              FID VIP         FID VIP         FID VIP         FID VIP         FTVIPT FRANK
                                            CONTRAFUND,      GRO & INC,      MID CAP,        OVERSEAS,      GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2011 (CONTINUED)         SERV CL 2       SERV CL 2       SERV CL 2       SERV CL 2            CL 2
 INVESTMENT INCOME
Dividend income                             $  3,615,852     $ 2,171,701    $   129,918     $  1,162,798      $ 12,653,876
Variable account expenses                      4,378,484       1,266,281      5,631,130          958,187         1,415,519
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (762,632)        905,420     (5,501,212)         204,611        11,238,357
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       81,690,612      29,304,558    121,618,322       22,116,899        27,409,629
    Cost of investments sold                  90,909,257      29,663,084    105,738,587       23,593,746        43,486,757
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (9,218,645)       (358,526)    15,879,735       (1,476,847)      (16,077,128)
Distributions from capital gains                      --              --      1,020,784          217,004                --
Net change in unrealized appreciation or
  depreciation of investments                 (7,113,432)        204,494    (86,095,957)     (18,401,444)       (5,103,085)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               (16,332,077)       (154,032)   (69,195,438)     (19,661,287)      (21,180,213)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $ (17,094,709)     $  751,388   $(74,696,650)    $(19,456,676)     $ (9,941,856)
----------------------------------------------------------------------------------------------------------------------------


                                            FTVIPT FRANK       FTVIPT         GS VIT           GS VIT            INVESCO
                                            SM CAP VAL,    MUTUAL SHARES   MID CAP VAL,     STRUCTD U.S.      VI CAP APPR,
YEAR ENDED DEC. 31, 2011 (CONTINUED)            CL 2         SEC, CL 2         INST           EQ, INST           SER II
 INVESTMENT INCOME
Dividend income                             $  1,223,723     $ 3,681,809   $  2,064,152      $ 2,505,185        $       --
Variable account expenses                      1,530,933       1,458,875      2,523,260        1,341,724           796,736
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (307,210)      2,222,934       (459,108)       1,163,461          (796,736)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       37,846,175      34,115,538     64,238,072       35,827,548        19,120,140
    Cost of investments sold                  33,107,139      36,296,156     65,123,963       39,060,374        18,153,846
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  4,739,036      (2,180,618)      (885,891)      (3,232,826)          966,294
Distributions from capital gains                      --              --             --               --                --
Net change in unrealized appreciation or
  depreciation of investments                (13,122,936)     (2,996,001)   (18,837,323)       7,411,743        (7,959,153)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (8,383,900)     (5,176,619)   (19,723,214)       4,178,917        (6,992,859)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ (8,691,110)   $ (2,953,685)  $(20,182,322)     $ 5,342,378      $ (7,789,595)
----------------------------------------------------------------------------------------------------------------------------


                                              INVESCO         INVESCO       INVESCO VI        INVESCO            INVESCO
                                            VI CAP DEV,     VI CAP DEV,      DIV DIVD,    VI GLOBAL HLTH,     VI INTL GRO,
PERIOD ENDED DEC. 31, 2011 (CONTINUED)         SER I           SER II        SER I(1)          SER II            SER II
 INVESTMENT INCOME
Dividend income                               $       --      $       --     $       --        $      --       $ 1,329,580
Variable account expenses                        161,318         249,414         73,445          208,660           993,791
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (161,318)       (249,414)       (73,445)        (208,660)          335,789
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        5,524,498       7,155,849      2,496,473        5,535,143        23,082,366
    Cost of investments sold                   5,282,401       7,182,467      2,707,636        5,381,916        21,599,742
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    242,097         (26,618)      (211,163)         153,227         1,482,624
Distributions from capital gains                      --              --             --               --                --
Net change in unrealized appreciation or
  depreciation of investments                 (2,312,308)     (1,810,314)      (872,638)         697,429       (10,148,003)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (2,070,211)     (1,836,932)    (1,083,801)         850,656        (8,665,379)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ (2,231,529)    $(2,086,346)   $(1,157,246)       $ 641,996      $ (8,329,590)
----------------------------------------------------------------------------------------------------------------------------


(1) From the period April 29, 2011 (commencement of operations) to Dec. 31, 2011.




See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  13

STATEMENTS OF OPERATIONS

                                                               INVESCO
                                               INVESCO         VANK VI        JANUS ASPEN       JANUS ASPEN     JANUS ASPEN
                                              VI TECH,        COMSTOCK,       GLOBAL TECH,        JANUS,         OVERSEAS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)            SER I          SER II             SERV             SERV            SERV
 INVESTMENT INCOME
Dividend income                               $   56,404     $ 3,252,062        $       --       $  308,513    $    517,455
Variable account expenses                        270,698       2,092,162           183,494          644,943       1,131,243
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (214,294)      1,159,900          (183,494)        (336,430)       (613,788)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        7,641,328      45,080,370         6,651,320       23,765,013      41,932,934
    Cost of investments sold                   5,818,497      47,798,934         6,180,171       21,856,227      32,362,462
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  1,822,831      (2,718,564)          471,149        1,908,786       9,570,472
Distributions from capital gains                      --              --                --               --       1,361,065
Net change in unrealized appreciation or
  depreciation of investments                 (3,455,357)     (5,040,416)       (2,302,883)      (6,032,184)    (59,965,825)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (1,632,526)     (7,758,980)       (1,831,734)      (4,123,398)    (49,034,288)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(1,846,820)    $(6,599,080)      $(2,015,228)     $(4,459,828)   $(49,648,076)
----------------------------------------------------------------------------------------------------------------------------


                                                 MFS             MFS              MFS             MS UIF          MS UIF
                                           INV GRO STOCK,     NEW DIS,         UTILITIES,       GLOBAL REAL    MID CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           SERV CL         SERV CL          SERV CL         EST, CL II         CL II
 INVESTMENT INCOME
Dividend income                               $  196,219      $       --       $ 7,085,605      $ 2,287,003      $  152,060
Variable account expenses                        669,085         555,885         2,101,889          627,777         568,452
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (472,866)       (555,885)        4,983,716        1,659,226        (416,392)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       17,359,974       8,874,832        26,293,442       14,150,574      11,307,144
    Cost of investments sold                  15,238,552       8,001,913        24,518,221       15,064,515      10,127,162
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  2,121,422         872,919         1,775,221         (913,941)      1,179,982
Distributions from capital gains                      --       8,256,051                --               --          25,621
Net change in unrealized appreciation or
  depreciation of investments                 (1,774,771)    (16,395,393)        6,180,189       (8,308,301)     (6,049,699)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   346,651      (7,266,423)        7,955,410       (9,222,242)     (4,844,096)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $  (126,215)   $ (7,822,308)      $12,939,126     $ (7,563,016)   $ (5,260,488)
----------------------------------------------------------------------------------------------------------------------------


                                                                                                OPPEN MAIN
                                               NB AMT       OPPEN GLOBAL      OPPEN GLOBAL         ST SM           PIMCO
                                                INTL,          SEC VA,     STRATEGIC INC VA,    MID CAP VA,   VIT ALL ASSET,
YEAR ENDED DEC. 31, 2011 (CONTINUED)            CL S            SERV              SRV              SERV         ADVISOR CL
 INVESTMENT INCOME
Dividend income                              $ 1,342,848     $ 1,101,748      $ 26,882,099      $   288,012     $18,734,244
Variable account expenses                        196,750         938,446         8,382,802          633,916       2,272,592
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                1,146,098         163,302        18,499,297         (345,904)     16,461,652
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        5,749,976      17,725,771       173,717,908       16,737,789      35,261,101
    Cost of investments sold                   6,124,682      17,878,953       163,539,689       15,675,845      35,288,898
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (374,706)       (153,182)       10,178,219        1,061,944         (27,797)
Distributions from capital gains                      --              --        11,696,484               --              --
Net change in unrealized appreciation or
  depreciation of investments                 (3,725,955)     (9,678,483)      (40,369,088)      (2,786,302)    (13,922,833)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (4,100,661)     (9,831,665)      (18,494,385)      (1,724,358)    (13,950,630)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(2,954,563)   $ (9,668,363)     $      4,912     $ (2,070,262)    $ 2,511,022
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                  PUT VT            PUT VT          PUT VT            VP              VP
                                            GLOBAL HLTH CARE,      INTL EQ,     MULTI-CAP GRO,       AGGR,          AGGR,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL IB             CL IB            CL IB           CL 2            CL 4
 INVESTMENT INCOME
Dividend income                                    $ 712,563       $  943,061      $    79,628    $        --     $        --
Variable account expenses                            174,265          240,895          253,279      4,488,953      16,139,816
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      538,298          702,166         (173,651)    (4,488,953)    (16,139,816)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            4,438,918        5,800,003        6,531,444     34,204,827     267,775,635
    Cost of investments sold                       4,183,853        6,958,993        5,756,037     34,275,927     230,983,010
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        255,065       (1,158,990)         775,407        (71,100)     36,792,625
Distributions from capital gains                          --               --               --             --              --
Net change in unrealized appreciation or
  depreciation of investments                     (1,133,361)      (4,503,316)      (2,204,844)   (27,216,458)    (85,403,261)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (878,296)      (5,662,306)      (1,429,437)   (27,287,558)    (48,610,636)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ (339,998)     $(4,960,140)     $(1,603,088)  $(31,776,511)   $(64,750,452)
-----------------------------------------------------------------------------------------------------------------------------


                                                                                   VP DAVIS          VP GS
                                               VP CONSERV,       VP CONSERV,      NY VENTURE,    MID CAP VAL,      VP MOD,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 2              CL 4            CL 3            CL 3            CL 2
 INVESTMENT INCOME
Dividend income                                   $       --      $        --       $       --     $       --     $        --
Variable account expenses                          3,761,505       13,513,950          487,057        126,315      30,692,100
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (3,761,505)     (13,513,950)        (487,057)      (126,315)    (30,692,100)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           63,485,575      332,064,654       17,323,861      3,356,506      95,506,581
    Cost of investments sold                      61,982,585      309,676,297       15,093,910      3,166,782      92,785,305
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      1,502,990       22,388,357        2,229,951        189,724       2,721,276
Distributions from capital gains                          --               --               --             --              --
Net change in unrealized appreciation or
  depreciation of investments                      8,542,996       22,529,730       (4,084,293)    (1,130,547)    (28,156,897)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    10,045,986       44,918,087       (1,854,342)      (940,823)    (25,435,621)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ 6,284,481     $ 31,404,137     $ (2,341,399)   $(1,067,138)  $ (56,127,721)
-----------------------------------------------------------------------------------------------------------------------------


                                                                    VP MOD          VP MOD          VP MOD          VP MOD
                                                 VP MOD,            AGGR,            AGGR,         CONSERV,        CONSERV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 4              CL 2            CL 4            CL 2            CL 4
 INVESTMENT INCOME
Dividend income                                $          --      $        --     $         --     $       --    $         --
Variable account expenses                        105,753,467       18,853,259       64,412,082      8,868,256      31,026,461
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (105,753,467)     (18,853,259)     (64,412,082)    (8,868,256)    (31,026,461)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        1,184,111,221       90,284,718      956,263,457     60,354,652     426,816,818
    Cost of investments sold                   1,050,626,656       89,057,660      845,896,143     58,294,163     386,195,092
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    133,484,565        1,227,058      110,367,314      2,060,489      40,621,726
Distributions from capital gains                          --               --               --             --              --
Net change in unrealized appreciation or
  depreciation of investments                    (85,113,845)     (65,055,187)    (205,202,717)     9,434,660      27,264,700
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    48,370,720      (63,828,129)     (94,835,403)    11,495,149      67,886,426
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  (57,382,747)   $ (82,681,388)   $(159,247,485)   $ 2,626,893    $ 36,859,965
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  15

STATEMENTS OF OPERATIONS

                                                                                                   WF ADV
                                                  VP PTNRS                                        VT INDEX       WF ADV VT
                                                 SM CAP VAL,       WANGER           WANGER      ASSET ALLOC,     INTL EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                CL 3            INTL             USA            CL 2           CL 2
 INVESTMENT INCOME
Dividend income                                  $        --    $  19,399,497     $        --     $  979,207   $     68,749
Variable account expenses                          1,494,022        3,564,982       3,579,648        283,912        587,269
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (1,494,022)      15,834,515      (3,579,648)       695,295       (518,520)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           42,566,717       84,416,863      86,090,720      8,617,333     16,054,841
    Cost of investments sold                      36,464,175       96,806,074      78,668,280      8,840,167     13,657,921
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      6,102,542      (12,389,211)      7,422,440       (222,834)     2,396,920
Distributions from capital gains                          --        9,992,764      37,345,076             --      2,903,463
Net change in unrealized appreciation or
  depreciation of investments                    (13,816,553)     (75,765,979)    (55,601,899)     1,306,560    (13,726,538)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (7,714,011)     (78,162,426)    (10,834,383)     1,083,726     (8,426,155)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ (9,208,033)  $  (62,327,911)  $ (14,414,031)    $1,779,021   $ (8,944,675)
---------------------------------------------------------------------------------------------------------------------------


                                                                                                  WF ADV VT      WF ADV VT
                                                                                                    OPP,        SM CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                                                                CL 2           CL 2
 INVESTMENT INCOME
Dividend income                                                                                  $    69,120     $       --
Variable account expenses                                                                            534,753        775,985
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                     (465,633)      (775,985)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                                           16,419,728     28,597,140
    Cost of investments sold                                                                      16,235,574     26,494,217
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                                                                        184,154      2,102,923
Distributions from capital gains                                                                          --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                       (978,445)    (6,401,488)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                      (794,291)    (4,298,565)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                      $(1,259,924)  $ (5,074,550)
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                               AB VPS GLOBAL      AB VPS         AB VPS         AC VP          AC VP
                                               THEMATIC GRO,    GRO & INC,      INTL VAL,       INTL,      MID CAP VAL,
YEAR ENDED DEC. 31, 2011                            CL B           CL B           CL B          CL II          CL II
 OPERATIONS
Investment income (loss) -- net                 $   (79,777)   $    249,095   $  8,692,877   $   211,051    $   107,312
Net realized gain (loss) on sales of
  investments                                       698,115      (3,729,052)   (13,280,723)    1,293,172        779,372
Distributions from capital gains                         --              --             --            --      1,161,772
Net change in unrealized appreciation or
  depreciation of investments                    (4,147,422)      9,536,260    (58,263,957)   (7,907,851)    (2,918,483)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (3,529,084)      6,056,303    (62,851,803)   (6,403,628)      (870,027)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          349,234       1,684,682      5,214,226       641,050        780,134
Net transfers(1)                                 (3,137,471)     (7,268,602)   (46,052,745)   (4,845,299)    (1,424,795)
Transfers for policy loans                             (328)         19,906         85,152         7,484          7,446
Adjustments to net assets allocated to
  contracts in payment period                        (1,589)        (36,592)       (35,026)      (13,950)        (8,123)
Contract charges                                    (13,923)        (89,672)      (382,522)      (37,826)       (49,599)
Contract terminations:
    Surrender benefits                           (1,173,748)     (9,200,421)   (27,099,478)   (4,305,564)    (3,467,940)
    Death benefits                                  (30,133)       (723,272)    (2,358,900)     (543,617)      (248,744)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (4,007,958)    (15,613,971)   (70,629,293)   (9,097,722)    (4,411,621)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  17,719,944     116,597,101    369,702,423    56,423,166     44,144,667
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $10,182,902    $107,039,433   $236,221,327   $40,921,816    $38,863,019
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           14,008,038     110,774,810    253,175,514    40,729,249     39,382,920
Contract purchase payments                          301,872       1,546,562      4,386,226       465,803        658,593
Net transfers(1)                                 (2,655,307)     (6,374,889)   (33,107,626)   (3,664,473)    (1,500,825)
Transfers for policy loans                              120          17,160         68,703         5,215          7,404
Contract charges                                    (12,040)        (82,353)      (272,827)      (28,023)       (43,959)
Contract terminations:
    Surrender benefits                           (1,018,642)     (8,345,693)   (19,108,502)   (3,175,418)    (3,215,098)
    Death benefits                                  (25,997)       (652,326)    (1,726,403)     (417,302)      (225,890)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 10,598,044      96,883,271    203,415,085    33,915,051     35,063,145
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS

                                                     AC VP          AC VP        CALVERT        COL VP          COL VP
                                                     ULTRA,         VAL,          VP SRI         BAL,         CASH MGMT,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 CL II          CL II          BAL           CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net                   $  (240,986)  $  1,964,208   $    99,240   $ (2,281,869)  $  (3,467,722)
Net realized gain (loss) on sales of investments      323,766     (5,540,630)      (75,665)       857,819          74,754
Distributions from capital gains                           --             --            --             --              --
Net change in unrealized appreciation or
  depreciation of investments                          42,971      3,495,465       914,829      4,921,407         (74,756)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     125,751        (80,957)      938,404      3,497,357      (3,467,724)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            488,179      5,231,617       549,750      4,351,615      23,063,387
Net transfers(1)                                     (694,061)    (5,867,300)   (1,768,531)   (10,855,107)     64,679,456
Transfers for policy loans                                188         38,316       (26,956)        84,551         468,742
Adjustments to net assets allocated to contracts
  in payment period                                     1,099        (40,022)       (8,592)      (451,659)     (1,172,715)
Contract charges                                      (25,589)      (153,476)      (23,513)      (189,643)       (311,347)
Contract terminations:
    Surrender benefits                             (2,473,243)   (15,135,907)   (2,405,913)   (23,250,050)   (106,848,408)
    Death benefits                                    (91,397)    (1,557,836)     (190,551)    (3,833,234)     (5,899,680)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (2,794,824)   (17,484,608)   (3,874,306)   (34,143,527)    (26,020,565)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    28,286,577    206,513,915    26,851,189    241,933,994     417,462,525
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $25,617,504   $188,948,350   $23,915,287   $211,287,824   $ 387,974,236
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             26,549,812    152,379,341    24,838,317    182,003,855     361,513,048
Contract purchase payments                            443,621      4,169,305       488,101      3,352,654      20,939,641
Net transfers(1)                                     (560,049)    (3,559,520)   (1,626,442)    (9,129,092)     50,289,552
Transfers for policy loans                                 78         28,586       (24,256)        44,108         405,751
Contract charges                                      (23,421)      (113,574)      (21,085)      (139,908)       (270,211)
Contract terminations:
    Surrender benefits                             (2,276,662)   (11,039,982)   (2,169,513)   (16,443,126)    (92,144,290)
    Death benefits                                    (83,597)    (1,141,620)     (176,353)    (2,789,743)     (5,170,792)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   24,049,782    140,722,536    21,308,769    156,898,748     335,562,699
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   COL VP           COL VP          COL VP          COL VP         COL VP
                                                  DIV BOND,       DIV EQ INC,       DYN EQ,       EMER MKTS     GLOBAL BOND,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                CL 3             CL 3            CL 3         OPP, CL 3         CL 3
 OPERATIONS
Investment income (loss) -- net                $   37,756,779   $   (8,232,608)  $ (4,048,062)  $     659,838   $  7,429,148
Net realized gain (loss) on sales of
  investments                                      13,675,488       13,800,032     (9,131,865)     17,178,854      6,521,962
Distributions from capital gains                           --               --             --       5,337,046      1,890,127
Net change in unrealized appreciation or
  depreciation of investments                       7,084,217      (56,233,013)    31,222,628    (105,474,270)      (998,771)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        58,516,484      (50,665,589)    18,042,701     (82,298,532)    14,842,466
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         11,104,060       13,083,990      6,445,647       5,651,513      4,134,257
Net transfers(1)                                  (79,636,224)     (97,952,644)   (25,404,171)    (34,105,456)   (24,577,754)
Transfers for policy loans                            258,150          299,570        614,881          45,943         18,875
Adjustments to net assets allocated to
  contracts in payment period                        (900,085)        (807,254)      (607,713)        (91,050)      (148,609)
Contract charges                                   (1,190,305)        (815,267)      (871,932)       (382,490)      (408,015)
Contract terminations:
    Surrender benefits                           (118,212,074)     (87,606,474)   (45,721,134)    (36,168,231)   (41,765,064)
    Death benefits                                (13,901,893)      (8,921,072)    (4,581,224)     (2,432,016)    (4,853,245)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (202,478,371)    (182,719,151)   (70,125,646)    (67,481,787)   (67,599,555)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 1,161,760,633    1,003,947,782    436,201,699     421,999,538    410,469,257
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $1,017,798,746   $  770,563,042   $384,118,754   $ 272,219,219   $357,712,168
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            773,782,511      652,140,493    471,052,959     179,451,951    247,731,021
Contract purchase payments                          7,685,651        9,169,060      6,583,867       2,816,379      2,653,614
Net transfers(1)                                  (53,506,063)     (65,120,514)   (28,490,179)    (15,950,634)   (14,585,197)
Transfers for policy loans                            154,596          182,243        593,997          28,166         10,013
Contract charges                                     (790,509)        (568,769)      (951,944)       (175,896)      (245,464)
Contract terminations:
    Surrender benefits                            (75,474,599)     (56,221,619)   (45,809,230)    (16,746,058)   (23,855,555)
    Death benefits                                 (9,086,580)      (5,916,389)    (4,821,160)     (1,170,127)    (2,906,986)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  642,765,007      533,664,505    398,158,310     148,253,781    208,801,446
----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                                   COL VP
                                              GLOBAL INFLATION       COL VP          COL VP         COL VP         COL VP
                                                  PROT SEC,      HI YIELD BOND,     INC OPP,       INTL OPP,     LG CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                CL 3              CL 3            CL 3           CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                 $ 16,952,707      $ 34,719,669    $ 17,416,195   $    409,246   $ (1,189,996)
Net realized gain (loss) on sales of
  investments                                       (315,021)        3,784,798       2,007,191      2,051,591     (2,225,485)
Distributions from capital gains                   3,347,936                --       5,791,385             --             --
Net change in unrealized appreciation or
  depreciation of investments                      2,921,865       (16,698,462)    (14,394,751)   (19,930,127)    (1,515,229)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       22,907,487        21,806,005      10,820,020    (17,469,290)    (4,930,710)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         2,705,160         5,384,619       2,212,144      2,041,240      2,410,949
Net transfers(1)                                  (7,953,950)      (28,056,746)     (5,637,089)   (10,211,612)   (12,087,578)
Transfers for policy loans                             2,212            12,272         (11,092)        92,286         46,985
Adjustments to net assets allocated to
  contracts in payment period                        (94,178)         (407,197)        (32,765)       (40,158)       (59,145)
Contract charges                                    (536,757)         (288,148)       (299,404)      (107,604)      (151,694)
Contract terminations:
    Surrender benefits                           (24,927,707)      (54,514,417)    (19,173,946)   (15,883,928)   (13,694,349)
    Death benefits                                (3,061,850)       (5,808,635)     (2,676,203)    (1,505,197)    (1,121,618)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (33,867,070)      (83,678,252)    (25,618,355)   (25,614,973)   (24,656,450)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  279,401,044       501,481,611     215,637,087    149,104,975    150,066,265
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $268,441,461      $439,609,364    $200,838,752   $106,020,712   $120,479,105
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           230,071,826       288,798,686     148,511,955    124,227,630    218,834,713
Contract purchase payments                         2,154,754         3,132,405       1,514,493      1,741,446      3,306,348
Net transfers(1)                                  (6,880,723)      (16,184,608)     (3,883,278)    (9,561,484)   (17,685,759)
Transfers for policy loans                             1,501             6,514          (7,368)        68,137         71,520
Contract charges                                    (423,897)         (163,223)       (201,887)       (92,562)      (218,460)
Contract terminations:
    Surrender benefits                           (19,725,088)      (30,056,406)    (12,757,617)   (13,224,454)   (19,524,845)
    Death benefits                                (2,453,502)       (3,274,558)     (1,801,711)    (1,317,031)    (1,549,520)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 202,744,871       242,258,810     131,374,587    101,841,682    183,233,997
----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   COL VP         COL VP         COL VP
                                                    COL VP         MARSICO        MID CAP        MID CAP        COL VP
                                                 MARSICO GRO,     INTL OPP,      GRO OPP,       VAL OPP,       S&P 500,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 CL 1           CL 2           CL 3           CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                  $ (1,292,927)  $    (72,067)  $ (1,208,041)  $   (940,379)  $ (1,226,644)
Net realized gain (loss) on sales of
  investments                                       3,568,768     (3,132,754)     5,397,917     (1,685,013)     3,763,318
Distributions from capital gains                           --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      (9,443,234)    (7,837,202)   (24,183,586)    (6,685,342)    (1,115,552)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (7,167,393)   (11,042,023)   (19,993,710)    (9,310,734)     1,421,122
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          3,542,166      1,827,761      2,194,491      1,756,106      3,684,735
Net transfers(1)                                  (22,898,266)    (9,417,816)    (9,465,355)   (17,101,477)    (7,821,985)
Transfers for policy loans                             30,846         19,042        128,416         (5,608)        60,165
Adjustments to net assets allocated to
  contracts in payment period                         (43,213)       (64,266)       (91,035)       (12,687)      (190,383)
Contract charges                                     (269,518)       (45,853)      (116,334)       (87,898)      (110,295)
Contract terminations:
    Surrender benefits                            (19,312,298)    (5,497,868)   (13,435,097)    (8,533,956)   (14,559,679)
    Death benefits                                 (1,834,224)      (412,057)    (1,228,604)      (931,619)    (1,555,514)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (40,784,507)   (13,591,057)   (22,013,518)   (24,917,139)   (20,492,956)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   233,638,317     73,764,036    140,164,914    120,175,756    148,693,465
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $185,686,417   $ 49,130,956   $ 98,157,686   $ 85,947,883   $129,621,631
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            211,659,373     70,989,115    100,047,912     94,586,316    156,454,136
Contract purchase payments                          3,154,816      1,852,806      1,663,481      1,478,962      3,635,294
Net transfers(1)                                  (21,220,656)    (9,928,083)    (6,786,868)   (13,649,026)    (8,159,128)
Transfers for policy loans                             28,372         20,752        101,763         (4,013)        65,977
Contract charges                                     (241,987)       (46,878)       (88,427)       (71,388)      (114,862)
Contract terminations:
    Surrender benefits                            (17,649,427)    (5,674,348)   (10,358,224)    (6,746,249)   (15,256,251)
    Death benefits                                 (1,663,542)      (406,608)      (934,975)      (774,870)    (1,671,125)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  174,066,949     56,806,756     83,644,662     74,819,732    134,954,041
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS

                                             COL VP SELECT   COL VP SELECT        COL VP            CS            EV VT
                                              LG CAP VAL,     SM CAP VAL,    SHORT DURATION,     COMMODITY    FLOATING-RATE
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL 3            CL 3             CL 3           RETURN           INC
 OPERATIONS
Investment income (loss) -- net               $  (247,383)    $  (520,846)     $     19,709    $  1,602,737    $  8,977,829
Net realized gain (loss) on sales of
  investments                                      63,916        (479,484)        1,170,383      (2,963,750)        395,373
Distributions from capital gains                       --              --                --              --              --
Net change in unrealized appreciation or
  depreciation of investments                  (1,286,569)     (4,730,321)          133,477     (12,984,704)     (6,202,068)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (1,470,036)     (5,730,651)        1,323,569     (14,345,717)      3,171,134
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        410,496         940,529         4,424,691       2,319,797       3,833,310
Net transfers(1)                                3,001,667      (3,914,194)      (26,048,491)      9,121,944      29,074,541
Transfers for policy loans                        (23,393)         15,554           (14,609)        (13,280)        (97,960)
Adjustments to net assets allocated to
  contracts in payment period                     (12,430)        (99,501)         (391,780)          1,980         (26,384)
Contract charges                                  (20,090)        (48,508)         (179,610)        (64,413)       (242,121)
Contract terminations:
    Surrender benefits                         (2,273,228)     (6,351,593)      (35,263,403)     (9,160,866)    (28,520,870)
    Death benefits                               (294,503)       (405,639)       (3,219,731)       (568,588)     (2,922,315)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    788,519      (9,863,352)      (60,692,933)      1,636,574       1,098,201
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                25,347,407      66,464,693       321,296,161     101,183,490     247,938,774
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $24,665,890     $50,870,690      $261,926,797    $ 88,474,347    $252,208,109
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         21,861,680      39,283,530       251,534,231      98,349,809     214,175,050
Contract purchase payments                        361,518         627,143         3,667,132       2,269,480       3,282,765
Net transfers(1)                                1,848,628      (2,332,609)      (21,183,315)      8,479,116      24,123,521
Transfers for policy loans                        (20,587)          8,025            (9,483)        (10,341)        (82,831)
Contract charges                                  (17,301)        (30,086)         (140,177)        (64,031)       (206,871)
Contract terminations:
    Surrender benefits                         (1,918,520)     (3,781,066)      (27,217,539)     (9,166,266)    (24,367,574)
    Death benefits                               (246,154)       (274,221)       (2,520,951)       (575,142)     (2,517,542)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               21,869,264      33,500,716       204,129,898      99,282,625     214,406,518
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                  FID VIP        FID VIP        FID VIP         FID VIP       FTVIPT FRANK
                                                CONTRAFUND,    GRO & INC,       MID CAP,       OVERSEAS,    GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             SERV CL 2      SERV CL 2      SERV CL 2       SERV CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                $   (762,632)  $    905,420   $  (5,501,212)  $    204,611     $ 11,238,357
Net realized gain (loss) on sales of
  investments                                    (9,218,645)      (358,526)     15,879,735     (1,476,847)     (16,077,128)
Distributions from capital gains                         --             --       1,020,784        217,004               --
Net change in unrealized appreciation or
  depreciation of investments                    (7,113,432)       204,494     (86,095,957)   (18,401,444)      (5,103,085)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (17,094,709)       751,388     (74,696,650)   (19,456,676)      (9,941,856)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       13,617,283      1,976,084      13,906,167      1,739,506        2,912,900
Net transfers(1)                                (31,652,180)   (15,001,158)    (70,327,030)   (11,541,283)      (7,527,190)
Transfers for policy loans                          (36,515)         4,007         (26,626)        19,121           40,404
Adjustments to net assets allocated to
  contracts in payment period                       (12,470)       274,705         219,462        (39,503)         (49,114)
Contract charges                                   (350,136)      (124,270)       (621,233)       (80,527)        (132,455)
Contract terminations:
    Surrender benefits                          (41,450,187)   (12,565,409)    (45,344,248)    (8,132,669)     (15,370,902)
    Death benefits                               (3,430,483)    (1,330,411)     (4,682,705)      (654,832)      (1,118,698)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (63,314,688)   (26,766,452)   (106,876,213)   (18,690,187)     (21,245,055)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 512,182,685    160,712,078     708,605,895    122,216,175      172,608,884
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $431,773,288   $134,697,014   $ 527,033,032   $ 84,069,312     $141,421,973
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          474,193,233    139,138,413     328,665,239     87,539,087      103,134,885
Contract purchase payments                       12,367,647      1,696,561       7,946,493      1,394,925        2,053,337
Net transfers(1)                                (30,176,100)   (12,976,487)    (33,527,375)    (8,597,333)      (3,375,804)
Transfers for policy loans                          (36,219)         4,291         (19,869)        12,773           17,208
Contract charges                                   (323,363)      (107,350)       (300,762)       (60,020)         (79,200)
Contract terminations:
    Surrender benefits                          (38,537,769)   (10,862,397)    (21,260,831)    (5,989,750)      (8,956,951)
    Death benefits                               (3,209,855)    (1,149,284)     (2,302,383)      (507,084)        (672,778)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                414,277,574    115,743,747     279,200,512     73,792,598       92,120,697
----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FTVIPT
                                            FTVIPT FRANK   MUTUAL SHARES      GS VIT           GS VIT           INVESCO
                                             SM CAP VAL,        SEC,       MID CAP VAL,   STRUCTD U.S. EQ,   VI CAP APPR,
YEAR ENDED DEC. 31, 2011 (CONTINUED)            CL 2            CL 2           INST             INST            SER II
 OPERATIONS
Investment income (loss) -- net             $   (307,210)   $  2,222,934   $   (459,108)    $  1,163,461     $   (796,736)
Net realized gain (loss) on sales of
  investments                                  4,739,036      (2,180,618)      (885,891)      (3,232,826)         966,294
Distributions from capital gains                      --              --             --               --               --
Net change in unrealized appreciation or
  depreciation of investments                (13,122,936)     (2,996,001)   (18,837,323)       7,411,743       (7,959,153)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (8,691,110)     (2,953,685)   (20,182,322)       5,342,378       (7,789,595)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     4,226,546       4,072,589      3,231,712        1,857,530          797,547
Net transfers(1)                             (18,864,587)    (18,089,884)   (31,713,750)     (17,242,232)      (8,843,521)
Transfers for policy loans                        38,057          22,067         57,644           23,260            6,646
Adjustments to net assets allocated to
  contracts in payment period                    (16,281)        (68,520)       268,584          258,557           (5,574)
Contract charges                                (115,029)       (111,419)      (308,323)        (361,060)        (372,170)
Contract terminations:
    Surrender benefits                       (15,173,862)    (11,568,799)   (29,344,229)     (15,415,169)      (6,017,036)
    Death benefits                            (1,203,416)     (1,647,198)    (2,199,731)      (1,345,689)        (887,555)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               (31,108,572)    (27,391,164)   (60,008,093)     (32,224,803)     (15,321,663)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              193,361,961     174,040,457    328,204,211      167,513,711      102,946,749
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $153,562,279    $143,695,608   $248,013,796     $140,631,286     $ 79,835,491
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        91,828,282     141,031,718    122,523,113      174,646,997      106,211,126
Contract purchase payments                     2,707,593       3,519,280      1,267,769        1,853,965          831,982
Net transfers(1)                              (8,747,173)    (14,386,651)   (12,100,741)     (17,352,156)      (9,074,500)
Transfers for policy loans                        21,210          16,417         23,505           23,453            6,599
Contract charges                                 (57,666)        (90,456)      (117,631)        (362,896)        (385,983)
Contract terminations:
    Surrender benefits                        (7,030,501)     (9,121,364)   (11,247,063)     (15,470,116)      (6,214,421)
    Death benefits                              (578,191)     (1,374,484)      (845,539)      (1,344,836)        (911,052)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              78,143,554     119,594,460     99,503,413      141,994,411       90,463,751
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                  INVESCO       INVESCO        INVESCO         INVESCO          INVESCO
                                                VI CAP DEV,   VI CAP DEV,   VI DIV DIVD,   VI GLOBAL HLTH,   VI INTL GRO,
PERIOD ENDED DEC. 31, 2011 (CONTINUED)             SER I         SER II       SER I(2)          SER II          SER II
 OPERATIONS
Investment income (loss) -- net                 $  (161,318)  $  (249,414)   $   (73,445)    $  (208,660)    $    335,789
Net realized gain (loss) on sales of
  investments                                       242,097       (26,618)      (211,163)        153,227        1,482,624
Distributions from capital gains                         --            --             --              --               --
Net change in unrealized appreciation or
  depreciation of investments                    (2,312,308)   (1,810,314)      (872,638)        697,429      (10,148,003)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (2,231,529)   (2,086,346)    (1,157,246)        641,996       (8,329,590)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          263,942       520,952        175,701         375,062        1,664,851
Net transfers(1)                                  4,648,001    (3,969,897)    14,530,477       2,157,506       (6,665,349)
Transfers for policy loans                              999       (19,101)         3,149          (6,326)          13,656
Adjustments to net assets allocated to
  contracts in payment period                        18,723        (3,342)           515             (80)          (7,411)
Contract charges                                    (11,760)      (20,015)        (7,316)        (18,711)        (132,596)
Contract terminations:
    Surrender benefits                           (3,063,512)   (1,948,559)      (632,387)     (1,990,968)     (10,559,862)
    Death benefits                                 (158,945)     (297,118)       (39,649)       (155,950)        (649,851)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    1,697,448    (5,737,080)    14,030,490         360,533      (16,336,562)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  17,619,733    30,871,418             --      22,250,600      121,171,446
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $17,085,652   $23,047,992    $12,873,244     $23,253,129     $ 96,505,294
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            9,736,767    23,414,232             --      20,785,101       90,302,409
Contract purchase payments                          150,027       414,379        191,465         329,079        1,273,306
Net transfers(1)                                  2,312,818    (3,044,250)    14,578,486       1,932,580       (4,970,206)
Transfers for policy loans                              190       (12,247)         3,472          (5,268)          11,682
Contract charges                                     (6,806)      (15,225)        (8,083)        (16,500)        (102,427)
Contract terminations:
    Surrender benefits                           (1,689,838)   (1,451,671)      (694,919)     (1,786,235)      (7,809,045)
    Death benefits                                  (87,645)     (222,867)       (45,223)       (138,373)        (493,107)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 10,415,513    19,082,351     14,025,198      21,100,384       78,212,612
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.
 (2) From the period April 29, 2011 (commencement of operations) to Dec. 31,
     2011.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS

                                                INVESCO     INVESCO VANK VI    JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                VI TECH,       COMSTOCK,      GLOBAL TECH,      JANUS,        OVERSEAS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             SER I           SER II           SERV           SERV           SERV
 OPERATIONS
Investment income (loss) -- net               $  (214,294)    $  1,159,900     $  (183,494)  $   (336,430)  $   (613,788)
Net realized gain (loss) on sales of
  investments                                   1,822,831       (2,718,564)        471,149      1,908,786      9,570,472
Distributions from capital gains                       --               --              --             --      1,361,065
Net change in unrealized appreciation or
  depreciation of investments                  (3,455,357)      (5,040,416)     (2,302,883)    (6,032,184)   (59,965,825)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (1,846,820)      (6,599,080)     (2,015,228)    (4,459,828)   (49,648,076)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        399,580        2,726,753         307,902      1,488,356      1,322,704
Net transfers(1)                               (2,416,795)     (19,503,052)     (2,088,680)   (14,118,981)   (21,921,723)
Transfers for policy loans                         10,888           34,518          (4,079)       (19,950)        15,877
Adjustments to net assets allocated to
  contracts in payment period                        (112)          12,657          (3,804)        (1,680)        49,143
Contract charges                                  (67,371)        (616,234)        (13,760)      (160,361)       (69,376)
Contract terminations:
    Surrender benefits                         (2,052,103)     (17,510,778)     (3,324,659)    (6,080,876)   (18,420,092)
    Death benefits                               (305,887)      (1,924,303)       (172,959)      (677,964)      (620,533)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (4,431,800)     (36,780,439)     (5,300,039)   (19,571,456)   (39,644,000)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                33,423,508      257,009,567      24,760,253     82,233,183    175,075,543
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $27,144,888     $213,630,048     $17,444,986   $ 58,201,899   $ 85,783,467
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         37,410,988      214,858,132      43,886,351     85,312,666     97,399,090
Contract purchase payments                        434,190        2,335,170         556,565      1,550,251        834,808
Net transfers(1)                               (2,898,842)     (16,282,695)     (3,990,972)   (15,119,360)   (15,209,227)
Transfers for policy loans                         12,581           29,109          (7,778)       (19,322)         8,884
Contract charges                                  (74,993)        (509,668)        (25,054)      (168,909)       (44,793)
Contract terminations:
    Surrender benefits                         (2,247,422)     (14,574,162)     (5,986,587)    (6,346,495)   (11,642,276)
    Death benefits                               (340,721)      (1,631,137)       (314,154)      (712,954)      (396,430)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               32,295,781      184,224,749      34,118,371     64,495,877     70,950,056
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   MFS             MFS            MFS            MS UIF           MS UIF
                                             INV GRO STOCK,     NEW DIS,      UTILITIES,    GLOBAL REAL EST,   MID CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             SERV CL         SERV CL        SERV CL           CL II            CL II
 OPERATIONS
Investment income (loss) -- net               $   (472,866)   $   (555,885)  $  4,983,716      $ 1,659,226      $  (416,392)
Net realized gain (loss) on sales of
  investments                                    2,121,422         872,919      1,775,221         (913,941)       1,179,982
Distributions from capital gains                        --       8,256,051             --               --           25,621
Net change in unrealized appreciation or
  depreciation of investments                   (1,774,771)    (16,395,393)     6,180,189       (8,308,301)      (6,049,699)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (126,215)     (7,822,308)    12,939,126       (7,563,016)      (5,260,488)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       1,187,096         709,120      6,782,722        1,240,236        2,409,481
Net transfers(1)                                (6,009,280)      6,805,395     12,747,115       (2,235,158)       5,841,127
Transfers for policy loans                           3,566           6,434        (13,275)          13,699           (2,654)
Adjustments to net assets allocated to
  contracts in payment period                      (10,699)         (7,606)       (12,141)          12,945          (11,172)
Contract charges                                   (54,851)        (47,340)      (167,934)         (66,997)         (43,059)
Contract terminations:
    Surrender benefits                          (7,365,026)     (6,307,647)   (18,917,674)      (6,235,511)      (5,343,334)
    Death benefits                                (327,232)       (350,453)    (2,124,328)        (458,365)        (368,481)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (12,576,426)        807,903     (1,705,515)      (7,729,151)       2,481,908
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 82,959,875      62,697,588    229,995,170       73,116,472       60,967,357
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 70,257,234    $ 55,683,183   $241,228,781      $57,824,305      $58,188,777
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         105,423,462      47,234,660    121,459,411       69,096,688       45,796,859
Contract purchase payments                       1,336,278         525,047      3,867,628        1,185,054        1,735,530
Net transfers(1)                                (7,909,417)      4,582,702      6,749,597       (2,445,854)       4,172,715
Transfers for policy loans                           5,766           7,668         (5,847)          14,239           (2,745)
Contract charges                                   (67,761)        (35,834)       (86,244)         (64,560)         (31,560)
Contract terminations:
    Surrender benefits                          (9,292,959)     (4,733,507)    (9,203,371)      (6,042,193)      (3,931,939)
    Death benefits                                (409,582)       (268,794)    (1,101,347)        (447,391)        (275,574)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                89,085,787      47,311,942    121,679,827       61,295,983       47,463,286
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS

                                              NB AMT     OPPEN GLOBAL      OPPEN GLOBAL      OPPEN MAIN ST        PIMCO
                                              INTL,         SEC VA,     STRATEGIC INC VA,   SM MID CAP VA,   VIT ALL ASSET,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           CL S          SERV              SRV               SERV          ADVISOR CL
 OPERATIONS
Investment income (loss) -- net            $ 1,146,098   $    163,302     $  18,499,297      $   (345,904)    $ 16,461,652
Net realized gain (loss) on sales of
  investments                                 (374,706)      (153,182)       10,178,219         1,061,944          (27,797)
Distributions from capital gains                    --             --        11,696,484                --               --
Net change in unrealized appreciation or
  depreciation of investments               (3,725,955)    (9,678,483)      (40,369,088)       (2,786,302)     (13,922,833)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (2,954,563)    (9,668,363)            4,912        (2,070,262)       2,511,022
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     390,112      4,053,570        11,148,025         1,743,482        8,160,214
Net transfers(1)                               (11,449)    (3,592,432)      (58,457,272)       (8,700,356)      18,044,185
Transfers for policy loans                       6,666         (4,622)          (22,226)           16,970          (49,031)
Adjustments to net assets allocated to
  contracts in payment period                   (2,775)       (13,365)         (177,406)           (9,951)         (31,322)
Contract charges                               (44,177)       (70,342)         (856,703)          (49,780)        (256,664)
Contract terminations:
    Surrender benefits                      (1,686,559)    (7,640,071)      (90,129,639)       (5,898,842)     (24,200,990)
    Death benefits                            (196,113)      (797,290)       (9,949,275)         (516,928)      (2,279,735)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                              (1,544,295)    (8,064,552)     (148,444,496)      (13,415,405)        (613,343)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             22,804,363    107,677,616       985,347,754        76,560,275      244,030,878
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $18,305,505   $ 89,944,701     $ 836,908,170      $ 61,074,608     $245,928,557
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year      23,891,737     76,283,213       706,223,975        58,249,701      192,370,650
Contract purchase payments                     404,310      3,096,065         7,987,509         1,390,505        6,422,214
Net transfers(1)                              (140,317)    (2,644,988)      (41,369,104)       (6,464,866)      14,126,001
Transfers for policy loans                       7,842         (6,752)          (16,904)           12,923          (39,056)
Contract charges                               (46,525)       (50,420)         (605,106)          (37,971)        (198,282)
Contract terminations:
    Surrender benefits                      (1,842,217)    (5,351,755)      (63,244,312)       (4,416,295)     (18,866,635)
    Death benefits                            (212,138)      (623,259)       (7,100,088)         (415,524)      (1,782,774)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year            22,062,692     70,702,104       601,875,970        48,318,473      192,032,118
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   PUT VT           PUT VT         PUT VT
                                             GLOBAL HLTH CARE,     INTL EQ,    MULTI-CAP GRO,     VP AGGR,        VP AGGR,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL IB            CL IB           CL IB           CL 2            CL 4
 OPERATIONS
Investment income (loss) -- net                 $   538,298      $   702,166     $  (173,651)   $ (4,488,953)  $  (16,139,816)
Net realized gain (loss) on sales of
  investments                                       255,065       (1,158,990)        775,407         (71,100)      36,792,625
Distributions from capital gains                         --               --              --              --               --
Net change in unrealized appreciation or
  depreciation of investments                    (1,133,361)      (4,503,316)     (2,204,844)    (27,216,458)     (85,403,261)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (339,998)      (4,960,140)     (1,603,088)    (31,776,511)     (64,750,452)
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          317,700          327,517         498,588     390,801,189       30,615,117
Net transfers(1)                                 (1,827,003)      (2,753,396)     (2,481,877)    101,125,629      (89,002,429)
Transfers for policy loans                            3,284            7,303          35,422        (145,600)          11,123
Adjustments to net assets allocated to
  contracts in payment period                        (2,811)          (2,949)         (3,197)        219,494          (99,897)
Contract charges                                    (18,890)         (20,655)        (28,296)     (1,788,309)      (9,981,618)
Contract terminations:
    Surrender benefits                           (1,367,844)      (2,318,906)     (3,839,580)     (5,319,789)     (81,782,353)
    Death benefits                                 (140,033)        (231,863)       (239,807)     (2,005,122)      (9,566,639)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (3,035,597)      (4,992,949)     (6,058,747)    482,887,492     (159,806,696)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  21,455,084       32,041,486      33,345,807     208,702,302    1,821,118,319
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $18,079,489      $22,088,397     $25,683,972    $659,813,283   $1,596,561,171
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           18,734,342       24,302,454      29,434,323     186,003,988    1,623,317,828
Contract purchase payments                          268,442          259,188         442,707     347,255,380       27,149,757
Net transfers(1)                                 (1,589,186)      (2,196,225)     (2,196,616)     87,663,870      (81,339,985)
Transfers for policy loans                            3,264            6,704          33,510        (134,470)          14,446
Contract charges                                    (16,170)         (16,574)        (25,249)     (1,667,685)      (8,934,063)
Contract terminations:
    Surrender benefits                           (1,170,172)      (1,834,600)     (3,396,714)     (4,848,468)     (72,558,968)
    Death benefits                                 (122,676)        (181,728)       (215,183)     (1,823,883)      (8,385,369)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 16,107,844       20,339,219      24,076,778     612,448,732    1,479,263,646
-----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 VP DAVIS         VP GS
                                                VP CONSERV,     VP CONSERV,     NY VENTURE,   MID CAP VAL,       VP MOD,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 2            CL 4            CL 3           CL 3            CL 2
 OPERATIONS
Investment income (loss) -- net                $ (3,761,505)  $  (13,513,950)  $   (487,057)   $  (126,315)  $  (30,692,100)
Net realized gain (loss) on sales of
  investments                                     1,502,990       22,388,357      2,229,951        189,724        2,721,276
Distributions from capital gains                         --               --             --             --               --
Net change in unrealized appreciation or
  depreciation of investments                     8,542,996       22,529,730     (4,084,293)    (1,130,547)     (28,156,897)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       6,284,481       31,404,137     (2,341,399)    (1,067,138)     (56,127,721)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      183,173,769       14,301,225        647,526        368,746    2,265,560,632
Net transfers(1)                                287,199,532      320,774,032     (8,673,104)       556,095      574,158,723
Transfers for policy loans                         (130,889)         (43,473)        13,029         (2,521)        (188,465)
Adjustments to net assets allocated to
  contracts in payment period                       (62,635)      (3,469,457)       (22,045)       (20,260)        (514,658)
Contract charges                                 (1,768,474)      (7,492,545)      (161,438)       (13,374)     (14,448,350)
Contract terminations:
    Surrender benefits                          (19,069,845)    (126,135,297)    (4,455,225)      (932,191)     (61,028,426)
    Death benefits                               (5,400,800)     (23,221,782)      (613,612)      (191,329)     (16,512,317)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  443,940,658      174,712,703    (13,264,869)      (234,834)   2,747,027,139
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 184,093,835    1,409,945,636     62,573,958     14,315,039    1,732,993,126
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $634,318,974   $1,616,062,476   $ 46,967,690    $13,013,067   $4,423,892,544
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          176,204,428    1,349,528,344     63,233,786     10,675,740    1,584,363,240
Contract purchase payments                      172,926,089       13,487,690        654,734        292,993    2,058,155,344
Net transfers(1)                                269,630,807      297,658,127     (8,981,632)       432,431      514,546,341
Transfers for policy loans                         (122,697)         (41,505)        13,413         (2,467)        (171,610)
Contract charges                                 (1,672,281)      (7,072,221)      (164,835)       (10,127)     (13,387,930)
Contract terminations:
    Surrender benefits                          (17,998,049)    (118,980,129)    (4,565,399)      (707,055)     (55,464,722)
    Death benefits                               (5,070,923)     (21,943,200)      (625,121)      (137,383)     (15,112,928)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                593,897,374    1,512,637,106     49,564,946     10,544,132    4,072,927,735
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  VP MOD           VP MOD           VP MOD           VP MOD
                                                VP MOD,            AGGR,            AGGR,          CONSERV,         CONSERV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL 4             CL 2             CL 4             CL 2             CL 4
 OPERATIONS
Investment income (loss) -- net             $  (105,753,467)  $  (18,853,259)  $  (64,412,082)  $   (8,868,256)  $  (31,026,461)
Net realized gain (loss) on sales of
  investments                                   133,484,565        1,227,058      110,367,314        2,060,489       40,621,726
Distributions from capital gains                         --               --               --               --               --
Net change in unrealized appreciation or
  depreciation of investments                   (85,113,845)     (65,055,187)    (205,202,717)       9,434,660       27,264,700
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (57,382,747)     (82,681,388)    (159,247,485)       2,626,893       36,859,965
-------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      118,303,025    1,548,819,538       98,046,130      514,770,554       30,280,076
Net transfers(1)                               (214,839,503)     236,668,553     (385,470,691)     351,219,659      195,891,612
Transfers for policy loans                          182,489         (126,863)         (38,416)         (45,837)          68,615
Adjustments to net assets allocated to
  contracts in payment period                    (8,199,808)       2,036,054       (3,418,139)        (650,782)      (5,584,876)
Contract charges                                (62,555,188)      (8,670,726)     (39,108,384)      (3,956,617)     (16,132,105)
Contract terminations:
    Surrender benefits                         (679,542,651)     (28,268,292)    (328,142,496)     (28,111,434)    (202,011,291)
    Death benefits                              (83,940,910)      (5,003,145)     (26,333,360)      (7,446,037)     (41,111,215)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (930,592,546)   1,745,455,119     (684,465,356)     825,779,506      (38,599,184)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              11,557,839,474      991,528,000    7,156,739,337      520,096,345    3,332,019,792
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $10,569,864,181   $2,654,301,731   $6,313,026,496   $1,348,502,744   $3,330,280,573
-------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year       10,566,948,821      891,746,819    6,431,039,211      486,156,330    3,111,864,848
Contract purchase payments                      107,009,564    1,386,314,947       87,557,150      476,807,391       27,951,906
Net transfers(1)                               (206,483,405)     203,354,695     (364,663,629)     322,877,872      179,316,331
Transfers for policy loans                          168,292         (117,006)         (36,804)         (42,594)          64,569
Contract charges                                (56,793,587)      (8,002,769)     (35,020,652)      (3,694,252)     (14,900,292)
Contract terminations:
    Surrender benefits                         (615,745,361)     (25,407,554)    (292,883,789)     (25,710,045)    (186,498,298)
    Death benefits                              (76,237,353)      (4,495,349)     (23,718,436)      (6,869,239)     (37,917,013)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              9,718,866,971    2,443,393,783    5,802,273,051    1,249,525,463    3,079,882,051
-------------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 WF ADV
                                                   VP PTNRS                                     VT INDEX       WF ADV VT
                                                  SM CAP VAL,      WANGER         WANGER      ASSET ALLOC,     INTL EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 CL 3           INTL            USA           CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net                  $ (1,494,022)  $ 15,834,515   $ (3,579,648)   $   695,295   $   (518,520)
Net realized gain (loss) on sales of
  investments                                       6,102,542    (12,389,211)     7,422,440       (222,834)     2,396,920
Distributions from capital gains                           --      9,992,764     37,345,076             --      2,903,463
Net change in unrealized appreciation or
  depreciation of investments                     (13,816,553)   (75,765,979)   (55,601,899)     1,306,560    (13,726,538)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (9,208,033)   (62,327,911)   (14,414,031)     1,779,021     (8,944,675)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,995,557      5,682,272      5,692,849        440,095      1,008,594
Net transfers(1)                                  (23,106,147)   (37,794,420)   (43,140,767)    (3,368,680)    (6,196,601)
Transfers for policy loans                             21,943         (6,633)        34,694         27,112          2,014
Adjustments to net assets allocated to
  contracts in payment period                         (53,135)      (102,555)      (145,445)       (11,512)       (15,734)
Contract charges                                     (376,134)      (438,215)      (405,171)       (28,323)       (96,109)
Contract terminations:
    Surrender benefits                            (13,532,325)   (36,708,123)   (36,961,636)    (3,959,568)    (6,457,878)
    Death benefits                                 (1,659,575)    (2,835,207)    (2,884,094)      (516,580)      (644,687)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (36,709,816)   (72,202,881)   (77,809,570)    (7,417,456)   (12,400,401)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   197,265,671    458,488,585    441,908,083     36,092,798     74,526,363
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $151,347,822   $323,957,793   $349,684,482    $30,454,363   $ 53,181,287
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            106,424,676    199,413,566    240,629,120     29,126,578     57,744,964
Contract purchase payments                          1,201,319      2,902,557      3,378,713        350,920        866,755
Net transfers(1)                                  (12,788,388)   (17,107,732)   (22,333,408)    (2,678,683)    (4,859,345)
Transfers for policy loans                              9,006          6,588         16,615         21,410          1,826
Contract charges                                     (215,038)      (201,279)      (220,324)       (22,452)       (84,498)
Contract terminations:
    Surrender benefits                             (7,300,732)   (15,806,567)   (19,348,224)    (3,143,031)    (4,999,219)
    Death benefits                                   (952,953)    (1,307,910)    (1,628,943)      (409,118)      (542,421)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   86,377,890    167,899,223    200,493,549     23,245,624     48,128,062
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           WF ADV       WF ADV VT
                                                                          VT OPP,      SM CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                                        CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                                         $  (465,633)  $   (775,985)
Net realized gain (loss) on sales of investments                            184,154      2,102,923
Distributions from capital gains                                                 --             --
Net change in unrealized appreciation or depreciation of investments       (978,445)    (6,401,488)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (1,259,924)    (5,074,550)
--------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                1,299,718      2,904,320
Net transfers(1)                                                         28,373,367    (18,022,798)
Transfers for policy loans                                                   17,101          1,868
Adjustments to net assets allocated to contracts in payment period          125,738         (7,979)
Contract charges                                                            (44,535)       (54,390)
Contract terminations:
    Surrender benefits                                                   (4,801,115)    (7,298,040)
    Death benefits                                                         (416,706)      (531,721)
--------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           24,553,568    (23,008,740)
--------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          51,585,277    100,081,392
--------------------------------------------------------------------------------------------------
Net assets at end of year                                               $74,878,921   $ 71,998,102
--------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   34,392,724     68,151,085
Contract purchase payments                                                  933,359      2,012,323
Net transfers(1)                                                         22,980,659    (12,804,108)
Transfers for policy loans                                                   10,951          2,336
Contract charges                                                            (30,888)       (38,196)
Contract terminations:
    Surrender benefits                                                   (3,280,476)    (5,068,671)
    Death benefits                                                         (284,586)      (365,741)
--------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         54,721,743     51,889,028
--------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS

                                               AB VPS GLOBAL      AB VPS          AB VPS         AC VP          AC VP
                                               THEMATIC GRO,    GRO & INC,      INTL VAL,        INTL,       MID CAP VAL,
YEAR ENDED DEC. 31, 2010                            CL B           CL B            CL B          CL II          CL II
 OPERATIONS
Investment income (loss) -- net                 $   197,994    $ (1,008,823)  $   6,867,987   $   753,578   $     420,930
Net realized gain (loss) on sales of
  investments                                       252,172      (9,434,165)    (87,659,183)      478,027         797,337
Distributions from capital gains                         --              --              --            --              --
Net change in unrealized appreciation or
  depreciation of investments                     2,119,815      23,189,233      60,930,817     4,760,256       9,495,889
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       2,569,981      12,746,245     (19,860,379)    5,991,861      10,714,156
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          508,421       2,352,036      16,573,408       767,304       8,617,116
Net transfers(1)                                 (2,006,155)    (16,661,733)   (238,195,599)   (5,168,611)   (172,589,015)
Transfers for policy loans                           (3,778)         42,940         101,488        14,846          (4,652)
Adjustments to net assets allocated to
  contracts in payment period                       (30,468)        (21,568)       (129,298)      (13,048)        (11,589)
Contract charges                                    (14,707)        (98,797)       (853,810)      (43,598)       (406,743)
Contract terminations:
    Surrender benefits                           (1,223,076)     (8,576,912)    (31,446,228)   (4,161,078)     (5,036,214)
    Death benefits                                  (51,893)     (1,169,596)     (4,156,360)     (574,262)       (598,446)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (2,821,656)    (24,133,630)   (258,106,399)   (9,178,447)   (170,029,543)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  17,971,619     127,984,486     647,669,201    59,609,752     203,460,054
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $17,719,944    $116,597,101   $ 369,702,423   $56,423,166   $  44,144,667
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           16,688,585     135,762,252     524,099,669    48,290,885     204,863,181
Contract purchase payments                          469,865       2,517,443      17,953,978       604,673       7,822,976
Net transfers(1)                                 (1,980,965)    (17,393,422)   (262,054,685)   (4,333,015)   (167,208,843)
Transfers for policy loans                           (3,661)         42,531          82,595        11,198          (4,472)
Contract charges                                    (13,616)       (103,245)       (767,825)      (35,601)       (390,525)
Contract terminations:
    Surrender benefits                           (1,106,037)     (8,807,747)    (22,918,389)   (3,337,680)     (5,123,603)
    Death benefits                                  (46,133)     (1,243,002)     (3,219,829)     (471,211)       (575,794)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 14,008,038     110,774,810     253,175,514    40,729,249      39,382,920
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     AC VP          AC VP                       COL VP          COL VP
                                                     ULTRA,         VAL,        CALVERT VP       BAL,         CASH MGMT,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 CL II          CL II        SRI BAL         CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net                   $  (137,111)  $  2,314,000   $   139,692   $ (2,441,168)  $  (4,722,075)
Net realized gain (loss) on sales of investments     (716,752)    (9,629,572)     (531,081)    (5,085,805)        138,562
Distributions from capital gains                           --             --            --             --              --
Net change in unrealized appreciation or
  depreciation of investments                       4,628,198     29,785,042     3,203,682     33,411,227        (138,562)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   3,774,335     22,469,470     2,812,293     25,884,254      (4,722,075)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            535,190      5,384,091       614,397      3,877,166      52,824,512
Net transfers(1)                                      (16,783)   (12,186,996)   (1,958,419)   (21,786,691)   (140,400,885)
Transfers for policy loans                              3,280         37,482         2,141        196,450         513,820
Adjustments to net assets allocated to contracts
  in payment period                                      (368)       (27,327)       (8,149)      (495,113)       (921,627)
Contract charges                                      (27,835)      (162,357)      (25,154)      (216,641)       (397,777)
Contract terminations:
    Surrender benefits                             (2,045,865)   (13,008,132)   (1,968,783)   (25,479,905)   (122,905,777)
    Death benefits                                   (305,282)    (2,100,859)     (188,683)    (4,086,392)    (11,265,911)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,857,663)   (22,064,098)   (3,532,650)   (47,991,126)   (222,553,645)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    26,369,905    206,108,543    27,571,546    264,040,866     644,738,245
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $28,286,577   $206,513,915   $26,851,189   $241,933,994   $ 417,462,525
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             28,447,676    169,378,185    28,365,851    221,592,312     554,428,142
Contract purchase payments                            560,370      4,802,282       603,184      3,266,575      48,538,439
Net transfers(1)                                       50,844     (9,618,725)   (1,979,578)   (19,860,531)   (126,357,609)
Transfers for policy loans                              3,648         23,663         1,881        141,111         437,927
Contract charges                                      (29,574)      (130,968)      (25,001)      (175,871)       (342,914)
Contract terminations:
    Surrender benefits                             (2,161,667)   (10,367,665)   (1,938,614)   (19,591,011)   (105,324,156)
    Death benefits                                   (321,485)    (1,707,431)     (189,406)    (3,368,730)     (9,866,781)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   26,549,812    152,379,341    24,838,317    182,003,855     361,513,048
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS

                                                 COL VP            COL VP          COL VP          COL VP            COL VP
                                               DIV BOND,        DIV EQ INC,        DYN EQ,     EMER MKTS OPP,     GLOBAL BOND,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              CL 3              CL 3            CL 3            CL 3              CL 3
 OPERATIONS
Investment income (loss) -- net             $    47,104,232   $   (15,073,879)  $ (4,121,591)   $   2,714,828   $    20,075,004
Net realized gain (loss) on sales of
  investments                                   247,666,173      (216,916,716)   (27,580,475)      17,864,905        20,651,073
Distributions from capital gains                         --                --             --               --                --
Net change in unrealized appreciation or
  depreciation of investments                   (90,148,394)      334,606,719     95,299,948       24,788,289       (39,422,100)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     204,622,011       102,616,124     63,597,882       45,368,022         1,303,977
-------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      155,781,344        92,051,221      7,650,561       22,035,548        52,315,891
Net transfers(1)                             (3,152,563,948)   (1,782,832,501)   (34,320,107)    (259,458,371)   (1,002,429,736)
Transfers for policy loans                           72,638           257,791        670,981          140,676           (14,861)
Adjustments to net assets allocated to
  contracts in payment period                    (2,147,284)       (1,127,449)      (826,577)        (202,785)         (696,838)
Contract charges                                 (7,273,101)       (4,317,914)      (937,445)        (996,325)       (2,448,961)
Contract terminations:
    Surrender benefits                         (164,376,776)     (112,200,136)   (46,301,770)     (38,825,134)      (57,012,085)
    Death benefits                              (30,654,459)      (16,749,166)    (5,558,620)      (3,222,646)       (9,541,612)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               (3,201,161,586)   (1,824,918,154)   (79,622,977)    (280,529,037)   (1,019,828,202)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               4,158,300,208     2,726,249,812    452,226,794      657,160,553     1,428,993,482
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 1,161,760,633   $ 1,003,947,782   $436,201,699    $ 421,999,538   $   410,469,257
-------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        3,271,423,264     2,438,725,671    566,618,462      361,472,294     1,026,842,051
Contract purchase payments                      130,465,162        94,250,284      9,072,675       13,947,795        41,899,625
Net transfers(1)                             (2,485,027,798)   (1,779,312,553)   (44,893,588)    (174,793,940)     (776,324,762)
Transfers for policy loans                           36,456           176,252        731,110           70,205           (12,432)
Contract charges                                 (5,732,639)       (4,016,750)    (1,190,210)        (559,285)       (1,814,226)
Contract terminations:
    Surrender benefits                         (115,164,209)      (84,193,146)   (52,619,751)     (18,974,167)      (36,368,687)
    Death benefits                              (22,217,725)      (13,489,265)    (6,665,739)      (1,710,951)       (6,490,548)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                773,782,511       652,140,493    471,052,959      179,451,951       247,731,021
-------------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                  COL VP
                                             GLOBAL INFLATION       COL VP            COL VP          COL VP         COL VP
                                                 PROT SEC,      HI YIELD BOND,       INC OPP,        INTL OPP,     LG CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL 3              CL 3              CL 3            CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net               $    (1,260,467)   $ 41,700,948    $    17,728,359   $    621,265   $ (1,243,298)
Net realized gain (loss) on sales of
  investments                                      21,180,011       3,220,107        164,666,843       (365,512)    (7,605,381)
Distributions from capital gains                      572,150              --                 --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      21,301,758      17,102,759       (130,417,313)    16,307,746     30,500,363
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        41,793,452      62,023,814         51,977,889     16,563,499     21,651,684
------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         72,931,971       7,579,345         64,048,267      2,767,047      3,470,611
Net transfers(1)                               (1,558,037,035)    (44,462,963)    (1,415,397,331)   (13,348,632)   (15,018,400)
Transfers for policy loans                             (5,675)         52,162            (18,210)       125,931         44,965
Adjustments to net assets allocated to
  contracts in payment period                        (728,876)       (961,810)          (426,450)      (181,188)      (208,833)
Contract charges                                   (3,596,140)       (318,445)        (3,019,074)      (122,711)      (167,249)
Contract terminations:
    Surrender benefits                            (48,581,431)    (53,474,152)       (38,089,233)   (18,232,397)   (13,261,510)
    Death benefits                                 (9,844,519)     (6,647,730)        (7,801,131)    (1,844,725)    (1,612,657)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (1,547,861,705)    (98,233,593)    (1,400,703,162)   (30,836,675)   (26,753,073)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 1,785,469,297     537,691,390      1,564,362,360    163,378,151    155,167,654
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $    279,401,044    $501,481,611    $   215,637,087   $149,104,975   $150,066,265
------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          1,530,203,463     348,000,332      1,240,487,789    153,422,637    263,512,068
Contract purchase payments                         62,545,772       5,207,480         50,732,854      2,590,403      5,277,961
Net transfers(1)                               (1,310,531,100)    (27,822,516)    (1,105,849,134)   (13,698,528)   (25,515,035)
Transfers for policy loans                             (5,232)         31,704            (14,235)       107,202         70,292
Contract charges                                   (3,054,873)       (197,691)        (2,344,188)      (114,360)      (274,323)
Contract terminations:
    Surrender benefits                            (40,801,552)    (32,355,483)       (28,571,686)   (16,241,672)   (21,449,120)
    Death benefits                                 (8,284,652)     (4,065,140)        (5,929,445)    (1,838,052)    (2,787,130)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  230,071,826     288,798,686        148,511,955    124,227,630    218,834,713
------------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  37

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     COL VP         COL VP          COL VP
                                                     COL VP          MARSICO        MID CAP        MID CAP         COL VP
                                                  MARSICO GRO,      INTL OPP,      GRO OPP,        VAL OPP,       S&P 500,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  CL 1            CL 2           CL 3            CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                 $    (6,132,764)  $   (162,849)  $ (1,246,267)  $  (1,393,644)  $ (1,245,774)
Net realized gain (loss) on sales of
  investments                                       (33,947,676)    (6,870,243)     2,471,307     (28,787,399)       242,110
Distributions from capital gains                             --             --             --              --             --
Net change in unrealized appreciation or
  depreciation of investments                        67,774,916     15,115,506     27,934,463      52,666,036     19,357,208
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          27,694,476      8,082,414     29,159,503      22,484,993     18,353,544
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           70,777,376      2,376,436      3,024,310       6,822,315      3,729,306
Net transfers(1)                                 (1,529,787,605)   (10,268,939)    (5,478,948)   (119,178,844)   (11,167,535)
Transfers for policy loans                                9,951        (13,597)        84,608          29,279        (56,673)
Adjustments to net assets allocated to
  contracts in payment period                           (25,824)       (22,280)       (91,426)        (36,853)       (92,396)
Contract charges                                     (3,316,519)       (53,387)      (127,522)       (314,702)      (114,853)
Contract terminations:
    Surrender benefits                              (38,494,935)    (4,793,446)   (13,718,488)     (8,658,180)   (12,042,263)
    Death benefits                                   (6,948,335)      (424,717)    (1,406,035)     (1,307,954)    (1,671,815)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (1,507,785,891)   (13,199,930)   (17,713,501)   (122,644,939)   (21,416,229)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   1,713,729,732     78,881,552    128,718,912     220,335,702    151,756,150
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   233,638,317   $ 73,764,036   $140,164,914   $ 120,175,756   $148,693,465
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            1,831,326,765     85,819,490    114,747,012     218,176,420    181,918,465
Contract purchase payments                           72,584,708      2,517,797      2,609,402       6,969,598      4,144,430
Net transfers(1)                                 (1,641,121,539)   (11,548,280)    (4,210,880)   (121,260,712)   (13,346,913)
Transfers for policy loans                               11,219        (15,476)        84,594          26,121        (63,295)
Contract charges                                     (3,439,390)       (58,971)      (108,541)       (304,658)      (134,390)
Contract terminations:
    Surrender benefits                              (40,419,852)    (5,270,866)   (11,874,336)     (7,799,622)   (14,115,420)
    Death benefits                                   (7,282,538)      (454,579)    (1,199,339)     (1,220,831)    (1,948,741)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    211,659,373     70,989,115    100,047,912      94,586,316    156,454,136
----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   COL VP        COL VP
                                                 SELECT LG     SELECT SM         COL VP            CS            EV VT
                                                  CAP VAL,      CAP VAL,    SHORT DURATION,     COMMODITY    FLOATING-RATE
YEAR ENDED DEC. 31, 2010 (CONTINUED)                CL 3          CL 3            CL 3           RETURN           INC
 OPERATIONS
Investment income (loss) -- net                 $  (162,472)  $  (511,051)    $    369,677    $  5,190,875   $  15,778,431
Net realized gain (loss) on sales of
  investments                                      (111,053)   (1,998,889)         695,882      (4,888,974)     25,932,186
Distributions from capital gains                         --            --               --              --              --
Net change in unrealized appreciation or
  depreciation of investments                     3,920,379    16,499,613        6,112,773      13,066,888       3,879,008
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       3,646,854    13,989,673        7,178,332      13,368,789      45,589,625
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          371,139     1,305,083       13,997,344       2,991,874      40,083,802
Net transfers(1)                                  9,895,575    (1,843,250)      (6,117,815)      3,322,111    (683,380,830)
Transfers for policy loans                            6,244        25,359           29,793          11,271          (9,221)
Adjustments to net assets allocated to
  contracts in payment period                        (5,030)       (4,089)        (495,712)        144,276          38,154
Contract charges                                    (15,333)      (51,082)        (220,581)        (56,544)     (1,647,281)
Contract terminations:
    Surrender benefits                           (1,506,946)   (5,487,859)     (34,272,456)     (7,271,496)    (31,381,643)
    Death benefits                                 (103,255)     (512,029)      (4,701,380)       (574,007)     (5,812,826)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    8,642,394    (6,567,867)     (31,780,807)     (1,432,515)   (682,109,845)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  13,058,159    59,042,887      345,898,636      89,247,216     884,458,994
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $25,347,407   $66,464,693     $321,296,161    $101,183,490   $ 247,938,774
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           13,446,905    43,222,203      275,348,728     100,552,858     828,277,758
Contract purchase payments                          369,419     1,079,416       12,373,935       3,437,900      36,533,672
Net transfers(1)                                  9,581,519      (951,431)      (5,646,708)      3,426,536    (615,667,345)
Transfers for policy loans                            5,858        17,629           15,179          13,656          (8,234)
Contract charges                                    (14,846)      (35,368)        (173,646)        (65,503)     (1,495,862)
Contract terminations:
    Surrender benefits                           (1,424,318)   (3,682,279)     (26,703,859)     (8,363,848)    (28,220,639)
    Death benefits                                 (102,857)     (366,640)      (3,679,398)       (651,790)     (5,244,300)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 21,861,680    39,283,530      251,534,231      98,349,809     214,175,050
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  39

STATEMENTS OF CHANGES IN NET ASSETS

                                                  FID VIP         FID VIP         FID VIP         FID VIP       FTVIPT FRANK
                                                CONTRAFUND,     GRO & INC,       MID CAP,        OVERSEAS,    GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             SERV CL 2       SERV CL 2       SERV CL 2       SERV CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                $    (441,838)  $   (620,946)  $   (6,456,065)  $    299,177     $  3,328,499
Net realized gain (loss) on sales of
  investments                                    (93,194,365)    (4,635,578)      (7,540,357)    (4,019,024)     (24,906,552)
Distributions from capital gains                     216,856             --        2,869,143        218,866               --
Net change in unrealized appreciation or
  depreciation of investments                    159,742,494     24,859,190      188,052,048     16,036,759       51,790,396
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       66,323,147     19,602,666      176,924,769     12,535,778       30,212,343
------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        29,567,663      2,287,359       33,890,887      2,593,545        3,954,790
Net transfers(1)                                (333,429,101)   (18,477,849)    (482,494,211)   (13,515,833)     (17,455,595)
Transfers for policy loans                           (14,129)        20,570          (42,834)        12,740          124,322
Adjustments to net assets allocated to
  contracts in payment period                        (19,633)       (36,391)         (38,954)       (29,400)         (11,125)
Contract charges                                  (1,012,050)      (139,177)      (1,537,209)       (91,819)        (143,021)
Contract terminations:
    Surrender benefits                           (36,310,544)   (11,459,793)     (47,891,030)    (7,472,386)     (13,260,482)
    Death benefits                                (4,104,173)    (2,088,406)      (6,536,115)    (1,142,475)      (1,659,199)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (345,321,967)   (29,893,687)    (504,649,466)   (19,645,628)     (28,450,310)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  791,181,505    171,003,099    1,036,330,592    129,326,025      170,846,851
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $  512,182,685   $160,712,078   $  708,605,895   $122,216,175     $172,608,884
------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           841,695,744    168,181,247      705,682,334    103,180,204      119,954,441
Contract purchase payments                        30,079,981      2,201,037       27,192,017      2,359,471        3,418,411
Net transfers(1)                                (354,317,423)   (18,036,840)    (373,560,136)   (11,059,157)     (10,749,661)
Transfers for policy loans                           (12,830)        16,474          (31,558)        13,760           78,396
Contract charges                                  (1,042,059)      (134,807)      (1,057,140)       (74,605)         (94,998)
Contract terminations:
    Surrender benefits                           (37,938,267)   (11,032,067)     (25,777,941)    (5,933,364)      (8,380,953)
    Death benefits                                (4,271,913)    (2,056,631)      (3,782,337)      (947,222)      (1,090,751)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 474,193,233    139,138,413      328,665,239     87,539,087      103,134,885
------------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FTVIPT
                                            FTVIPT FRANK   MUTUAL SHARES      GS VIT           GS VIT           INVESCO
                                             SM CAP VAL,        SEC,       MID CAP VAL,   STRUCTD U.S. EQ,   VI CAP APPR,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            CL 2            CL 2           INST             INST            SER II
 OPERATIONS
Investment income (loss) -- net             $   (200,932)   $  1,129,939   $   (633,518)    $    923,998     $   (324,465)
Net realized gain (loss) on sales of
  investments                                    153,545      (4,076,879)   (11,010,245)      (8,488,974)      (1,284,468)
Distributions from capital gains                      --              --             --               --               --
Net change in unrealized appreciation or
  depreciation of investments                 43,612,692      19,514,108     79,373,700       26,062,459       14,862,908
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   43,565,305      16,567,168     67,729,937       18,497,483       13,253,975
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     4,349,364       5,642,097      3,694,490        2,839,441        1,015,991
Net transfers(1)                             (23,029,258)    (14,304,142)   (39,657,748)     (18,635,572)      (8,606,043)
Transfers for policy loans                        32,148          32,624         65,092           20,892           20,595
Adjustments to net assets allocated to
  contracts in payment period                    (31,296)        (58,086)         9,794          (31,141)          (1,503)
Contract charges                                (122,104)       (125,821)      (338,804)        (380,456)        (386,759)
Contract terminations:
    Surrender benefits                       (13,008,767)    (10,968,078)   (27,601,482)     (13,282,281)      (5,774,161)
    Death benefits                            (1,657,282)     (1,744,577)    (2,433,341)      (1,721,817)        (736,202)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               (33,467,195)    (21,525,983)   (66,261,999)     (31,190,934)     (14,468,082)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              183,263,851     178,999,272    326,736,273      180,207,162      104,160,856
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $193,361,961    $174,040,457   $328,204,211     $167,513,711     $102,946,749
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year       108,898,566     158,712,991    151,389,396      210,014,586      122,706,172
Contract purchase payments                     3,308,232       5,355,383      1,660,158        3,231,517        1,180,712
Net transfers(1)                             (12,513,172)    (12,195,190)   (17,210,223)     (21,172,134)      (9,764,571)
Transfers for policy loans                        20,951          28,366         23,777           24,225           22,327
Contract charges                                 (68,837)       (109,033)      (148,648)        (435,235)        (455,916)
Contract terminations:
    Surrender benefits                        (6,939,862)     (9,258,412)   (12,139,586)     (15,044,626)      (6,620,864)
    Death benefits                              (877,596)     (1,502,387)    (1,051,761)      (1,971,336)        (856,734)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              91,828,282     141,031,718    122,523,113      174,646,997      106,211,126
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  41

STATEMENTS OF CHANGES IN NET ASSETS

                                                INVESCO         INVESCO          INVESCO        INVESCO     INVESCO VANK VI
                                              VI CAP DEV,   VI GLOBAL HLTH,    VI INTL GRO,     VI TECH,       COMSTOCK,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             SER II          SER II           SER II         SER I           SER II
 OPERATIONS
Investment income (loss) -- net               $  (271,253)    $  (205,084)    $  (1,225,904)  $  (245,517)   $  (2,832,395)
Net realized gain (loss) on sales of
  investments                                  (1,322,578)       (544,058)      (70,577,501)      710,272      (85,503,348)
Distributions from capital gains                       --              --                --            --               --
Net change in unrealized appreciation or
  depreciation of investments                   6,384,619       1,545,624        29,377,162     5,220,907      116,005,067
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     4,790,788         796,482       (42,426,243)    5,685,662       27,669,324
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        648,295         752,634        31,005,338       390,841       23,164,023
Net transfers(1)                               (5,853,993)       (805,391)     (611,558,665)    1,327,937     (446,652,905)
Transfers for policy loans                          2,052          (3,802)           (9,488)        4,406          (12,914)
Adjustments to net assets allocated to
  contracts in payment period                      (3,297)            (75)           (2,537)          (98)         (14,673)
Contract charges                                  (23,043)        (19,353)       (1,428,749)      (67,542)      (1,536,958)
Contract terminations:
    Surrender benefits                         (1,881,971)     (1,718,802)      (19,238,892)   (1,956,748)     (22,739,501)
    Death benefits                               (191,235)       (131,638)       (3,140,248)     (184,291)      (4,167,609)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (7,303,192)     (1,926,427)     (604,373,241)     (485,495)    (451,960,537)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                33,383,822      23,380,545       767,970,930    28,223,341      681,300,780
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $30,871,418     $22,250,600     $ 121,171,446   $33,423,508    $ 257,009,567
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         29,643,956      22,760,403       668,343,819    37,973,406      700,428,383
Contract purchase payments                        587,583         724,823        28,158,107       508,376       24,777,403
Net transfers(1)                               (5,028,590)       (856,629)     (586,037,604)    1,724,341     (483,154,923)
Transfers for policy loans                          1,485          (3,725)           (9,513)        5,948          (12,662)
Contract charges                                  (19,814)        (18,994)       (1,261,809)      (90,218)      (1,527,838)
Contract terminations:
    Surrender benefits                         (1,604,870)     (1,692,350)      (16,146,914)   (2,468,031)     (21,594,106)
    Death benefits                               (165,518)       (128,427)       (2,743,677)     (242,834)      (4,058,125)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               23,414,232      20,785,101        90,302,409    37,410,988      214,858,132
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                               JANUS ASPEN     JANUS ASPEN      JANUS ASPEN         MFS            MFS
                                              GLOBAL TECH,        JANUS,         OVERSEAS,    INV GRO STOCK,     NEW DIS,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SERV             SERV            SERV           SERV CL        SERV CL
 OPERATIONS
Investment income (loss) -- net                $  (186,761)  $    (5,472,589)  $   (498,609)   $   (466,580)   $  (458,049)
Net realized gain (loss) on sales of
  investments                                     (332,660)      (26,600,945)     7,125,258         169,457        365,755
Distributions from capital gains                        --                --             --              --             --
Net change in unrealized appreciation or
  depreciation of investments                    5,316,370        20,048,186     28,762,482       8,672,651     16,692,409
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      4,796,949       (12,025,348)    35,389,131       8,375,528     16,600,115
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         302,473        61,911,503      1,674,072       1,922,434        639,466
Net transfers(1)                                   198,841    (1,388,790,842)    (5,134,845)     (7,594,137)    (2,421,528)
Transfers for policy loans                          19,476            11,008        (22,913)         24,218         23,657
Adjustments to net assets allocated to
  contracts in payment period                      (37,863)           (1,637)           603         (12,207)        26,732
Contract charges                                   (14,958)       (2,969,576)       (87,867)        (61,672)       (43,043)
Contract terminations:
    Surrender benefits                          (2,232,387)      (25,410,276)   (16,064,368)     (7,087,953)    (4,263,646)
    Death benefits                                 (96,542)       (5,219,810)    (1,139,295)       (718,403)      (228,874)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (1,860,960)   (1,360,469,630)   (20,774,613)    (13,527,720)    (6,267,236)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 21,824,264     1,454,728,161    160,461,025      88,112,067     52,364,709
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $24,760,253   $    82,233,183   $175,075,543    $ 82,959,875    $62,697,588
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          47,873,432     1,711,480,734    110,780,865     125,304,930     53,216,621
Contract purchase payments                         629,453        72,359,526      1,048,717       2,301,712        583,167
Net transfers(1)                                   191,937    (1,659,453,317)    (3,538,549)    (11,127,909)    (2,450,449)
Transfers for policy loans                          40,579            11,498        (16,529)         38,228         20,494
Contract charges                                   (30,987)       (3,458,352)       (55,310)        (86,184)       (39,939)
Contract terminations:
    Surrender benefits                          (4,608,801)      (29,496,429)   (10,091,999)     (9,969,037)    (3,883,914)
    Death benefits                                (209,262)       (6,130,994)      (728,105)     (1,038,278)      (211,320)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                43,886,351        85,312,666     97,399,090     105,423,462     47,234,660
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  43

STATEMENTS OF CHANGES IN NET ASSETS

                                                  MFS            MS UIF           MS UIF          NB AMT      OPPEN GLOBAL
                                              UTILITIES,    GLOBAL REAL EST,   MID CAP GRO,       INTL,          SEC VA,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            SERV CL           CL II            CL II           CL S           SERV
 OPERATIONS
Investment income (loss) -- net              $  4,959,273     $  12,214,607     $  (454,566)  $   1,211,678   $    348,819
Net realized gain (loss) on sales of
  investments                                  (3,411,212)      (31,468,683)       (809,663)    (49,798,795)    (1,970,323)
Distributions from capital gains                       --                --              --              --             --
Net change in unrealized appreciation or
  depreciation of investments                  24,053,603        26,653,423      15,501,356      36,056,941     15,393,418
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    25,601,664         7,399,347      14,237,127     (12,530,176)    13,771,914
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      5,997,976        10,666,204       1,561,535      13,566,701      3,983,774
Net transfers(1)                              (21,099,655)     (199,733,158)      2,032,626    (280,651,447)    (3,621,008)
Transfers for policy loans                         56,631            18,079           1,610           3,092         37,112
Adjustments to net assets allocated to
  contracts in payment period                     (16,704)           98,952          39,676          (2,558)       (12,217)
Contract charges                                 (166,908)         (486,089)        (35,397)       (635,254)       (75,173)
Contract terminations:
    Surrender benefits                        (15,206,551)       (8,063,239)     (3,602,225)     (5,413,995)    (7,194,480)
    Death benefits                             (2,114,685)       (1,305,538)       (384,676)     (1,037,108)    (1,027,974)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (32,549,896)     (198,804,789)       (386,851)   (274,170,569)    (7,909,966)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               236,943,402       264,521,914      47,117,081     309,505,108    101,815,668
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $229,995,170     $  73,116,472     $60,967,357   $  22,804,363   $107,677,616
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        139,628,365       299,590,214      46,533,070     379,110,356     82,308,513
Contract purchase payments                      4,063,093        11,749,389       1,354,752      16,083,679      3,407,485
Net transfers(1)                              (12,442,535)     (231,509,919)      1,472,668    (362,495,084)    (3,023,729)
Transfers for policy loans                         32,653            19,644           1,544           3,639         27,707
Contract charges                                  (99,444)         (538,424)        (31,615)       (774,923)       (59,804)
Contract terminations:
    Surrender benefits                         (8,485,637)       (8,784,942)     (3,199,275)     (6,758,462)    (5,554,341)
    Death benefits                             (1,237,084)       (1,429,274)       (334,285)     (1,277,468)      (822,618)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              121,459,411        69,096,688      45,796,859      23,891,737     76,283,213
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                OPPEN MAIN
                                              OPPEN GLOBAL         ST SM           PIMCO              PUT VT           PUT VT
                                           STRATEGIC INC VA,    MID CAP VA,    VIT ALL ASSET,   GLOBAL HLTH CARE,     INTL EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SRV              SERV          ADVISOR CL           CL IB            CL IB
 OPERATIONS
Investment income (loss) -- net             $   206,857,947    $   (338,531)  $    25,179,456      $   264,107      $   901,242
Net realized gain (loss) on sales of
  investments                                   (28,398,829)     (1,146,683)      (25,464,357)         182,748       (1,905,008)
Distributions from capital gains                         --              --                --               --               --
Net change in unrealized appreciation or
  depreciation of investments                     8,315,814      15,920,201        63,240,462         (184,979)       3,509,348
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     186,774,932      14,434,987        62,955,561          261,876        2,505,582
-------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       93,709,200       2,154,231        54,499,432          326,136          393,404
Net transfers(1)                             (1,769,293,079)     (8,020,654)   (1,032,754,941)      (3,474,771)      (4,425,320)
Transfers for policy loans                           84,050          15,233           (56,196)          15,181           16,746
Adjustments to net assets allocated to
  contracts in payment period                      (122,240)         (9,119)          463,073           (2,774)          (2,892)
Contract charges                                 (4,247,709)        (53,834)       (2,329,161)         (22,005)         (24,398)
Contract terminations:
    Surrender benefits                         (109,667,300)     (4,934,990)      (32,567,132)      (1,542,079)      (2,231,231)
    Death benefits                              (18,038,642)       (548,819)       (5,955,807)        (197,185)        (209,724)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               (1,807,575,720)    (11,397,952)   (1,018,700,732)      (4,897,497)      (6,483,415)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               2,606,148,542      73,523,240     1,199,776,049       26,090,705       36,019,319
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   985,347,754    $ 76,560,275   $   244,030,878      $21,455,084      $32,041,486
-------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        2,168,384,445      67,776,886     1,054,508,354       23,152,854       29,797,644
Contract purchase payments                       77,506,665       1,997,782        46,444,068          291,731          329,022
Net transfers(1)                             (1,437,995,631)     (6,867,818)     (874,047,668)      (3,151,720)      (3,766,024)
Transfers for policy loans                           65,136          13,429           (47,702)          13,615           14,033
Contract charges                                 (3,437,237)        (46,943)       (1,991,500)         (19,787)         (20,688)
Contract terminations:
    Surrender benefits                          (84,239,515)     (4,136,684)      (27,482,458)      (1,374,961)      (1,870,409)
    Death benefits                              (14,059,888)       (486,951)       (5,012,444)        (177,390)        (181,124)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                706,223,975      58,249,701       192,370,650       18,734,342       24,302,454
-------------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  45

STATEMENTS OF CHANGES IN NET ASSETS

                                                  PUT VT
                                              MULTI-CAP GRO,     VP AGGR,        VP AGGR,       VP CONSERV,     VP CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)           CL IB(2)         CL 2(3)         CL 4(3)         CL 2(3)         CL 4(3)
 OPERATIONS
Investment income (loss) -- net                 $   (73,165)   $   (473,599)  $   (9,360,352)  $   (575,375)  $   (8,631,376)
Net realized gain (loss) on sales of
  investments                                       131,971         109,783        6,107,532        237,806        6,895,691
Distributions from capital gains                         --              --               --             --               --
Net change in unrealized appreciation or
  depreciation of investments                     3,915,737      15,983,853      255,225,133      4,999,406       80,730,367
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       3,974,543      15,620,037      251,972,313      4,661,837       78,994,682
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          145,887     148,930,242       24,073,001    118,278,678       14,899,237
Net transfers(1)                                 30,465,480      44,667,837    1,593,345,660     65,621,819    1,402,459,508
Transfers for policy loans                            4,656          12,878           (8,242)         4,471          (42,351)
Adjustments to net assets allocated to
  contracts in payment period                        58,881           2,374          (59,262)       (24,789)      (2,778,537)
Contract charges                                     (8,809)        (15,614)      (5,992,587)       (34,305)      (4,410,305)
Contract terminations:
    Surrender benefits                           (1,203,267)       (515,452)     (39,922,340)    (4,114,301)     (70,538,238)
    Death benefits                                  (91,564)             --       (2,290,224)      (299,575)      (8,638,360)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   29,371,264     193,082,265    1,569,146,006    179,431,998    1,330,950,954
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --              --               --             --               --
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $33,345,807    $208,702,302   $1,821,118,319   $184,093,835   $1,409,945,636
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   --              --               --             --               --
Contract purchase payments                          136,202     142,913,365       23,688,625    115,700,626       14,732,602
Net transfers(1)                                 30,510,722      43,583,589    1,646,541,101     64,827,897    1,416,847,020
Transfers for policy loans                            4,544          12,507          (13,497)         4,158          (41,145)
Contract charges                                     (8,263)        (15,059)      (5,859,979)       (33,551)      (4,330,874)
Contract terminations:
    Surrender benefits                           (1,123,934)       (490,414)     (38,848,199)    (4,004,712)     (69,244,963)
    Death benefits                                  (84,948)             --       (2,190,223)      (289,990)      (8,434,296)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 29,434,323     186,003,988    1,623,317,828    176,204,428    1,349,528,344
----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.
 (2) For the period Sept. 24, 2010 (commencement of operations) to Dec. 31,
     2010.
 (3) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                 VP DAVIS          VP GS                                            VP MOD
                                               NY VENTURE,     MID CAP VAL,       VP MOD,          VP MOD,           AGGR,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 3            CL 3           CL 2(2)          CL 4(2)          CL 2(2)
 OPERATIONS
Investment income (loss) -- net              $    (5,959,595)   $  (111,860)  $   (4,458,274)  $   (63,571,414)  $ (2,438,058)
Net realized gain (loss) on sales of
  investments                                     33,452,476       (215,119)         447,967        23,317,661        275,747
Distributions from capital gains                          --             --               --                --             --
Net change in unrealized appreciation or
  depreciation of investments                    (65,360,617)     2,831,843       94,899,394     1,192,820,220     67,979,145
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (37,867,736)     2,504,864       90,889,087     1,152,566,467     65,816,834
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        65,308,756        383,210    1,282,267,148       118,832,595    733,351,874
Net transfers(1)                              (1,449,781,491)      (378,263)     371,556,132    10,729,013,689    196,176,339
Transfers for policy loans                           (15,725)       (13,681)        (219,438)          154,048       (151,804)
Adjustments to net assets allocated to
  contracts in payment period                       (348,902)        (1,693)         (97,702)       (4,289,698)         4,752
Contract charges                                  (3,178,387)       (12,802)        (101,570)      (38,048,690)       (71,529)
Contract terminations:
    Surrender benefits                           (25,254,664)      (918,006)     (10,986,861)     (361,840,863)    (3,169,495)
    Death benefits                                (5,206,547)      (127,645)        (313,670)      (38,548,074)      (428,971)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (1,418,476,960)    (1,068,880)   1,642,104,039    10,405,273,007    925,711,166
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                1,518,918,654     12,879,055               --                --             --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $    62,573,958    $14,315,039   $1,732,993,126   $11,557,839,474   $991,528,000
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         1,684,962,624     11,505,750               --                --             --
Contract purchase payments                        70,650,068        345,791    1,234,514,922       116,856,585    704,966,304
Net transfers(1)                              (1,655,433,687)      (268,000)     360,920,021    10,872,230,136    190,348,839
Transfers for policy loans                           (17,980)       (11,870)        (212,076)          144,671       (142,515)
Contract charges                                  (3,453,674)       (10,781)         (96,982)      (36,962,238)       (68,616)
Contract terminations:
    Surrender benefits                           (27,691,465)      (773,677)     (10,470,444)     (348,263,929)    (2,954,110)
    Death benefits                                (5,782,100)      (111,473)        (292,201)      (37,056,404)      (403,083)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  63,233,786     10,675,740    1,584,363,240    10,566,948,821    891,746,819
-----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.
 (2) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  47

STATEMENTS OF CHANGES IN NET ASSETS

                                                  VP MOD          VP MOD          VP MOD          VP PTNRS
                                                   AGGR,         CONSERV,        CONSERV,        SM CAP VAL,        WANGER
PERIOD ENDED DEC. 31, 2010 (CONTINUED)            CL 4(2)         CL 2(2)         CL 4(2)           CL 3             INTL
 OPERATIONS
Investment income (loss) -- net               $  (37,723,573)  $ (1,462,630)  $  (19,186,173)  $   (5,113,382)  $   4,962,327
Net realized gain (loss) on sales of
  investments                                     16,278,452        204,404       10,273,872       35,574,881       6,742,337
Distributions from capital gains                          --             --               --               --              --
Net change in unrealized appreciation or
  depreciation of investments                    875,782,997     21,991,353      265,643,577       61,980,852      62,797,496
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      854,337,876     20,733,127      256,731,276       92,442,351      74,502,160
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        81,614,864    354,928,997       32,202,254       42,615,230      30,244,877
Net transfers(1)                               6,427,712,067    149,190,866    3,185,976,031     (993,833,890)   (493,576,175)
Transfers for policy loans                          (164,046)      (109,950)          96,251           17,475          63,410
Adjustments to net assets allocated to
  contracts in payment period                       (882,708)         4,757       (2,303,716)        (337,851)          3,990
Contract charges                                 (22,839,258)       (53,694)      (9,885,283)      (2,353,330)     (1,435,102)
Contract terminations:
    Surrender benefits                          (170,650,827)    (3,864,637)    (111,030,052)     (26,803,661)    (39,928,258)
    Death benefits                               (12,388,631)      (733,121)     (19,766,969)      (4,586,346)     (4,487,853)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 6,302,401,461    499,363,218    3,075,288,516     (985,282,373)   (509,115,111)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --             --               --    1,090,105,693     893,101,536
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $7,156,739,337   $520,096,345   $3,332,019,792   $  197,265,671   $ 458,488,585
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --             --               --      942,972,799     578,943,891
Contract purchase payments                        80,058,980    344,622,516       31,719,434       40,000,053      23,853,121
Net transfers(1)                               6,549,756,193    146,114,386    3,216,347,420     (852,575,011)   (379,740,094)
Transfers for policy loans                          (165,576)      (106,446)          94,526            6,274          28,197
Contract charges                                 (22,200,340)       (51,755)      (9,630,074)      (1,917,581)       (964,524)
Contract terminations:
    Surrender benefits                          (164,561,495)    (3,721,973)    (107,648,550)     (18,560,550)    (20,123,920)
    Death benefits                               (11,848,551)      (700,398)     (19,017,908)      (3,501,308)     (2,583,105)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               6,431,039,211    486,156,330    3,111,864,848      106,424,676     199,413,566
-----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.
 (2) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    WF ADV
                                                                   VT INDEX       WF ADV VT        WF ADV       WF ADV VT
                                                     WANGER      ASSET ALLOC,      INTL EQ,       VT OPP,      SM CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  USA            CL 2            CL 2           CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                  $  (4,767,576)   $   338,440   $   2,600,409   $   (47,908)  $   (783,167)
Net realized gain (loss) on sales of
  investments                                       (3,736,335)    (1,446,348)     40,045,958    (1,092,237)    (1,038,727)
Distributions from capital gains                            --             --      10,310,660            --             --
Net change in unrealized appreciation or
  depreciation of investments                       99,405,079      5,321,932     (93,468,141)   11,072,855     22,371,647
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   90,901,168      4,214,024     (40,511,114)    9,932,710     20,549,753
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          22,095,766        475,588      32,648,150     1,087,682      3,397,304
Net transfers(1)                                  (373,510,401)    (5,140,771)   (648,685,388)   (3,354,743)    (1,098,100)
Transfers for policy loans                              25,307         25,586          22,893        16,852         13,701
Adjustments to net assets allocated to
  contracts in payment period                          (27,352)       (10,662)          2,057       (11,265)          (318)
Contract charges                                    (1,095,318)       (32,000)     (1,480,749)      (38,574)       (56,205)
Contract terminations:
    Surrender benefits                             (37,815,524)    (4,257,095)    (16,601,414)   (3,220,589)    (6,837,390)
    Death benefits                                  (4,261,197)      (505,848)     (3,169,607)     (415,508)      (527,357)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (394,588,719)    (9,445,202)   (637,264,058)   (5,936,145)    (5,108,365)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    745,595,634     41,323,976     752,301,535    47,588,712     84,640,004
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 441,908,083    $36,092,798   $  74,526,363   $51,585,277   $100,081,392
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             573,989,599     37,522,349     775,672,419    38,815,701     72,340,593
Contract purchase payments                          20,039,493        417,558      36,277,981       895,567      2,718,923
Net transfers(1)                                  (325,388,207)    (4,615,908)   (734,009,329)   (2,578,641)    (1,097,670)
Transfers for policy loans                              13,570         22,493          16,133        12,518         11,343
Contract charges                                      (870,006)       (28,383)     (1,538,114)      (29,667)       (44,723)
Contract terminations:
    Surrender benefits                             (24,215,563)    (3,742,283)    (15,463,537)   (2,400,195)    (5,360,936)
    Death benefits                                  (2,939,766)      (449,248)     (3,210,589)     (322,559)      (416,445)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   240,629,120     29,126,578      57,744,964    34,392,724     68,151,085
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  49

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource Retirement Advisor Advantage(R) Variable Annuity - Band 3 (RAVA Advantage Band 3) contracts issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA Advantage Band 3 contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA Advantage Band 3 contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. These financial statements are of the Divisions of the Account offered through RAVA Advantage Band 3.

DIVISION                        FUND
-------------------------------------------------------------------------------------------------
AB VPS Global Thematic Gro, Cl
B                               AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B          AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B           AllianceBernstein VPS International Value Portfolio (Class B)
AC VP Intl, Cl II               American Century VP International, Class II
AC VP Mid Cap Val, Cl II        American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II              American Century VP Ultra(R), Class II
AC VP Val, Cl II                American Century VP Value, Class II
Calvert VP SRI Bal              Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3                Columbia Variable Portfolio - Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 3          Columbia Variable Portfolio - Cash Management Fund (Class 3)
Col VP Div Bond, Cl 3           Columbia Variable Portfolio - Diversified Bond Fund (Class 3)
Col VP Div Eq Inc, Cl 3         Columbia Variable Portfolio - Diversified Equity Income Fund
                                  (Class 3)
Col VP Dyn Eq, Cl 3             Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)
Col VP Emer Mkts Opp, Cl 3      Columbia Variable Portfolio - Emerging Markets Opportunity Fund
                                  (Class 3)
Col VP Global Bond, Cl 3        Columbia Variable Portfolio - Global Bond Fund (Class 3)
Col VP Global Inflation Prot    Columbia Variable Portfolio - Global Inflation Protected
Sec, Cl 3                         Securities Fund (Class 3)
Col VP Hi Yield Bond, Cl 3      Columbia Variable Portfolio - High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3            Columbia Variable Portfolio - Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 3           Columbia Variable Portfolio - International Opportunity Fund
                                  (Class 3)
Col VP Lg Cap Gro, Cl 3         Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)
Col VP Marsico Gro, Cl 1        Columbia Variable Portfolio - Marsico Growth Fund (Class 1)
Col VP Marsico Intl Opp, Cl 2   Columbia Variable Portfolio - Marsico International Opportunities
                                  Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 3    Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund
                                  (Class 3)
Col VP Mid Cap Val Opp, Cl 3    Columbia Variable Portfolio - Mid Cap Value Opportunity Fund
                                  (Class 3)
Col VP S&P 500, Cl 3            Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3  Columbia Variable Portfolio - Select Large-Cap Value Fund (Class
                                  3)
Col VP Select Sm Cap Val, Cl 3  Columbia Variable Portfolio - Select Smaller-Cap Value Fund
                                  (Class 3)
Col VP Short Duration, Cl 3     Columbia Variable Portfolio - Short Duration U.S. Government Fund
                                  (Class 3)
CS Commodity Return             Credit Suisse Trust - Commodity Return Strategy Portfolio
EV VT Floating-Rate Inc         Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2   Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl 2    Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2     Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est,
Cl 2                            FTVIPT Franklin Global Real Estate Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2   FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2  FTVIPT Mutual Shares Securities Fund - Class 2
GS VIT Mid Cap Val, Inst        Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst    Goldman Sachs VIT Structured U.S. Equity Fund - Institutional
                                  Shares
Invesco VI Cap Appr, Ser II     Invesco V.I. Capital Appreciation Fund, Series II Shares(1)
Invesco VI Cap Dev, Ser I       Invesco V.I. Capital Development Fund, Series I Shares(2),(3)
Invesco VI Cap Dev, Ser II      Invesco V.I. Capital Development Fund, Series II Shares(4)
Invesco VI Div Divd, Ser I      Invesco V.I. Diversified Dividend Fund, Series I Shares(5)
                                  (previously Invesco V.I. Dividend Growth Fund, Series I
                                  Shares)
Invesco VI Global Hlth, Ser II  Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II     Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I          Invesco V.I. Technology Fund, Series I Shares
Invesco VanK VI Comstock, Ser
II                              Invesco Van Kampen V.I. Comstock Fund, Series II Shares


--------------------------------------------------------------------------------
50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

DIVISION                        FUND
-------------------------------------------------------------------------------------------------
Janus Aspen Global Tech, Serv   Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv         Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv      Janus Aspen Series Overseas Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl      MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl            MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl          MFS(R) Utilities Series - Service Class
MS UIF Global Real Est, Cl II   Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II       Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Intl, Cl S               Neuberger Berman Advisers Management Trust International
                                  Portfolio (Class S)
Oppen Global Sec VA, Serv       Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Global Strategic Inc VA,
Srv                             Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Mid Cap VA,    Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Service
Serv                              Shares
PIMCO VIT All Asset, Advisor
Cl                              PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Global Hlth Care, Cl IB  Putnam VT Global Health Care Fund - Class IB Shares
Put VT Intl Eq, Cl IB           Putnam VT International Equity Fund - Class IB Shares
Put VT Multi-Cap Gro, Cl IB     Putnam VT Multi-Cap Growth Fund - Class IB Shares(6)
VP Aggr, Cl 2                   Variable Portfolio - Aggressive Portfolio (Class 2)(7)
VP Aggr, Cl 4                   Variable Portfolio - Aggressive Portfolio (Class 4)
VP Conserv, Cl 2                Variable Portfolio - Conservative Portfolio (Class 2)(8)
VP Conserv, Cl 4                Variable Portfolio - Conservative Portfolio (Class 4)
VP Davis NY Venture, Cl 3       Variable Portfolio - Davis New York Venture Fund (Class 3)
VP GS Mid Cap Val, Cl 3         Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
VP Mod, Cl 2                    Variable Portfolio - Moderate Portfolio (Class 2)(9)
VP Mod, Cl 4                    Variable Portfolio - Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2               Variable Portfolio - Moderately Aggressive Portfolio (Class
                                  2)(10)
VP Mod Aggr, Cl 4               Variable Portfolio - Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2            Variable Portfolio - Moderately Conservative Portfolio (Class
                                  2)(11)
VP Mod Conserv, Cl 4            Variable Portfolio - Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3       Variable Portfolio - Partners Small Cap Value Fund (Class 3)
Wanger Intl                     Wanger International
Wanger USA                      Wanger USA
WF Adv VT Index Asset Alloc,
Cl 2                            Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
WF Adv VT Intl Eq, Cl 2         Wells Fargo Advantage VT International Equity Fund - Class 2(12)
WF Adv VT Opp, Cl 2             Wells Fargo Advantage VT Opportunity Fund - Class 2(13)
WF Adv VT Sm Cap Gro, Cl 2      Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
-------------------------------------------------------------------------------------------------




   (1) Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.

(  (2)) Invesco V.I. Dynamics Fund, Series I Shares merged into Invesco V.I.
        Capital Development Fund, Series I Shares on April 29, 2011.

( (3)) Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I Shares on April 27, 2012.

( (4)) Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II Shares on April 27, 2012.

(  (5)) Invesco V.I. Financial Services Fund, Series I Shares merged into
        Invesco V.I. Diversified Dividend Fund, Series I Shares on April 29,
        2011.

(  (6)) Putnam VT Vista Fund - Class IB Shares merged into Putnam VT Multi-Cap
        Growth Fund - Class IB Shares on Sept. 24, 2010.

(  (7)) Disciplined Asset Allocation Portfolios - Aggressive merged into
        Variable Portfolio - Aggressive Portfolio (Class 2) on April 29, 2011.

(  (8)) Disciplined Asset Allocation Portfolios - Conservative merged into
        Variable Portfolio - Conservative Portfolio (Class 2) on April 29, 2011.

(  (9)) Disciplined Asset Allocation Portfolios - Moderate merged into Variable
        Portfolio - Moderate Portfolio (Class 2) on April 29, 2011.

(10) Disciplined Asset Allocation Portfolios - Moderately Aggressive merged into Variable Portfolio - Moderately Aggressive Portfolio (Class 2) on April 29, 2011.

(11) Disciplined Asset Allocation Portfolios - Moderately Conservative merged into Variable Portfolio - Moderately Conservative Portfolio (Class 2) on April 29, 2011.

(12) Evergreen VA International Equity Fund - Class 2 merged into Wells Fargo Advantage VT International Core Fund on July 16, 2010. In addition, Wells Fargo Advantage VT International Core Fund changed its name to Wells Fargo Advantage VT International Equity Fund - Class 2. The historical financial information for Evergreen VA International Equity Fund - Class 2 was retained from the inception date to the date of the merger.

(13) Wells Fargo Advantage VT Core Equity Fund - Class 2 merged into Wells Fargo Advantage VT Opportunity Fund - Class 2 on Aug. 26, 2011.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  51

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2011.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SUBSEQUENT EVENTS
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2012. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
For RAVA Advantage Band 3 Contracts, RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.55% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through RAVA Advantage Band 3 contracts.

4. CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5. SURRENDER CHARGES
There is no charge if you surrender all or part of you contract during the accumulation phase.


--------------------------------------------------------------------------------
52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

6. RELATED PARTY TRANSACTIONS
RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, certain Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. Certain divisions invest in Funds managed by Columbia Management Investment Advisers, LLC and Columbia Wanger Asset Management, LLC, both affiliates of Ameriprise Financial.

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund's Annual Report.

FEE AGREEMENT:                                  FEES PAID TO:
----------------------------------------------------------------------------------------------
Investment Management Services Agreement        Columbia Management Investment Advisers, LLC
----------------------------------------------------------------------------------------------
Administrative Services Agreement               Columbia Management Investment Advisers, LLC
----------------------------------------------------------------------------------------------
Transfer Agency and Servicing Agreement         Columbia Management Investment Services Corp.
----------------------------------------------------------------------------------------------
Plan and Agreement of Distribution Pursuant to  Columbia Management Investment Distributors,
  Rule 12b-1                                    Inc.
----------------------------------------------------------------------------------------------


During the second quarter of 2010, assets of policyholders participating in the Portfolio Navigator program were reallocated to affiliated fund of funds investment options that corresponded to their model portfolio, pursuant to their consent. This reallocation in part resulted in a movement of assets from non-affiliated funds and RiverSource Life's general account to affiliated funds.

7. INVESTMENT TRANSACTIONS
The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2011 were as follows:

DIVISION                               PURCHASES
-----------------------------------------------------
AB VPS Global Thematic Gro, Cl B       $    2,781,889
AB VPS Gro & Inc, Cl B                      6,671,304
AB VPS Intl Val, Cl B                      17,226,593
AC VP Intl, Cl II                           2,076,081
AC VP Mid Cap Val, Cl II                    8,515,025
AC VP Ultra, Cl II                          3,914,700
AC VP Val, Cl II                           16,465,576
Calvert VP SRI Bal                          1,359,638
Col VP Bal, Cl 3                            7,738,867
Col VP Cash Mgmt, Cl 3                    188,782,801
Col VP Div Bond, Cl 3                      85,667,292
Col VP Div Eq Inc, Cl 3                     8,496,644
Col VP Dyn Eq, Cl 3                         3,098,351
Col VP Emer Mkts Opp, Cl 3                 21,331,686
Col VP Global Bond, Cl 3                   26,706,467
Col VP Global Inflation Prot Sec, Cl
  3                                        46,685,221
Col VP Hi Yield Bond, Cl 3                 51,747,173
Col VP Inc Opp, Cl 3                       40,689,865
Col VP Intl Opp, Cl 3                       5,817,545
Col VP Lg Cap Gro, Cl 3                     3,991,694
Col VP Marsico Gro, Cl 1                    8,497,311
Col VP Marsico Intl Opp, Cl 2               3,624,137
Col VP Mid Cap Gro Opp, Cl 3                5,553,537
Col VP Mid Cap Val Opp, Cl 3                2,641,273
Col VP S&P 500, Cl 3                        8,954,543
Col VP Select Lg Cap Val, Cl 3              9,547,225
Col VP Select Sm Cap Val, Cl 3              3,243,177
Col VP Short Duration, Cl 3                38,571,645
CS Commodity Return                        20,519,714
EV VT Floating-Rate Inc                    61,267,068
Fid VIP Contrafund, Serv Cl 2              17,613,293
Fid VIP Gro & Inc, Serv Cl 2                3,443,526
Fid VIP Mid Cap, Serv Cl 2                 10,261,680
Fid VIP Overseas, Serv Cl 2                 3,848,327
FTVIPT Frank Global Real Est, Cl 2         17,402,931
FTVIPT Frank Sm Cap Val, Cl 2               6,430,393
FTVIPT Mutual Shares Sec, Cl 2              8,947,307
GS VIT Mid Cap Val, Inst                    3,770,871
GS VIT Structd U.S. Eq, Inst                4,766,207
Invesco VI Cap Appr, Ser II                 3,001,741
Invesco VI Cap Dev, Ser I                   7,060,627
Invesco VI Cap Dev, Ser II                  1,169,355
Invesco VI Div Divd, Ser I                 16,453,518
Invesco VI Global Hlth, Ser II              5,687,016
Invesco VI Intl Gro, Ser II                 7,081,593
Invesco VI Tech, Ser I                      2,995,233
Invesco VanK VI Comstock, Ser II            9,459,832
Janus Aspen Global Tech, Serv               1,167,787
Janus Aspen Janus, Serv                     3,857,127
Janus Aspen Overseas, Serv                  3,036,211
MFS Inv Gro Stock, Serv Cl                  4,310,683
MFS New Dis, Serv Cl                       17,382,901
MFS Utilities, Serv Cl                     29,571,644
MS UIF Global Real Est, Cl II               8,080,649
MS UIF Mid Cap Gro, Cl II                  13,398,282
NB AMT Intl, Cl S                           5,351,779
Oppen Global Sec VA, Serv                   9,824,521
Oppen Global Strategic Inc VA, Srv         55,469,193
Oppen Main St Sm Mid Cap VA, Serv           2,976,480
PIMCO VIT All Asset, Advisor Cl            51,109,410
Put VT Global Hlth Care, Cl IB              1,941,619
Put VT Intl Eq, Cl IB                       1,509,219
Put VT Multi-Cap Gro, Cl IB                   299,046
VP Aggr, Cl 2                             513,523,407
VP Aggr, Cl 4                              93,085,697
VP Conserv, Cl 2                          504,933,364
VP Conserv, Cl 4                          491,857,668
VP Davis NY Venture, Cl 3                   3,499,304
VP GS Mid Cap Val, Cl 3                     3,010,593
VP Mod, Cl 2                            2,813,881,169
VP Mod, Cl 4                              147,500,035
VP Mod Aggr, Cl 2                       1,820,285,669
VP Mod Aggr, Cl 4                         207,829,325
VP Mod Conserv, Cl 2                      879,524,185
VP Mod Conserv, Cl 4                      356,169,277
VP Ptnrs Sm Cap Val, Cl 3                   4,211,877
Wanger Intl                                38,067,115
Wanger USA                                 42,200,504
WF Adv VT Index Asset Alloc, Cl 2           1,895,172
WF Adv VT Intl Eq, Cl 2                     6,039,383
WF Adv VT Opp, Cl 2                        40,507,662
WF Adv VT Sm Cap Gro, Cl 2                  4,812,415
-----------------------------------------------------




--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  53

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2011:

                                                AB VPS
                                            GLOBAL THEMATIC       AB VPS            AB VPS             AC VP             AC VP
                                                 GRO,           GRO & INC,         INTL VAL,           INTL,         MID CAP VAL,
SUBACCOUNT                                       CL B              CL B              CL B              CL II             CL II
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.97             $1.14             $1.38             $1.22             $1.02
0.75%                                             0.96              1.12              1.35              1.19              1.01
0.85%                                             0.97              1.01              0.66                --              1.25
0.95%                                             0.95              1.10              1.32              1.17              1.00
1.00%                                             0.95              1.19              1.37              1.35              1.00
1.05%                                             0.96              1.00              0.66                --              1.24
1.10%                                             0.96              0.99              0.65                --              1.24
1.20%                                             0.93              1.17              1.35              1.32              0.99
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.95              0.99              0.65                --              1.23
1.30%                                             0.95              0.98              0.65                --              1.22
1.35%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.45%                                             0.94              0.97              0.64                --              1.21
1.55%                                               --                --                --                --                --
1.60%                                               --                --                --                --                --
1.65%                                               --                --                --                --                --
1.70%                                               --                --                --                --                --
1.75%                                               --                --                --                --                --
1.80%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP             AC VP            CALVERT           COL VP            COL VP
                                                ULTRA,             VAL,             VP SRI             BAL,           CASH MGMT,
SUBACCOUNT                                       CL II             CL II              BAL              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.07             $1.48             $1.14             $1.24             $1.23
0.75%                                             1.06              1.45              1.12              1.21              1.20
0.85%                                             1.10              1.05                --              1.10              1.05
0.95%                                             1.05              1.42              1.09              1.18              1.17
1.00%                                             1.04              1.40              1.24              1.31              1.07
1.05%                                             1.09              1.04                --              1.09              1.04
1.10%                                             1.09              1.04                --              1.09              1.03
1.20%                                             1.03              1.38              1.21              1.29              1.04
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --              1.08              1.03
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --              1.79              1.28
1.25%                                             1.08              1.03                --                --                --
1.30%                                             1.08              1.03                --              1.08              1.02
1.35%                                               --              1.15                --              1.15                --
1.40%                                               --              1.15                --              1.15                --
1.45%                                             1.07              1.02                --              1.07              1.02
1.55%                                               --              1.15                --              1.15                --
1.60%                                               --              1.15                --              1.15                --
1.65%                                               --              1.15                --              1.15                --
1.70%                                               --              1.15                --              1.15                --
1.75%                                               --              1.15                --              1.15                --
1.80%                                               --              1.15                --              1.14                --
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

                                             COL VP            COL VP            COL VP            COL VP            COL VP
                                            DIV BOND,        DIV EQ INC,         DYN EQ,          EMER MKTS       GLOBAL BOND,
SUBACCOUNT                                    CL 3              CL 3              CL 3            OPP, CL 3           CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.73             $1.62             $0.86             $2.16             $1.90
0.75%                                          1.69              1.59              0.84              2.08              1.85
0.85%                                          1.31              0.98              1.01              1.36              1.35
0.95%                                          1.64              1.55              0.82              2.03              1.81
1.00%                                          1.44              1.57              1.04              2.71              1.75
1.05%                                          1.30              0.97              1.00              1.34              1.33
1.10%                                          1.29              0.97              1.00              1.34              1.33
1.20%                                          1.41              1.53              1.11              2.65              1.72
1.25%                                            --              1.49                --              1.67                --
1.25%                                          1.28              0.96              0.99              1.33              1.32
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --              1.93
1.25%                                          1.78                --              1.31                --                --
1.25%                                            --                --                --                --                --
1.30%                                          1.28              0.96              0.98              1.32              1.31
1.35%                                            --                --                --                --                --
1.40%                                            --                --                --                --                --
1.45%                                          1.27              0.95              0.98              1.31              1.30
1.55%                                            --                --                --                --                --
1.60%                                            --                --                --                --                --
1.65%                                            --                --                --                --                --
1.70%                                            --                --                --                --                --
1.75%                                            --                --                --                --                --
1.80%                                            --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------

                                             COL VP            COL VP
                                        GLOBAL INFLATION      HI YIELD           COL VP            COL VP            COL VP
                                            PROT SEC,           BOND,           INC OPP,          INTL OPP,        LG CAP GRO,
SUBACCOUNT                                    CL 3              CL 3              CL 3              CL 3              CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.36             $1.91             $1.59             $0.95             $0.64
0.75%                                          1.34              1.87              1.57              0.92              0.63
0.85%                                          1.31              1.46              1.46              0.96              0.97
0.95%                                          1.32              1.82              1.55              0.90              0.61
1.00%                                          1.32              1.94              1.54              1.42              0.99
1.05%                                          1.30              1.44              1.44              0.95              0.96
1.10%                                          1.29              1.44              1.44              0.95              0.96
1.20%                                          1.30              1.90              1.52              1.39              0.97
1.25%                                            --                --                --                --                --
1.25%                                            --              1.43                --              0.94                --
1.25%                                            --                --                --                --                --
1.25%                                            --              2.02                --                --                --
1.25%                                            --                --                --              1.21                --
1.25%                                          1.28                --              1.43                --              0.95
1.30%                                          1.28              1.42              1.42              0.94              0.95
1.35%                                            --                --                --                --                --
1.40%                                            --                --                --                --                --
1.45%                                          1.27              1.41              1.41              0.93              0.94
1.55%                                            --                --                --                --                --
1.60%                                            --                --                --                --                --
1.65%                                            --                --                --                --                --
1.70%                                            --                --                --                --                --
1.75%                                            --                --                --                --                --
1.80%                                            --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  55

                                                                  COL VP
                                                COL VP         MARSICO INTL         COL VP            COL VP            COL VP
                                             MARSICO GRO,          OPP,        MID CAP GRO OPP,  MID CAP VAL OPP,      S&P 500,
SUBACCOUNT                                       CL 1              CL 2              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.06             $0.84             $1.34             $1.28             $0.95
0.75%                                             1.05              0.83              1.29              1.26              0.93
0.85%                                             1.12              0.94              1.11              1.00              1.06
0.95%                                             1.04              0.82              1.26              1.24              0.91
1.00%                                             1.04              0.82              1.30              1.23              1.20
1.05%                                             1.11              0.93              1.10              0.99              1.05
1.10%                                             1.10              0.92              1.09              0.99              1.05
1.20%                                             1.02              0.81              1.27              1.22              1.18
1.25%                                               --                --                --                --                --
1.25%                                               --                --              1.08                --                --
1.25%                                               --                --              0.99                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.09              0.91                --              0.98              1.04
1.30%                                             1.09              0.91              1.08              0.98              1.04
1.35%                                               --              1.01                --                --              1.18
1.40%                                               --              1.01                --                --              1.18
1.45%                                             1.08              0.90              1.07              0.97              1.03
1.55%                                               --              1.00                --                --              1.18
1.60%                                               --              1.00                --                --              1.17
1.65%                                               --              1.00                --                --              1.17
1.70%                                               --              1.00                --                --              1.17
1.75%                                               --              1.00                --                --              1.17
1.80%                                               --              1.00                --                --              1.17
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  COL VP
                                             COL VP SELECT       SELECT SM          COL VP              CS               EV VT
                                              LG CAP VAL,        CAP VAL,       SHORT DURATION,      COMMODITY       FLOATING-RATE
SUBACCOUNT                                       CL 3              CL 3              CL 3             RETURN              INC
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.18             $1.66             $1.41             $0.90             $1.20
0.75%                                             1.17              1.63              1.37              0.89              1.19
0.85%                                             1.00              1.00              1.12              0.92              1.18
0.95%                                             1.15              1.59              1.33              0.88              1.17
1.00%                                             1.14              1.52              1.16              0.87              1.17
1.05%                                             0.99              0.99              1.10              0.91              1.16
1.10%                                             0.99              0.99              1.10              0.91              1.16
1.20%                                             1.12              1.49              1.14              0.86              1.16
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.98              0.98              1.09              0.90              1.15
1.30%                                             0.98              0.98              1.09              0.90              1.15
1.35%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.45%                                             0.97              0.97              1.08              0.89              1.14
1.55%                                               --                --                --                --                --
1.60%                                               --                --                --                --                --
1.65%                                               --                --                --                --                --
1.70%                                               --                --                --                --                --
1.75%                                               --                --                --                --                --
1.80%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
56 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

                                                FID VIP           FID VIP           FID VIP           FID VIP        FTVIPT FRANK
                                              CONTRAFUND,       GRO & INC,         MID CAP,          OVERSEAS,     GLOBAL REAL EST,
SUBACCOUNT                                     SERV CL 2         SERV CL 2         SERV CL 2         SERV CL 2           CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.04             $1.19             $2.26             $1.25             $1.97
0.75%                                             1.03              1.17              2.21              1.22              1.93
0.85%                                             1.09                --              1.17              0.86              0.72
0.95%                                             1.02              1.14              2.17              1.20              1.88
1.00%                                             1.02              1.18              2.10              1.32              1.40
1.05%                                             1.08                --              1.15              0.85              0.71
1.10%                                             1.07                --              1.15              0.85              0.71
1.20%                                             1.00              1.16              2.05              1.30              1.37
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.07                --              1.14              0.84              0.70
1.30%                                             1.06                --              1.14              0.84              0.70
1.35%                                             1.15                --              1.09                --                --
1.40%                                             1.15                --              1.09                --                --
1.45%                                             1.05                --              1.13              0.83              0.69
1.55%                                             1.15                --              1.09                --                --
1.60%                                             1.15                --              1.09                --                --
1.65%                                             1.15                --              1.09                --                --
1.70%                                             1.15                --              1.08                --                --
1.75%                                             1.15                --              1.08                --                --
1.80%                                             1.15                --              1.08                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK         FTVIPT            GS VIT            GS VIT            INVESCO
                                              SM CAP VAL,      MUTUAL SHARES     MID CAP VAL,      STRUCTD U.S.      VI CAP APPR,
SUBACCOUNT                                       CL 2            SEC, CL 2           INST            EQ, INST           SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                            $2.52             $1.34             $2.67             $1.01             $0.90
0.75%                                             2.46              1.32              2.60              0.99              0.89
0.85%                                             1.09              0.99                --              0.95              0.85
0.95%                                             2.40              1.29              2.54              0.96              0.87
1.00%                                             1.82              1.35              1.87              1.16              0.92
1.05%                                             1.08              0.98                --              0.94              0.84
1.10%                                             1.08              0.97                --              0.94              0.84
1.20%                                             1.78              1.33              1.83              1.14              0.90
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.07              0.97                --              0.93              0.84
1.30%                                             1.06              0.96                --              0.93              0.83
1.35%                                             1.24              1.09                --                --                --
1.40%                                             1.24              1.09                --                --                --
1.45%                                             1.06              0.96                --              0.92              0.83
1.55%                                             1.23              1.09                --                --                --
1.60%                                             1.23              1.09                --                --                --
1.65%                                             1.23              1.09                --                --                --
1.70%                                             1.23              1.09                --                --                --
1.75%                                             1.23              1.08                --                --                --
1.80%                                             1.23              1.08                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  57

                                                INVESCO           INVESCO           INVESCO           INVESCO           INVESCO
                                              VI CAP DEV,       VI CAP DEV,      VI DIV DIVD,     VI GLOBAL HLTH,    VI INTL GRO,
SUBACCOUNT                                       SER I            SER II             SER I            SER II            SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.72             $1.31             $0.92             $1.10             $1.30
0.75%                                             1.68              1.29              0.92              1.09              1.28
0.85%                                               --              0.96                --              1.15              1.14
0.95%                                             1.64              1.26              0.92              1.07              1.27
1.00%                                             0.82              1.32              0.92              1.07              1.26
1.05%                                               --              0.95                --              1.13              1.13
1.10%                                               --              0.95                --              1.13              1.12
1.20%                                             0.82              1.30              0.92              1.06              1.25
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              0.94                --              1.12              1.11
1.30%                                               --              0.94                --              1.12              1.11
1.35%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.45%                                               --              0.93                --              1.11              1.10
1.55%                                               --                --                --                --                --
1.60%                                               --                --                --                --                --
1.65%                                               --                --                --                --                --
1.70%                                               --                --                --                --                --
1.75%                                               --                --                --                --                --
1.80%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO        INVESCO VANK       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                               VI TECH,      VI COMSTOCK, SER    GLOBAL TECH,         JANUS,           OVERSEAS,
SUBACCOUNT                                       SER I              II               SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.85             $1.22             $0.51             $0.92             $1.23
0.75%                                             0.83              1.20              0.50              0.91              1.20
0.85%                                               --              0.99                --              0.90                --
0.95%                                             0.82              1.18              0.49              0.90              1.17
1.00%                                             0.95              1.18              1.25              0.90              2.06
1.05%                                               --              0.98                --              0.90                --
1.10%                                               --              0.98                --              0.89                --
1.20%                                             0.94              1.16              1.23              0.89              2.02
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              0.97                --              0.89                --
1.30%                                               --              0.97                --              0.89                --
1.35%                                               --                --                --              1.09                --
1.40%                                               --                --                --              1.09                --
1.45%                                               --              0.96                --              0.88                --
1.55%                                               --                --                --              1.09                --
1.60%                                               --                --                --              1.09                --
1.65%                                               --                --                --              1.09                --
1.70%                                               --                --                --              1.08                --
1.75%                                               --                --                --              1.08                --
1.80%                                               --                --                --              1.08                --
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

                                           MFS                MFS                MFS              MS UIF             MS UIF
                                     INV GRO STOCK,        NEW DIS,          UTILITIES,      GLOBAL REAL EST,     MID CAP GRO,
SUBACCOUNT                               SERV CL            SERV CL            SERV CL             CL II              CL II
                                    --------------------------------------------------------------------------------------------
0.55%                                     $0.76              $1.20              $2.23              $0.94              $1.21
0.75%                                      0.74               1.17               2.18               0.93               1.20
0.85%                                      1.15                 --               1.52               0.98               1.31
0.95%                                      0.72               1.15               2.14               0.92               1.19
1.00%                                      1.14               1.36               2.67               0.92               1.18
1.05%                                      1.14                 --               1.50               0.96               1.29
1.10%                                      1.14                 --               1.49               0.96               1.29
1.20%                                      1.11               1.34               2.61               0.91               1.17
1.25%                                        --                 --                 --                 --                 --
1.25%                                        --                 --                 --                 --                 --
1.25%                                        --                 --                 --                 --                 --
1.25%                                        --                 --                 --                 --                 --
1.25%                                        --                 --                 --                 --                 --
1.25%                                      1.13                 --               1.48               0.95               1.28
1.30%                                      1.13                 --               1.48               0.95               1.27
1.35%                                        --                 --               1.23                 --               1.15
1.40%                                        --                 --               1.23                 --               1.15
1.45%                                      1.12                 --               1.47               0.94               1.26
1.55%                                        --                 --               1.23                 --               1.15
1.60%                                        --                 --               1.23                 --               1.15
1.65%                                        --                 --               1.23                 --               1.15
1.70%                                        --                 --               1.22                 --               1.15
1.75%                                        --                 --               1.22                 --               1.15
1.80%                                        --                 --               1.22                 --               1.15
--------------------------------------------------------------------------------------------------------------------------------

                                                             OPPEN          OPPEN GLOBAL        OPPEN MAIN          PIMCO VIT
                                         NB AMT           GLOBAL SEC        STRATEGIC INC        ST SM MID         ALL ASSET,
                                          INTL,               VA,                VA,              CAP VA,            ADVISOR
SUBACCOUNT                                CL S               SERV                SRV               SERV                CL
                                    --------------------------------------------------------------------------------------------
0.55%                                     $0.81              $1.39              $1.45              $1.41              $1.29
0.75%                                      0.80               1.37               1.43               1.38               1.28
0.85%                                      0.90               1.04               1.33               1.06               1.30
0.95%                                      0.79               1.35               1.40               1.36               1.26
1.00%                                      0.79               1.34               1.40               1.36               1.26
1.05%                                      0.89               1.03               1.31               1.05               1.29
1.10%                                      0.88               1.03               1.31               1.05               1.29
1.20%                                      0.78               1.32               1.38               1.33               1.25
1.25%                                        --                 --                 --                 --                 --
1.25%                                        --                 --                 --                 --                 --
1.25%                                        --                 --                 --                 --                 --
1.25%                                        --                 --                 --                 --                 --
1.25%                                        --                 --                 --                 --                 --
1.25%                                      0.88               1.02               1.30               1.04               1.28
1.30%                                      0.87               1.02               1.29               1.04               1.27
1.35%                                        --               1.07                 --               1.18               1.07
1.40%                                        --               1.07                 --               1.18               1.07
1.45%                                      0.87               1.01               1.28               1.03               1.26
1.55%                                        --               1.07                 --               1.18               1.06
1.60%                                        --               1.07                 --               1.17               1.06
1.65%                                        --               1.07                 --               1.17               1.06
1.70%                                        --               1.06                 --               1.17               1.06
1.75%                                        --               1.06                 --               1.17               1.06
1.80%                                        --               1.06                 --               1.17               1.06
--------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  59

                                                PUT VT
                                              GLOBAL HLTH         PUT VT            PUT VT              VP                VP
                                                 CARE,           INTL EQ,       MULTI-CAP GRO,         AGGR,             AGGR,
SUBACCOUNT                                       CL IB             CL IB             CL IB             CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.15             $1.11             $1.07             $1.08             $1.09
0.75%                                             1.13              1.09              1.07              1.08              1.08
0.85%                                               --                --                --              1.08              1.08
0.95%                                             1.10              1.06              1.06              1.08              1.08
1.00%                                             1.14              1.16              1.06              1.08              1.08
1.05%                                               --                --                --              1.07              1.08
1.10%                                               --                --                --              1.07              1.08
1.20%                                             1.12              1.14              1.06              1.07              1.07
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --              1.07              1.07
1.30%                                               --                --                --              1.07              1.07
1.35%                                               --                --                --              1.11                --
1.40%                                               --                --                --              1.11                --
1.45%                                               --                --                --              1.07              1.07
1.55%                                               --                --                --              1.11                --
1.60%                                               --                --                --              1.11                --
1.65%                                               --                --                --              1.11                --
1.70%                                               --                --                --              1.11                --
1.75%                                               --                --                --              1.11                --
1.80%                                               --                --                --              1.11                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                  VP                VP             VP DAVIS            VP GS              VP
                                               CONSERV,          CONSERV,         NY VENTURE,      MID CAP VAL,          MOD,
SUBACCOUNT                                       CL 2              CL 4              CL 3              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.08             $1.08             $0.96             $1.32             $1.09
0.75%                                             1.07              1.07              0.94              1.30              1.09
0.85%                                             1.07              1.07              0.97              1.11              1.09
0.95%                                             1.07              1.07              0.93              1.28              1.09
1.00%                                             1.07              1.07              0.93              1.27              1.09
1.05%                                             1.07              1.07              0.95              1.09              1.08
1.10%                                             1.07              1.07              0.95              1.09              1.08
1.20%                                             1.06              1.06              0.92              1.25              1.08
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.06              1.06              0.94              1.08              1.08
1.30%                                             1.06              1.06              0.94              1.08              1.08
1.35%                                             1.07                --                --                --              1.09
1.40%                                             1.07                --                --                --              1.09
1.45%                                             1.06              1.06              0.93              1.07              1.08
1.55%                                             1.06                --                --                --              1.09
1.60%                                             1.06                --                --                --              1.09
1.65%                                             1.06                --                --                --              1.09
1.70%                                             1.06                --                --                --              1.09
1.75%                                             1.06                --                --                --              1.09
1.80%                                             1.06                --                --                --              1.09
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
60 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

                                                  VP              VP MOD            VP MOD            VP MOD            VP MOD
                                                 MOD,              AGGR,             AGGR,           CONSERV,          CONSERV,
SUBACCOUNT                                       CL 4              CL 2              CL 4              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.09             $1.09             $1.09             $1.09             $1.09
0.75%                                             1.09              1.09              1.09              1.08              1.08
0.85%                                             1.09              1.09              1.09              1.08              1.08
0.95%                                             1.09              1.09              1.09              1.08              1.08
1.00%                                             1.09              1.08              1.09              1.08              1.08
1.05%                                             1.09              1.08              1.09              1.08              1.08
1.10%                                             1.08              1.08              1.08              1.08              1.08
1.20%                                             1.08              1.08              1.08              1.07              1.08
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.08              1.08              1.08              1.07              1.08
1.30%                                             1.08              1.08              1.08              1.07              1.07
1.35%                                               --              1.10                --              1.08                --
1.40%                                               --              1.10                --              1.08                --
1.45%                                             1.08              1.08              1.08              1.07              1.07
1.55%                                               --              1.10                --              1.08                --
1.60%                                               --              1.10                --              1.08                --
1.65%                                               --              1.10                --              1.08                --
1.70%                                               --              1.10                --              1.08                --
1.75%                                               --              1.10                --              1.07                --
1.80%                                               --              1.10                --              1.07                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      WF ADV
                                               VP PTNRS                                              VT INDEX           WF ADV
                                              SM CAP VAL,         WANGER            WANGER        ASSET ALLOC, CL     VT INTL EQ,
SUBACCOUNT                                       CL 3              INTL               USA                2               CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.98             $2.27             $2.01             $1.34             $1.23
0.75%                                             1.94              2.21              1.96              1.31              1.21
0.85%                                             1.14              1.20              1.11                --              0.88
0.95%                                             1.90              2.16              1.91              1.28              1.20
1.00%                                             1.79              2.60              1.70              1.35              1.19
1.05%                                             1.13              1.19              1.10                --              0.87
1.10%                                             1.12              1.19              1.10                --              0.87
1.20%                                             1.76              2.55              1.67              1.32              1.17
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.11              1.18              1.09                --              0.86
1.30%                                             1.11              1.17              1.09                --              0.86
1.35%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.45%                                             1.10              1.16              1.08                --              0.85
1.55%                                               --                --                --                --                --
1.60%                                               --                --                --                --                --
1.65%                                               --                --                --                --                --
1.70%                                               --                --                --                --                --
1.75%                                               --                --                --                --                --
1.80%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  61

                                                                                                      WF ADV
                                                                                                      VT OPP,          WF ADV VT
SUBACCOUNT                                                                                             CL 2        SM CAP GRO, CL 2
                                                                                                 ----------------------------------
0.55%                                                                                                  $1.48             $1.43
0.75%                                                                                                   1.45              1.40
0.85%                                                                                                   1.18              1.35
0.95%                                                                                                   1.42              1.37
1.00%                                                                                                   1.47              1.58
1.05%                                                                                                   1.17              1.34
1.10%                                                                                                   1.16              1.33
1.20%                                                                                                   1.45              1.55
1.25%                                                                                                     --                --
1.25%                                                                                                     --                --
1.25%                                                                                                     --                --
1.25%                                                                                                     --                --
1.25%                                                                                                     --                --
1.25%                                                                                                   1.15              1.32
1.30%                                                                                                   1.15              1.32
1.35%                                                                                                   1.14              1.20
1.40%                                                                                                   1.14              1.20
1.45%                                                                                                   1.14              1.31
1.55%                                                                                                   1.14              1.20
1.60%                                                                                                   1.14              1.20
1.65%                                                                                                   1.14              1.20
1.70%                                                                                                   1.14              1.20
1.75%                                                                                                   1.14              1.20
1.80%                                                                                                   1.14              1.19
-----------------------------------------------------------------------------------------------------------------------------------


The following is a summary of units outstanding at Dec. 31, 2011:

                                             AB VPS
                                         GLOBAL THEMATIC       AB VPS            AB VPS             AC VP             AC VP
                                              GRO,           GRO & INC,         INTL VAL,           INTL,         MID CAP VAL,
SUBACCOUNT                                    CL B              CL B              CL B              CL II             CL II
                                        ----------------------------------------------------------------------------------------
0.55%                                          60,469           314,196            981,728           47,633           100,610
0.75%                                       3,347,576        48,468,388         83,009,279       19,142,479        11,207,567
0.85%                                       2,364,912         5,813,811         25,453,060               --         6,598,923
0.95%                                       1,641,743        28,839,526         49,798,868       10,595,533         7,354,701
1.00%                                         377,718         4,844,115          9,932,359        2,794,386         1,093,148
1.05%                                       1,027,686         3,473,793         12,397,576               --         3,927,079
1.10%                                         922,168         1,716,564         10,020,385               --         2,223,538
1.20%                                         415,005         2,547,892          4,866,066        1,335,020           582,030
1.25%                                              --                --                 --               --                --
1.25%                                              --                --                 --               --                --
1.25%                                              --                --                 --               --                --
1.25%                                              --                --                 --               --                --
1.25%                                              --                --                 --               --                --
1.25%                                          47,875           277,346          1,157,838               --           326,767
1.30%                                         292,775           430,904          4,688,315               --         1,278,473
1.35%                                              --                --                 --               --                --
1.40%                                              --                --                 --               --                --
1.45%                                         100,117           156,736          1,109,611               --           370,309
1.55%                                              --                --                 --               --                --
1.60%                                              --                --                 --               --                --
1.65%                                              --                --                 --               --                --
1.70%                                              --                --                 --               --                --
1.75%                                              --                --                 --               --                --
1.80%                                              --                --                 --               --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      10,598,044        96,883,271        203,415,085       33,915,051        35,063,145
--------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

                                              AC VP             AC VP            CALVERT           COL VP            COL VP
                                             ULTRA,             VAL,               VP               BAL,           CASH MGMT,
SUBACCOUNT                                    CL II             CL II            SRI BAL            CL 3              CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                          98,172            570,205            6,158            580,146           514,479
0.75%                                      10,121,502         56,802,165       12,718,775         53,355,113       124,252,423
0.85%                                       3,488,373         14,357,983               --          7,341,951        32,019,220
0.95%                                       5,321,912         36,453,755        6,505,002         39,535,203        82,184,876
1.00%                                       1,441,546          8,739,891        1,429,964          5,114,833        10,406,872
1.05%                                       1,484,229          8,675,109               --          5,062,550        22,516,243
1.10%                                         590,905          4,303,155               --          2,997,591        10,905,854
1.20%                                         992,330          5,338,943          648,870          3,744,475         5,730,304
1.25%                                              --                 --               --                 --                --
1.25%                                              --                 --               --            953,048         4,600,793
1.25%                                              --                 --               --                 --                --
1.25%                                              --                 --               --                 --                --
1.25%                                              --                 --               --         35,491,542        33,542,751
1.25%                                          95,914          1,105,862               --                 --                --
1.30%                                         336,551          2,946,965               --          2,106,857         4,782,738
1.35%                                              --            254,514               --             68,656                --
1.40%                                              --             49,499               --                 --                --
1.45%                                          78,348          1,036,446               --            546,783         4,106,146
1.55%                                              --             29,176               --                 --                --
1.60%                                              --             10,900               --                 --                --
1.65%                                              --              9,881               --                 --                --
1.70%                                              --             32,134               --                 --                --
1.75%                                              --                 --               --                 --                --
1.80%                                              --              5,953               --                 --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      24,049,782        140,722,536       21,308,769        156,898,748       335,562,699
--------------------------------------------------------------------------------------------------------------------------------




                                             COL VP            COL VP            COL VP            COL VP            COL VP
                                            DIV BOND,        DIV EQ INC,         DYN EQ,       EMER MKTS OPP,     GLOBAL BOND,
SUBACCOUNT                                    CL 3              CL 3              CL 3              CL 3              CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                        2,923,351         1,770,325           463,706           842,881         1,121,749
0.75%                                      232,228,840       206,687,690       186,290,718        46,641,149        73,158,065
0.85%                                       58,891,536        58,110,433         1,866,612        17,567,368        19,771,752
0.95%                                      174,737,528       126,112,961       100,737,244        27,454,676        56,664,189
1.00%                                       26,267,665        22,186,394        10,273,733         4,201,602         8,321,924
1.05%                                       41,410,268        27,856,139         1,581,636         9,013,322        15,816,919
1.10%                                       19,814,130        15,637,483           416,545         5,521,902         6,279,374
1.20%                                       20,158,706        11,111,206         3,979,772         1,939,736         5,792,107
1.25%                                               --        51,705,628                --        31,272,578                --
1.25%                                        3,034,472         2,479,859           208,916           685,530         1,327,154
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --        13,207,307
1.25%                                       43,796,578                --        91,926,648                --                --
1.25%                                               --                --                --                --                --
1.30%                                       12,963,700         7,828,794           339,612         2,464,503         5,320,382
1.35%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.45%                                        6,538,233         2,177,593            73,168           648,534         2,020,524
1.55%                                               --                --                --                --                --
1.60%                                               --                --                --                --                --
1.65%                                               --                --                --                --                --
1.70%                                               --                --                --                --                --
1.75%                                               --                --                --                --                --
1.80%                                               --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      642,765,007       533,664,505       398,158,310       148,253,781       208,801,446
--------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  63

                                             COL VP
                                        GLOBAL INFLATION       COL VP            COL VP            COL VP            COL VP
                                            PROT SEC,      HI YIELD BOND,       INC OPP,          INTL OPP,        LG CAP GRO,
SUBACCOUNT                                    CL 3              CL 3              CL 3              CL 3              CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                        1,131,847           695,430         1,305,722           363,233         1,357,846
0.75%                                       82,434,522        91,966,846        49,398,193        32,942,422       104,493,597
0.85%                                       18,864,890        16,330,011        14,835,853         3,977,267         3,900,535
0.95%                                       54,821,414        73,575,856        34,819,342        21,875,278        60,543,913
1.00%                                        9,441,816         7,401,482         5,360,121         2,246,275         5,957,158
1.05%                                       12,794,995        11,121,145        10,394,186         2,967,624         2,469,678
1.10%                                        5,537,419         5,134,636         4,946,695         1,620,209         1,062,090
1.20%                                        7,559,874         6,355,223         4,517,879         1,090,023         2,708,603
1.25%                                               --                --                --                --                --
1.25%                                               --           821,966                --           272,800                --
1.25%                                               --                --                --                --                --
1.25%                                               --        23,616,496                --                --                --
1.25%                                               --                --                --        33,208,042                --
1.25%                                        1,099,280                --           713,474                --           249,906
1.30%                                        6,489,263         3,685,378         3,834,190         1,049,696           332,031
1.35%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.45%                                        2,569,551         1,554,341         1,248,932           228,813           158,640
1.55%                                               --                --                --                --                --
1.60%                                               --                --                --                --                --
1.65%                                               --                --                --                --                --
1.70%                                               --                --                --                --                --
1.75%                                               --                --                --                --                --
1.80%                                               --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      202,744,871       242,258,810       131,374,587       101,841,682       183,233,997
--------------------------------------------------------------------------------------------------------------------------------




                                                               COL VP
                                             COL VP         MARSICO INTL         COL VP            COL VP            COL VP
                                          MARSICO GRO,          OPP,        MID CAP GRO OPP,  MID CAP VAL OPP,      S&P 500,
SUBACCOUNT                                    CL 1              CL 2              CL 3              CL 3              CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                          767,044          509,018           124,296           466,964            127,303
0.75%                                       70,115,596       20,933,379        28,726,151        25,902,856         65,653,431
0.85%                                       26,127,157        8,040,580         3,410,765        14,876,257          6,656,924
0.95%                                       39,805,368       12,276,810        16,900,617        14,817,082         46,052,562
1.00%                                        7,118,785        2,621,645         1,366,414         2,718,530          5,018,383
1.05%                                       12,678,943        4,678,050         2,308,529         8,067,345          3,791,880
1.10%                                        7,920,332        3,378,908         1,539,590         3,743,522          2,395,525
1.20%                                        2,999,521        1,687,934           876,730         1,324,720          3,038,066
1.25%                                               --               --                --                --                 --
1.25%                                               --               --           118,495                --                 --
1.25%                                               --               --        27,721,055                --                 --
1.25%                                               --               --                --                --                 --
1.25%                                               --               --                --                --                 --
1.25%                                        1,215,443          468,686                --           403,154            437,937
1.30%                                        4,129,746        1,680,198           468,805         2,073,143          1,085,088
1.35%                                               --           36,767                --                --            240,304
1.40%                                               --           55,868                --                --                834
1.45%                                        1,189,014          399,457            83,215           426,159            396,989
1.55%                                               --           31,407                --                --             55,113
1.60%                                               --            2,481                --                --              3,702
1.65%                                               --            3,393                --                --                 --
1.70%                                               --            2,175                --                --                 --
1.75%                                               --               --                --                --                 --
1.80%                                               --               --                --                --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      174,066,949       56,806,756        83,644,662        74,819,732        134,954,041
--------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

                                             COL VP            COL VP
                                            SELECT LG         SELECT SM          COL VP              CS               EV VT
                                            CAP VAL,          CAP VAL,       SHORT DURATION,      COMMODITY       FLOATING-RATE
SUBACCOUNT                                    CL 3              CL 3              CL 3             RETURN              INC
                                        ----------------------------------------------------------------------------------------
0.55%                                         198,459           152,369          1,843,234          617,030          1,730,011
0.75%                                       9,950,253        16,466,033         78,480,446       38,080,752         74,598,949
0.85%                                       2,007,315         2,236,462         18,934,067       10,196,411         23,747,788
0.95%                                       6,465,225        10,076,472         61,501,044       25,966,449         55,758,922
1.00%                                         698,631         1,185,375          8,323,544        5,776,911          9,352,713
1.05%                                       1,119,534         1,468,410         10,315,189        7,026,524         18,777,159
1.10%                                         462,827           676,333          5,279,006        5,100,434          9,887,945
1.20%                                         476,904           705,008          7,651,015        2,408,078          6,419,407
1.25%                                              --                --                 --               --                 --
1.25%                                              --                --                 --               --                 --
1.25%                                              --                --                 --               --                 --
1.25%                                              --                --                 --               --                 --
1.25%                                              --                --                 --               --                 --
1.25%                                          80,774            59,229          1,822,675          583,240          2,004,602
1.30%                                         337,264           403,600          5,601,611        2,577,071          8,341,131
1.35%                                              --                --                 --               --                 --
1.40%                                              --                --                 --               --                 --
1.45%                                          72,078            71,425          4,378,067          949,725          3,787,891
1.55%                                              --                --                 --               --                 --
1.60%                                              --                --                 --               --                 --
1.65%                                              --                --                 --               --                 --
1.70%                                              --                --                 --               --                 --
1.75%                                              --                --                 --               --                 --
1.80%                                              --                --                 --               --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      21,869,264        33,500,716        204,129,898       99,282,625        214,406,518
--------------------------------------------------------------------------------------------------------------------------------



                                                FID VIP           FID VIP           FID VIP           FID VIP        FTVIPT FRANK
                                              CONTRAFUND,       GRO & INC,         MID CAP,          OVERSEAS,     GLOBAL REAL EST,
SUBACCOUNT                                     SERV CL 2         SERV CL 2         SERV CL 2         SERV CL 2           CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                           2,496,181           438,122         1,077,052          464,253           163,303
0.75%                                         162,922,111        65,027,761       109,162,022       30,682,168        36,714,101
0.85%                                          50,040,223                --        41,822,217        8,861,758        12,543,630
0.95%                                         102,175,035        38,732,676        63,181,546       20,346,346        21,820,145
1.00%                                          19,991,263         7,478,165        16,088,599        3,351,750         5,047,864
1.05%                                          29,394,212                --        18,655,839        4,697,971         5,753,493
1.10%                                          19,195,815                --        11,982,431        1,594,738         3,951,823
1.20%                                          11,122,347         4,067,023         8,021,903        1,935,646         2,638,665
1.25%                                                  --                --                --               --                --
1.25%                                                  --                --                --               --                --
1.25%                                                  --                --                --               --                --
1.25%                                                  --                --                --               --                --
1.25%                                                  --                --                --               --                --
1.25%                                           2,966,197                --         1,819,024          320,002           567,837
1.30%                                          10,541,640                --         5,554,848        1,077,006         2,525,227
1.35%                                             336,988                --           347,700               --                --
1.40%                                             164,396                --            20,495               --                --
1.45%                                           2,700,538                --         1,255,639          460,960           394,609
1.55%                                              90,335                --           130,951               --                --
1.60%                                              37,909                --             7,873               --                --
1.65%                                              61,773                --            28,888               --                --
1.70%                                              40,611                --            36,913               --                --
1.75%                                                  --                --                --               --                --
1.80%                                                  --                --             6,572               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         414,277,574       115,743,747       279,200,512       73,792,598        92,120,697
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  65

                                          FTVIPT FRANK         FTVIPT            GS VIT            GS VIT          INVESCO VI
                                           SM CAP VAL,      MUTUAL SHARES     MID CAP VAL,      STRUCTD U.S.        CAP APPR,
SUBACCOUNT                                    CL 2            SEC, CL 2           INST            EQ, INST           SER II
                                        ----------------------------------------------------------------------------------------
0.55%                                         211,935            263,906          610,855            592,020          281,092
0.75%                                      28,383,756         41,318,731       52,628,014         73,864,067       50,789,186
0.85%                                      12,613,986         16,522,686               --          6,321,721        2,426,393
0.95%                                      18,246,261         27,767,179       33,367,954         45,869,175       24,921,389
1.00%                                       4,671,444          6,985,918        8,179,983          6,562,642        6,853,861
1.05%                                       5,056,511         10,509,152               --          3,538,770        1,362,555
1.10%                                       3,786,098          6,373,383               --          1,023,390          519,835
1.20%                                       2,495,618          3,632,576        4,716,607          3,289,441        2,818,187
1.25%                                              --                 --               --                 --               --
1.25%                                              --                 --               --                 --               --
1.25%                                              --                 --               --                 --               --
1.25%                                              --                 --               --                 --               --
1.25%                                              --                 --               --                 --               --
1.25%                                         294,699            946,460               --            303,969           79,310
1.30%                                       1,730,443          4,075,783               --            486,558          307,399
1.35%                                          77,605             99,451               --                 --               --
1.40%                                          17,547             29,615               --                 --               --
1.45%                                         462,207          1,011,102               --            142,658          104,544
1.55%                                          67,314             14,002               --                 --               --
1.60%                                           7,922              1,532               --                 --               --
1.65%                                           6,575             17,492               --                 --               --
1.70%                                          11,240             25,492               --                 --               --
1.75%                                              --                 --               --                 --               --
1.80%                                           2,393                 --               --                 --               --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      78,143,554        119,594,460       99,503,413        141,994,411       90,463,751
--------------------------------------------------------------------------------------------------------------------------------




                                                INVESCO           INVESCO         INVESCO VI          INVESCO           INVESCO
                                              VI CAP DEV,       VI CAP DEV,        DIV DIVD,      VI GLOBAL HLTH,    VI INTL GRO,
SUBACCOUNT                                       SER I            SER II             SER I            SER II            SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                             62,766            34,966           100,301           103,009           294,423
0.75%                                          5,665,200         8,525,115         7,942,659         7,312,461        30,303,503
0.85%                                                 --         1,751,482                --         3,626,150        10,764,835
0.95%                                          4,342,733         4,623,141         4,288,684         4,633,040        20,479,842
1.00%                                            169,536           983,836         1,154,870           789,090         2,862,709
1.05%                                                 --         1,000,011                --         2,394,208         6,515,095
1.10%                                                 --           947,788                --         1,130,090         3,450,177
1.20%                                            175,278           608,449           538,684           383,232         1,232,528
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --            69,503                --            97,181           318,944
1.30%                                                 --           481,846                --           508,364         1,631,958
1.35%                                                 --                --                --                --                --
1.40%                                                 --                --                --                --                --
1.45%                                                 --            56,214                --           123,559           358,598
1.55%                                                 --                --                --                --                --
1.60%                                                 --                --                --                --                --
1.65%                                                 --                --                --                --                --
1.70%                                                 --                --                --                --                --
1.75%                                                 --                --                --                --                --
1.80%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         10,415,513        19,082,351        14,025,198        21,100,384        78,212,612
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

                                             INVESCO       INVESCO VANK VI     JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                            VI TECH,          COMSTOCK,       GLOBAL TECH,         JANUS,           OVERSEAS,
SUBACCOUNT                                    SER I            SER II             SERV              SERV              SERV
                                        ----------------------------------------------------------------------------------------
0.55%                                         505,521            788,301          111,459           461,472           262,057
0.75%                                      19,211,925         86,060,882       21,200,583        22,461,733        40,311,131
0.85%                                              --         14,752,660               --        13,257,501                --
0.95%                                       9,279,066         43,939,344       12,352,386        13,639,108        28,873,050
1.00%                                       2,295,843         15,565,870          331,757         2,217,734           969,578
1.05%                                              --          7,165,895               --         5,118,080                --
1.10%                                              --          4,634,622               --         3,225,933                --
1.20%                                       1,003,426          7,423,496          122,186         1,400,087           534,240
1.25%                                              --                 --               --                --                --
1.25%                                              --                 --               --                --                --
1.25%                                              --                 --               --                --                --
1.25%                                              --                 --               --                --                --
1.25%                                              --                 --               --                --                --
1.25%                                              --            702,505               --           359,325                --
1.30%                                              --          2,454,509               --         1,712,503                --
1.35%                                              --                 --               --            35,911                --
1.40%                                              --                 --               --             9,361                --
1.45%                                              --            736,665               --           590,539                --
1.55%                                              --                 --               --                --                --
1.60%                                              --                 --               --             6,590                --
1.65%                                              --                 --               --                --                --
1.70%                                              --                 --               --                --                --
1.75%                                              --                 --               --                --                --
1.80%                                              --                 --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      32,295,781        184,224,749       34,118,371        64,495,877        70,950,056
--------------------------------------------------------------------------------------------------------------------------------




                                               MFS               MFS               MFS             MS UIF            MS UIF
                                         INV GRO STOCK,       NEW DIS,         UTILITIES,        GLOBAL REAL      MID CAP GRO,
SUBACCOUNT                                   SERV CL           SERV CL           SERV CL         EST, CL II           CL II
                                        ----------------------------------------------------------------------------------------
0.55%                                         185,782           130,760            543,192          466,506           299,537
0.75%                                      47,280,634        25,582,736         46,187,451       22,050,801        18,213,971
0.85%                                       2,987,186                --         17,961,839        8,255,745         6,755,937
0.95%                                      29,974,035        18,475,596         28,482,858       13,857,215        11,090,966
1.00%                                       2,867,151         1,874,959          4,149,960        3,763,642         1,692,503
1.05%                                       2,127,373                --         10,346,007        4,699,105         3,625,939
1.10%                                       1,252,144                --          5,414,337        3,474,452         2,237,495
1.20%                                       1,322,357         1,247,891          2,927,805        1,853,536         1,686,214
1.25%                                              --                --                 --               --                --
1.25%                                              --                --                 --               --                --
1.25%                                              --                --                 --               --                --
1.25%                                              --                --                 --               --                --
1.25%                                              --                --                 --               --                --
1.25%                                         320,376                --            531,422          356,472           204,760
1.30%                                         500,097                --          3,758,331        2,093,219         1,363,587
1.35%                                              --                --            137,297               --            40,784
1.40%                                              --                --             69,331               --            31,975
1.45%                                         268,652                --            953,198          425,290           203,357
1.55%                                              --                --             84,381               --                --
1.60%                                              --                --              8,713               --             9,430
1.65%                                              --                --             63,265               --                --
1.70%                                              --                --             60,440               --             6,831
1.75%                                              --                --                 --               --                --
1.80%                                              --                --                 --               --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      89,085,787        47,311,942        121,679,827       61,295,983        47,463,286
--------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  67

                                             NB AMT             OPPEN         OPPEN GLOBAL      OPPEN MAIN ST         PIMCO
                                              INTL,          GLOBAL SEC       STRATEGIC INC    SM MID CAP VA,    VIT ALL ASSET,
SUBACCOUNT                                    CL S            VA, SERV           VA, SRV            SERV           ADVISOR CL
                                        ----------------------------------------------------------------------------------------
0.55%                                         154,355           429,221          3,125,262          394,237            699,639
0.75%                                       8,477,899        26,339,180        225,203,739       16,342,330         69,382,048
0.85%                                       3,960,996         8,568,736         60,623,727        6,884,008         20,989,925
0.95%                                       4,653,776        16,697,117        159,925,476        9,936,668         49,461,545
1.00%                                         638,329         4,885,822         29,093,609        3,482,436          8,122,025
1.05%                                       1,876,132         4,735,134         48,110,295        4,136,666         14,599,286
1.10%                                       1,289,484         2,786,458         23,257,737        3,159,547          8,354,645
1.20%                                         286,869         2,762,663         20,764,821        1,678,907          8,325,453
1.25%                                              --                --                 --               --                 --
1.25%                                              --                --                 --               --                 --
1.25%                                              --                --                 --               --                 --
1.25%                                              --                --                 --               --                 --
1.25%                                              --                --                 --               --                 --
1.25%                                          90,611           847,390          4,013,300          351,619          2,095,935
1.30%                                         537,953         1,548,435         20,543,079        1,536,305          6,150,179
1.35%                                              --           226,598                 --           80,847            481,640
1.40%                                              --            46,068                 --              836             56,631
1.45%                                          96,288           587,887          7,214,925          301,946          2,837,931
1.55%                                              --           199,573                 --           28,658            158,771
1.60%                                              --                --                 --            2,342             21,426
1.65%                                              --            31,015                 --               --            158,654
1.70%                                              --             1,141                 --            1,121            136,385
1.75%                                              --                --                 --               --                 --
1.80%                                              --             9,666                 --               --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      22,062,692        70,702,104        601,875,970       48,318,473        192,032,118
--------------------------------------------------------------------------------------------------------------------------------



                                             PUT VT
                                           GLOBAL HLTH         PUT VT            PUT VT
                                              CARE,           INTL EQ,       MULTI-CAP GRO,       VP AGGR,          VP AGGR,
SUBACCOUNT                                    CL IB             CL IB             CL IB             CL 2              CL 4
                                        ----------------------------------------------------------------------------------------
0.55%                                          50,112            24,275           123,091          1,257,472         18,860,128
0.75%                                       9,057,915        11,088,480        14,126,339         57,559,161        258,557,591
0.85%                                              --                --                --        249,263,816        673,876,234
0.95%                                       5,004,851         7,324,492         9,244,585        153,074,081        109,520,544
1.00%                                       1,486,555         1,199,018           446,404          5,318,374         27,552,542
1.05%                                              --                --                --          9,262,301        194,646,182
1.10%                                              --                --                --         27,378,634        142,958,945
1.20%                                         508,411           702,954           136,359         88,244,622          7,381,842
1.25%                                              --                --                --                 --                 --
1.25%                                              --                --                --                 --                 --
1.25%                                              --                --                --                 --                 --
1.25%                                              --                --                --                 --                 --
1.25%                                              --                --                --                 --                 --
1.25%                                              --                --                --          1,375,203          4,637,748
1.30%                                              --                --                --          7,923,538         39,654,304
1.35%                                              --                --                --          1,021,812                 --
1.40%                                              --                --                --          1,905,765                 --
1.45%                                              --                --                --          5,014,063          1,617,586
1.55%                                              --                --                --          1,235,115                 --
1.60%                                              --                --                --            312,858                 --
1.65%                                              --                --                --          2,115,448                 --
1.70%                                              --                --                --            177,758                 --
1.75%                                              --                --                --                 --                 --
1.80%                                              --                --                --              8,711                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      16,107,844        20,339,219        24,076,778        612,448,732      1,479,263,646
--------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

                                                                                   VP DAVIS            VP GS
                                                                                  NY VENTURE,      MID CAP VAL,         VP MOD,
SUBACCOUNT                                 VP CONSERV, CL 2  VP CONSERV, CL 4        CL 3              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                           1,442,810          4,174,865         263,923           127,137           4,193,895
0.75%                                          81,729,719        212,474,247      18,110,722         4,275,860         318,882,638
0.85%                                         124,664,119        517,244,044      11,366,949         1,609,503       1,372,850,168
0.95%                                         152,206,531        137,636,012       9,393,888         2,435,552       1,036,628,589
1.00%                                           8,652,323         19,636,139       1,360,272           388,938          27,953,539
1.05%                                          19,166,076        278,438,969       4,460,268           831,742          87,050,689
1.10%                                          25,355,523        172,996,822       2,093,721           322,132         158,255,297
1.20%                                         106,319,880         19,707,715         742,062           281,763         803,652,719
1.25%                                                  --                 --              --                --                  --
1.25%                                                  --                 --              --                --                  --
1.25%                                                  --                 --              --                --                  --
1.25%                                                  --                 --              --                --                  --
1.25%                                                  --                 --              --                --                  --
1.25%                                           3,691,695         19,589,023         217,706            73,730          14,803,653
1.30%                                          23,539,824         98,218,109       1,275,718           179,827          89,952,554
1.35%                                          11,499,065                 --              --                --          28,107,038
1.40%                                           4,423,623                 --              --                --          22,125,973
1.45%                                          12,111,087         32,521,161         279,717            17,948          58,637,036
1.55%                                           7,523,577                 --              --                --          13,127,042
1.60%                                           1,746,157                 --              --                --           7,906,701
1.65%                                           4,760,598                 --              --                --          23,508,473
1.70%                                           4,416,647                 --              --                --           4,861,731
1.75%                                             153,880                 --              --                --                  --
1.80%                                             494,240                 --              --                --             430,000
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         593,897,374      1,512,637,106      49,564,946        10,544,132       4,072,927,735
-----------------------------------------------------------------------------------------------------------------------------------



                                                                  VP MOD            VP MOD            VP MOD
                                                VP MOD,            AGGR,             AGGR,           CONSERV,       VP MOD CONSERV,
SUBACCOUNT                                       CL 4              CL 2              CL 4              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
0.55%                                           21,448,094         1,063,791        26,294,315         1,471,086         9,102,713
0.75%                                        1,448,513,444       181,156,734       998,828,265       149,512,257       439,107,766
0.85%                                        3,866,446,739     1,004,345,791     2,609,306,825       310,372,825     1,071,873,032
0.95%                                          839,440,736       586,675,328       451,744,043       335,256,998       323,133,286
1.00%                                          165,094,562        14,158,328        92,739,875        15,647,177        52,813,091
1.05%                                        1,602,860,653        51,157,230       850,052,676        38,846,581       501,599,231
1.10%                                        1,147,869,401       110,904,150       553,317,789        48,500,218       376,142,161
1.20%                                           76,904,723       380,431,717        28,509,615       235,331,701        33,843,730
1.25%                                                   --                --                --                --                --
1.25%                                                   --                --                --                --                --
1.25%                                                   --                --                --                --                --
1.25%                                                   --                --                --                --                --
1.25%                                                   --                --                --                --                --
1.25%                                           45,363,572         7,528,050        22,031,895         6,256,830        24,569,802
1.30%                                          467,312,014        42,475,410       158,718,939        40,844,234       209,263,075
1.35%                                                   --         9,271,555                --        14,555,646                --
1.40%                                                   --        11,745,954                --         9,783,661                --
1.45%                                           37,613,033        29,585,239        10,728,814        21,111,682        38,434,164
1.55%                                                   --         2,986,304                --         9,437,341                --
1.60%                                                   --         1,816,283                --         3,191,310                --
1.65%                                                   --         7,579,611                --         5,697,831                --
1.70%                                                   --           300,641                --         2,962,782                --
1.75%                                                   --            34,589                --                --                --
1.80%                                                   --           177,078                --           745,303                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        9,718,866,971     2,443,393,783     5,802,273,051     1,249,525,463     3,079,882,051
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  69

                                                                                                      WF ADV
                                               VP PTNRS                                              VT INDEX           WF ADV
                                                SM CAP            WANGER            WANGER        ASSET ALLOC, CL     VT INTL EQ,
SUBACCOUNT                                     VAL, CL 3           INTL               USA                2               CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                              542,249           992,255           894,842             1,814           311,229
0.75%                                           39,423,521        66,511,152        84,308,640        12,267,691        16,786,288
0.85%                                            9,513,401        24,124,658        21,342,440                --         7,767,935
0.95%                                           21,323,954        41,065,884        54,608,347         8,818,589        12,050,115
1.00%                                            4,644,695         7,022,262        12,712,248         1,554,051         2,535,006
1.05%                                            4,661,011        12,954,545        10,675,298                --         3,408,676
1.10%                                            2,309,392         6,758,271         5,909,956                --         1,957,905
1.20%                                            2,181,025         3,403,231         5,534,700           603,479         1,411,413
1.25%                                                   --                --                --                --                --
1.25%                                                   --                --                --                --                --
1.25%                                                   --                --                --                --                --
1.25%                                                   --                --                --                --                --
1.25%                                                   --                --                --                --                --
1.25%                                              321,629           781,961           928,235                --           219,213
1.30%                                            1,083,221         3,546,157         2,942,671                --         1,409,388
1.35%                                                   --                --                --                --                --
1.40%                                                   --                --                --                --                --
1.45%                                              373,792           738,847           636,172                --           270,894
1.55%                                                   --                --                --                --                --
1.60%                                                   --                --                --                --                --
1.65%                                                   --                --                --                --                --
1.70%                                                   --                --                --                --                --
1.75%                                                   --                --                --                --                --
1.80%                                                   --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           86,377,890       167,899,223       200,493,549        23,245,624        48,128,062
-----------------------------------------------------------------------------------------------------------------------------------



                                                                          WF ADV
                                                                          VT OPP,          WF ADV VT
SUBACCOUNT                                                                 CL 2        SM CAP GRO, CL 2
                                                                     ----------------------------------
0.55%                                                                      147,610           159,765
0.75%                                                                   21,794,841        20,501,527
0.85%                                                                    5,637,607         7,143,252
0.95%                                                                   13,842,341        12,890,115
1.00%                                                                    2,589,509         2,076,870
1.05%                                                                    4,079,814         4,336,727
1.10%                                                                    2,727,301         1,867,685
1.20%                                                                    1,576,630         1,105,930
1.25%                                                                           --                --
1.25%                                                                           --                --
1.25%                                                                           --                --
1.25%                                                                           --                --
1.25%                                                                           --                --
1.25%                                                                      291,472           313,220
1.30%                                                                    1,312,550         1,008,322
1.35%                                                                       12,281            56,395
1.40%                                                                       24,403            10,756
1.45%                                                                      533,694           343,882
1.55%                                                                       47,076            15,150
1.60%                                                                        8,464             4,502
1.65%                                                                       26,596             6,749
1.70%                                                                       63,841            47,336
1.75%                                                                           --                --
1.80%                                                                        5,713               845
-------------------------------------------------------------------------------------------------------
Total                                                                   54,721,743        51,889,028
-------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

The following is a summary of net assets at Dec. 31, 2011:

                                              AB VPS            AB VPS            AB VPS             AC VP             AC VP
                                          GLOBAL THEMATIC     GRO & INC,         INTL VAL,           INTL,         MID CAP VAL,
SUBACCOUNT                                   GRO, CL B           CL B              CL B              CL II             CL II
                                         ----------------------------------------------------------------------------------------
0.55%                                       $    58,763      $    359,512      $  1,405,699      $     58,139      $    102,853
0.75%                                         3,244,677        54,339,897       112,356,489        22,864,954        11,355,136
0.85%                                         2,292,001         5,871,772        16,875,248                --         8,267,868
0.95%                                         1,558,908        31,684,267        66,144,399        12,464,115         7,422,700
1.00%                                           357,643         5,765,289        13,645,739         3,766,690         1,093,831
1.05%                                           985,092         3,491,425         8,179,314                --         4,884,323
1.10%                                           881,784         1,705,199         6,551,321                --         2,747,395
1.20%                                           388,086         2,972,734         6,566,025         1,767,918           577,536
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                            45,381           273,156           750,412                --           400,350
1.30%                                           276,713           423,429         3,031,933                --         1,562,284
1.35%                                                --                --                --                --                --
1.40%                                                --                --                --                --                --
1.45%                                            93,854           152,753           714,748                --           448,743
1.55%                                                --                --                --                --                --
1.60%                                                --                --                --                --                --
1.65%                                                --                --                --                --                --
1.70%                                                --                --                --                --                --
1.75%                                                --                --                --                --                --
1.80%                                                --                --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
Total                                       $10,182,902      $107,039,433      $236,221,327      $ 40,921,816      $ 38,863,019
---------------------------------------------------------------------------------------------------------------------------------

                                               AC VP             AC VP          CALVERT VP          COL VP            COL VP
                                              ULTRA,             VAL,               SRI              BAL,           CASH MGMT,
SUBACCOUNT                                     CL II             CL II              BAL              CL 3              CL 3
                                         ----------------------------------------------------------------------------------------
0.55%                                       $   105,382      $    842,579      $      7,030      $    973,680      $    631,213
0.75%                                        10,740,737        82,280,120        14,225,537        64,961,917       148,819,225
0.85%                                         3,854,569        15,147,302                --         8,104,015        33,600,949
0.95%                                         5,573,035        51,851,212         7,125,330        47,235,189        96,117,132
1.00%                                         1,504,760        12,268,445         1,769,952         6,782,835        11,095,966
1.05%                                         1,621,747         9,051,419                --         5,607,874        23,369,398
1.10%                                           643,982         4,477,334                --         3,263,210        11,286,597
1.20%                                         1,023,203         7,347,102           787,438         4,817,446         5,987,552
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --         1,029,046         4,722,769
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --        65,581,100        43,279,909
1.25%                                           103,512         1,141,103                --                --                --
1.30%                                           362,651         3,032,219                --         2,268,320         4,894,887
1.35%                                                --           293,316                --            79,115                --
1.40%                                                --            57,010                --                11                --
1.45%                                            83,926         1,058,055                --           584,000         4,168,639
1.55%                                                --            33,529                --                11                --
1.60%                                                --            12,518                --                11                --
1.65%                                                --            11,339                --                11                --
1.70%                                                --            36,848                --                11                --
1.75%                                                --                83                --                11                --
1.80%                                                --             6,817                --                11                --
---------------------------------------------------------------------------------------------------------------------------------
Total                                       $25,617,504      $188,948,350      $ 23,915,287      $211,287,824      $387,974,236
---------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  71

                                             COL VP            COL VP            COL VP            COL VP            COL VP
                                            DIV BOND,        DIV EQ INC,         DYN EQ,       EMER MKTS OPP,     GLOBAL BOND,
SUBACCOUNT                                    CL 3              CL 3              CL 3              CL 3              CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                    $    5,048,420     $  2,996,626      $    399,224      $  1,870,129      $  2,125,950
0.75%                                       392,699,649      329,318,781       157,100,517        97,053,190       135,436,139
0.85%                                        77,307,966       57,193,441         1,882,917        23,823,057        26,654,130
0.95%                                       288,336,180      196,355,678        83,332,605        55,892,324       102,418,504
1.00%                                        37,825,412       34,875,137        10,705,947        11,389,576        14,599,472
1.05%                                        53,815,502       27,146,460         1,578,182        12,139,852        21,092,193
1.10%                                        25,666,241       15,183,416           414,443         7,384,498         8,335,802
1.20%                                        28,504,205       17,037,156         4,423,358         5,148,788         9,969,696
1.25%                                                --       78,485,226                --        52,498,449                --
1.25%                                         3,920,111        2,386,189           206,171           908,932         1,747,436
1.25%                                                --               --                --                --                --
1.25%                                                --               --                --                --        25,716,757
1.25%                                        79,769,240               --       123,669,900                --                --
1.25%                                                --               --                --                --                --
1.30%                                        16,594,317        7,512,576           334,218         3,259,661         6,985,212
1.35%                                                --               --                --                --                --
1.40%                                                --               --                --                --                --
1.45%                                         8,311,503        2,072,356            71,272           850,763         2,630,877
1.55%                                                --               --                --                --                --
1.60%                                                --               --                --                --                --
1.65%                                                --               --                --                --                --
1.70%                                                --               --                --                --                --
1.75%                                                --               --                --                --                --
1.80%                                                --               --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                    $1,017,798,746     $770,563,042      $384,118,754      $272,219,219      $357,712,168
--------------------------------------------------------------------------------------------------------------------------------

                                          COL VP GLOBAL
                                            INFLATION          COL VP            COL VP            COL VP            COL VP
                                            PROT SEC,      HI YIELD BOND,       INC OPP,          INTL OPP,        LG CAP GRO,
SUBACCOUNT                                    CL 3              CL 3              CL 3              CL 3              CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                    $    1,538,568     $  1,331,268      $  2,078,286      $    344,237      $    864,880
0.75%                                       110,702,350      172,359,240        77,573,290        30,574,371        65,960,118
0.85%                                        24,717,114       23,825,285        21,669,661         3,833,045         3,785,355
0.95%                                        72,531,778      134,619,376        53,906,034        19,879,346        37,231,354
1.00%                                        12,447,850       14,375,667         8,257,451         3,178,262         5,901,933
1.05%                                        16,574,045       16,045,186        15,031,975         2,827,930         2,370,286
1.10%                                         7,153,465        7,399,948         7,126,182         1,539,349         1,027,082
1.20%                                         9,821,403       12,313,537         6,863,360         1,511,931         2,637,866
1.25%                                                --               --                --                --                --
1.25%                                                --        1,172,894                --           257,061                --
1.25%                                                --               --                --                --                --
1.25%                                                --       48,729,250                --                --                --
1.25%                                                --               --                --        40,875,454                --
1.25%                                         1,408,476               --         1,019,180                --           236,964
1.30%                                         8,290,361        5,243,978         5,462,850           986,507           314,329
1.35%                                                --               --                --                --                --
1.40%                                                --               --                --                --                --
1.45%                                         3,256,051        2,193,735         1,850,483           213,219           148,938
1.55%                                                --               --                --                --                --
1.60%                                                --               --                --                --                --
1.65%                                                --               --                --                --                --
1.70%                                                --               --                --                --                --
1.75%                                                --               --                --                --                --
1.80%                                                --               --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                    $  268,441,461     $439,609,364      $200,838,752      $106,020,712      $120,479,105
--------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

                                                              COL VP
                                            COL VP         MARSICO INTL         COL VP            COL VP            COL VP
                                         MARSICO GRO,          OPP,        MID CAP GRO OPP,  MID CAP VAL OPP,      S&P 500,
SUBACCOUNT                                   CL 1              CL 2              CL 3              CL 3              CL 3
                                       ----------------------------------------------------------------------------------------
0.55%                                    $    935,876       $   429,352      $    166,153       $   596,108      $    120,948
0.75%                                      73,651,225        17,476,375        37,139,054        32,527,967        61,711,963
0.85%                                      29,256,811         7,551,445         3,782,082        14,919,403         7,077,211
0.95%                                      41,500,870        10,240,756        21,414,117        18,368,912        42,245,574
1.00%                                       7,370,085         2,155,640         1,775,454         3,368,477         6,020,105
1.05%                                      14,037,479         4,327,719         2,531,662         8,014,557         4,018,277
1.10%                                       8,739,811         3,117,239         1,693,794         3,701,934         2,511,990
1.20%                                       3,070,295         1,376,034         1,130,356         1,613,883         3,573,112
1.25%                                              --                --                --                --                --
1.25%                                              --                --           128,264                --                --
1.25%                                              --                --        27,800,514                --                --
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --                --                --
1.25%                                       1,330,310           428,782                --           395,361           455,466
1.30%                                       4,506,952         1,533,089           506,961         2,027,969         1,125,256
1.35%                                              --            37,056                --                --           283,232
1.40%                                              --            56,267                --                --               994
1.45%                                       1,286,703           361,428            89,275           413,312           408,325
1.55%                                              --            31,564                --                --            64,775
1.60%                                              --             2,492                --                --             4,359
1.65%                                              --             3,406                --                --                11
1.70%                                              --             2,182                --                --                11
1.75%                                              --                65                --                --                11
1.80%                                              --                65                --                --                11
-------------------------------------------------------------------------------------------------------------------------------
Total                                    $185,686,417       $49,130,956      $ 98,157,686       $85,947,883      $129,621,631
-------------------------------------------------------------------------------------------------------------------------------

                                            COL VP            COL VP
                                           SELECT LG         SELECT SM          COL VP              CS               EV VT
                                           CAP VAL,          CAP VAL,       SHORT DURATION,      COMMODITY       FLOATING-RATE
SUBACCOUNT                                   CL 3              CL 3              CL 3             RETURN              INC
                                       ----------------------------------------------------------------------------------------
0.55%                                    $    235,091       $   252,593      $  2,591,150       $   628,169      $  2,076,685
0.75%                                      11,600,072        26,847,541       107,518,334        33,742,813        88,650,081
0.85%                                       2,016,754         2,245,165        21,155,820         9,411,828        27,956,501
0.95%                                       7,426,534        16,014,915        82,149,557        22,752,855        65,593,609
1.00%                                         798,501         1,806,570         9,666,808         5,041,633        10,952,352
1.05%                                       1,113,886         1,458,019        11,448,012         6,481,179        21,871,769
1.10%                                         458,579           669,720         5,817,429         4,642,975        11,479,369
1.20%                                         536,453         1,053,326         8,719,293         2,077,883         7,429,956
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --                --                --
1.25%                                          79,419            58,165         1,991,958           526,663         2,307,686
1.30%                                         330,545           395,353         6,104,821         2,320,084         9,576,992
1.35%                                              --                --                --                --                --
1.40%                                              --                --                --                --                --
1.45%                                          70,056            69,323         4,763,615           848,265         4,313,109
1.55%                                              --                --                --                --                --
1.60%                                              --                --                --                --                --
1.65%                                              --                --                --                --                --
1.70%                                              --                --                --                --                --
1.75%                                              --                --                --                --                --
1.80%                                              --                --                --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Total                                    $ 24,665,890       $50,870,690      $261,926,797       $88,474,347      $252,208,109
-------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  73

                                             FID VIP           FID VIP           FID VIP           FID VIP        FTVIPT FRANK
                                           CONTRAFUND,       GRO & INC,         MID CAP,          OVERSEAS,     GLOBAL REAL EST,
SUBACCOUNT                                  SERV CL 2         SERV CL 2         SERV CL 2         SERV CL 2           CL 2
                                        ----------------------------------------------------------------------------------------
0.55%                                     $  2,600,156      $    521,598      $  2,434,518      $    578,466      $    326,353
0.75%                                      168,260,295        76,270,887       242,292,958        37,585,565        70,808,409
0.85%                                       54,577,083                --        48,846,570         7,632,252         9,060,158
0.95%                                      104,446,329        44,346,785       137,445,369        24,415,061        41,159,501
1.00%                                       20,315,682         8,843,153        33,709,254         4,439,951         7,065,229
1.05%                                       31,712,802                --        21,572,342         3,996,647         4,111,875
1.10%                                       20,624,659                --        13,793,918         1,351,879         2,814,988
1.20%                                       11,171,405         4,714,591        16,483,930         2,513,932         3,625,853
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                        3,174,869                --         2,076,541           269,350           397,327
1.30%                                       11,201,456                --         6,324,566           902,964         1,779,059
1.35%                                          388,432                --           379,002                --                --
1.40%                                          189,345                --            22,324                --                --
1.45%                                        2,845,709                --         1,422,283           383,245           273,221
1.55%                                          103,817                --           142,326                --                --
1.60%                                           43,575                --             8,550                --                --
1.65%                                           70,889                --            31,354                --                --
1.70%                                           46,571                --            40,032                --                --
1.75%                                              109                --                78                --                --
1.80%                                              105                --             7,117                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $431,773,288      $134,697,014      $527,033,032      $ 84,069,312      $141,421,973
--------------------------------------------------------------------------------------------------------------------------------

                                          FTVIPT FRANK         FTVIPT            GS VIT            GS VIT            INVESCO
                                           SM CAP VAL,      MUTUAL SHARES     MID CAP VAL,    STRUCTD U.S. EQ,    VI CAP APPR,
SUBACCOUNT                                    CL 2            SEC, CL 2           INST              INST             SER II
                                        ----------------------------------------------------------------------------------------
0.55%                                     $    534,639      $    354,388      $  1,629,414      $    614,065      $    254,295
0.75%                                       69,978,563        54,408,043       137,502,593        73,290,454        45,004,289
0.85%                                       13,767,162        16,309,999                --         6,029,934         2,072,048
0.95%                                       43,906,679        35,808,036        84,941,118        44,168,661        21,634,314
1.00%                                        8,505,048         9,478,137        15,294,594         7,602,383         6,324,429
1.05%                                        5,457,952        10,260,075                --         3,359,139         1,150,562
1.10%                                        4,075,546         6,204,864                --           962,636           437,728
1.20%                                        4,454,804         4,850,321         8,646,077         3,736,085         2,549,335
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                          315,213           920,521                --           283,555            66,227
1.30%                                        1,842,197         3,924,160                --           452,720           256,001
1.35%                                           95,992           108,489                --                --                --
1.40%                                           21,683            32,283                --                --                --
1.45%                                          489,003           972,492                --           131,654            86,263
1.55%                                           83,001            15,232                --                --                --
1.60%                                            9,761             1,744                --                --                --
1.65%                                            8,096            18,999                --                --                --
1.70%                                           13,830            27,667                --                --                --
1.75%                                               85                79                --                --                --
1.80%                                            3,025                79                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $153,562,279      $143,695,608      $248,013,796      $140,631,286      $ 79,835,491
--------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
74 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

                                                INVESCO           INVESCO           INVESCO           INVESCO           INVESCO
                                              VI CAP DEV,       VI CAP DEV,      VI DIV DIVD,     VI GLOBAL HLTH,    VI INTL GRO,
SUBACCOUNT                                       SER I            SER II             SER I            SER II            SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                         $   108,072      $     45,952       $    92,244       $   113,148       $   382,568
0.75%                                           9,560,120        10,966,840         7,294,820         7,948,396        38,935,949
0.85%                                                  --         1,689,385                --         4,156,039        12,265,704
0.95%                                           7,135,571         5,833,463         3,934,034         4,979,419        25,979,056
1.00%                                             138,662         1,301,638         1,058,894           845,812         3,617,162
1.05%                                                  --           951,529                --         2,713,074         7,342,072
1.10%                                                  --           899,778                --         1,277,087         3,876,905
1.20%                                             143,227           789,338           493,252           406,212         1,537,900
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --            65,445                --           108,851           355,522
1.30%                                                  --           452,267                --           568,105         1,813,826
1.35%                                                  --                --                --                --                --
1.40%                                                  --                --                --                --                --
1.45%                                                  --            52,357                --           136,986           398,630
1.55%                                                  --                --                --                --                --
1.60%                                                  --                --                --                --                --
1.65%                                                  --                --                --                --                --
1.70%                                                  --                --                --                --                --
1.75%                                                  --                --                --                --                --
1.80%                                                  --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $17,085,652      $ 23,047,992       $12,873,244       $23,253,129       $96,505,294
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO        INVESCO VANK       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                               VI TECH,      VI COMSTOCK, SER    GLOBAL TECH,         JANUS,           OVERSEAS,
SUBACCOUNT                                       SER I              II               SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                         $   430,162      $    963,742       $    57,270       $   422,846       $   321,426
0.75%                                          16,012,114       103,583,060        10,641,631        20,407,675        48,345,034
0.85%                                                  --        14,642,381                --        11,982,772                --
0.95%                                           7,575,037        52,131,477         6,181,353        12,278,171        34,037,953
1.00%                                           2,189,570        18,359,668           414,923         1,990,492         1,998,855
1.05%                                                  --         7,026,990                --         4,582,856                --
1.10%                                                  --         4,532,261                --         2,882,004                --
1.20%                                             938,005         8,628,887           149,809         1,244,940         1,080,199
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --           680,976                --           318,848                --
1.30%                                                  --         2,374,305                --         1,515,458                --
1.35%                                                  --                --                --            39,141                --
1.40%                                                  --                --                --            10,198                --
1.45%                                                  --           706,301                --           518,830                --
1.55%                                                  --                --                --               105                --
1.60%                                                  --                --                --             7,158                --
1.65%                                                  --                --                --               105                --
1.70%                                                  --                --                --                92                --
1.75%                                                  --                --                --               104                --
1.80%                                                  --                --                --               104                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $27,144,888      $213,630,048       $17,444,986       $58,201,899       $85,783,467
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  75

                                               MFS               MFS               MFS             MS UIF        MS UIF MID CAP
                                         INV GRO STOCK,       NEW DIS,         UTILITIES,     GLOBAL REAL EST,        GRO,
SUBACCOUNT                                   SERV CL           SERV CL           SERV CL            CL II             CL II
                                        ----------------------------------------------------------------------------------------
0.55%                                      $   140,976       $   157,118      $  1,211,170       $   440,774      $    363,583
0.75%                                       35,085,071        30,057,312       101,158,658        20,614,804        21,892,768
0.85%                                        3,446,552                --        27,226,291         8,076,125         8,820,390
0.95%                                       21,781,271        21,249,640        61,053,080        12,896,130        13,162,401
1.00%                                        3,255,596         2,553,118        11,060,764         3,466,781         2,002,567
1.05%                                        2,427,408                --        15,510,295         4,568,262         4,681,659
1.10%                                        1,424,761                --         8,094,391         3,341,269         2,881,111
1.20%                                        1,471,945         1,665,995         7,650,521         1,688,181         1,972,924
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                          361,069                --           787,964           339,751           275,474
1.30%                                          562,773                --         5,557,019         1,990,954         1,736,732
1.35%                                               --                --           169,003                --            47,024
1.40%                                               --                --            85,568                --            36,842
1.45%                                          299,812                --         1,398,132           401,274           296,293
1.55%                                               --                --           103,528                --                67
1.60%                                               --                --            10,685                --            10,859
1.65%                                               --                --            77,468                --                82
1.70%                                               --                --            74,010                --             7,837
1.75%                                               --                --               117                --                82
1.80%                                               --                --               117                --                82
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $70,257,234       $55,683,183      $241,228,781       $57,824,305      $ 58,188,777
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                 OPPEN MAIN
                                                                              OPPEN GLOBAL          ST SM
                                             NB AMT             OPPEN         STRATEGIC INC        MID CAP            PIMCO
                                              INTL,        GLOBAL SEC VA,          VA,               VA,         VIT ALL ASSET,
SUBACCOUNT                                    CL S              SERV               SRV              SERV           ADVISOR CL
                                        ----------------------------------------------------------------------------------------
0.55%                                      $   124,853       $   597,588      $  4,927,083       $   554,127      $    992,875
0.75%                                        6,782,592        36,159,591       321,743,503        22,611,921        88,858,840
0.85%                                        3,549,198         8,950,403        80,579,246         7,307,295        27,465,250
0.95%                                        3,688,077        22,600,276       225,306,626        13,587,811        63,124,941
1.00%                                          503,370         6,562,254        40,751,963         4,722,343        10,229,258
1.05%                                        1,661,384         4,924,423        63,366,796         4,342,561        18,908,635
1.10%                                        1,139,312         2,868,426        30,443,840         3,307,767        10,742,876
1.20%                                          223,732         3,652,158        28,596,747         2,240,703        10,375,480
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                           79,589           865,169         5,228,221           365,124         2,687,130
1.30%                                          470,020         1,576,563        26,590,169         1,590,606         7,820,461
1.35%                                               --           242,462                --            95,317           513,681
1.40%                                               --            49,258                --             1,069            60,359
1.45%                                           83,378           638,364         9,373,976           309,803         3,643,690
1.55%                                               --           212,928                --            33,683           168,951
1.60%                                               --               102                --             2,833            22,768
1.65%                                               --            33,042                --                83           168,478
1.70%                                               --             1,317                --             1,398           144,726
1.75%                                               --               102                --                82                79
1.80%                                               --            10,275                --                82                79
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $18,305,505       $89,944,701      $836,908,170       $61,074,608      $245,928,557
--------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

                                                PUT VT
                                              GLOBAL HLTH         PUT VT            PUT VT              VP                VP
                                                 CARE,           INTL EQ,       MULTI-CAP GRO,         AGGR,             AGGR,
SUBACCOUNT                                       CL IB             CL IB             CL IB             CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
0.55%                                        $     57,517     $       26,921      $   131,472      $  1,368,699     $   20,478,619
0.75%                                          10,220,664         12,052,206       15,080,628        62,169,111        279,758,488
0.85%                                                  --                 --               --       268,865,810        728,039,189
0.95%                                           5,533,478          7,811,912        9,853,333       164,901,280        118,113,751
1.00%                                           1,698,385          1,395,408          474,090         5,720,542         29,691,262
1.05%                                                  --                 --               --         9,972,227        209,550,711
1.10%                                                  --                 --               --        29,399,323        153,787,679
1.20%                                             569,445            801,950          144,449        94,588,690          7,927,304
1.25%                                                  --                 --               --                --                 --
1.25%                                                  --                 --               --                --                 --
1.25%                                                  --                 --               --                --                 --
1.25%                                                  --                 --               --                --                 --
1.25%                                                  --                 --               --                --                 --
1.25%                                                  --                 --               --         1,472,835          4,976,288
1.30%                                                  --                 --               --         8,478,252         42,508,128
1.35%                                                  --                 --               --         1,137,150                 --
1.40%                                                  --                 --               --         2,119,540                 --
1.45%                                                  --                 --               --         5,351,781          1,729,752
1.55%                                                  --                 --               --         1,370,622                 --
1.60%                                                  --                 --               --           346,906                 --
1.65%                                                  --                 --               --         2,344,061                 --
1.70%                                                  --                 --               --           196,812                 --
1.75%                                                  --                 --               --                11                 --
1.80%                                                  --                 --               --             9,631                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 18,079,489     $   22,088,397      $25,683,972      $659,813,283     $1,596,561,171
-----------------------------------------------------------------------------------------------------------------------------------

                                                  VP                VP             VP DAVIS            VP GS              VP
                                               CONSERV,          CONSERV,         NY VENTURE,      MID CAP VAL,          MOD,
SUBACCOUNT                                       CL 2              CL 4              CL 3              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  1,552,327     $    4,491,824      $   253,377      $    167,598     $    4,587,049
0.75%                                          87,627,184        227,799,133       17,061,778         5,548,143        347,643,807
0.85%                                         133,457,443        553,716,186       10,973,752         1,780,377      1,494,025,373
0.95%                                         162,737,752        147,082,977        8,813,611         3,115,280      1,126,234,896
1.00%                                           9,238,770         20,967,901        1,263,334           494,664         30,343,392
1.05%                                          20,501,980        297,019,661        4,258,594           909,992         94,580,121
1.10%                                          27,027,540        184,405,962        1,993,569           351,417        171,507,528
1.20%                                         113,131,845         20,970,309          681,509           352,689        869,308,928
1.25%                                                  --                 --               --                --                 --
1.25%                                                  --                 --               --                --                 --
1.25%                                                  --                 --               --                --                 --
1.25%                                                  --                 --               --                --                 --
1.25%                                                  --                 --               --                --                 --
1.25%                                           3,925,069         20,828,288          205,584            79,723         16,000,651
1.30%                                          25,003,222        104,324,261        1,201,313           193,966         97,131,651
1.35%                                          12,270,445                 --               --                --         30,767,124
1.40%                                           4,717,200                 --               --                --         24,204,332
1.45%                                          12,831,621         34,455,974          261,269            19,218         63,219,062
1.55%                                           8,005,704                 --               --                --         14,329,467
1.60%                                           1,856,543                 --               --                --          8,623,686
1.65%                                           5,058,167                 --               --                --         25,623,100
1.70%                                           4,688,915                 --               --                --          5,294,709
1.75%                                             163,256                 --               --                --                 11
1.80%                                             523,991                 --               --                --            467,657
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $634,318,974     $1,616,062,476      $46,967,690      $ 13,013,067     $4,423,892,544
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  77

                                                  VP              VP MOD            VP MOD            VP MOD            VP MOD
                                                 MOD,              AGGR,             AGGR,           CONSERV,          CONSERV,
SUBACCOUNT                                       CL 4              CL 2              CL 4              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
0.55%                                       $    23,480,206   $    1,932,806    $   28,785,021    $    1,598,814    $    9,910,927
0.75%                                         1,580,167,254      197,318,902     1,089,609,085       161,928,290       476,413,409
0.85%                                         4,211,429,034    1,092,031,167     2,842,077,105       335,620,425     1,161,196,081
0.95%                                           912,729,979      637,126,007       491,194,394       362,147,891       349,441,434
1.00%                                           179,374,450       15,354,694       100,761,384        16,877,355        57,070,065
1.05%                                         1,739,778,201       56,125,889       922,668,793        41,892,528       541,485,740
1.10%                                         1,244,964,595      120,067,925       600,122,491        52,221,485       405,739,682
1.20%                                            83,262,722      411,145,216        30,867,342       252,942,599        36,442,618
1.25%                                                    --               --                --                --                --
1.25%                                                    --               --                --                --                --
1.25%                                                    --               --                --                --                --
1.25%                                                    --               --                --                --                --
1.25%                                                    --               --                --                --                --
1.25%                                            49,076,605        8,129,587        23,835,106         6,719,739        26,436,437
1.30%                                           505,052,140       45,823,280       171,539,516        43,823,796       224,934,841
1.35%                                                    --       10,233,276                --        15,736,885                --
1.40%                                                    --       12,955,397                --        10,570,932                --
1.45%                                            40,548,995       31,882,013        11,566,259        22,688,932        41,209,339
1.55%                                                    --        3,286,625                --        10,174,077                --
1.60%                                                    --        1,997,358                --         3,437,752                --
1.65%                                                    --        8,329,322                --         6,133,703                --
1.70%                                                    --          330,130                --         3,186,952                --
1.75%                                                    --           37,956                --                11                --
1.80%                                                    --          194,181                --           800,578                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                       $10,569,864,181   $2,654,301,731    $6,313,026,496    $1,348,502,744    $3,330,280,573
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      WF ADV
                                               VP PTNRS                                              VT INDEX          WF ADV VT
                                              SM CAP VAL,         WANGER            WANGER         ASSET ALLOC,        INTL EQ,
SUBACCOUNT                                       CL 3              INTL               USA              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                       $     1,072,088   $    2,251,108    $    1,797,107    $        2,424    $      384,195
0.75%                                            76,716,823      147,398,680       165,379,678        16,169,116        20,473,781
0.85%                                            10,829,676       29,040,711        23,787,569                --         6,876,714
0.95%                                            40,721,315       88,946,734       104,669,135        11,390,847        14,454,739
1.00%                                             8,332,941       18,270,177        21,628,245         2,094,589         3,019,094
1.05%                                             5,256,599       15,402,631        11,791,485                --         2,977,742
1.10%                                             2,593,231        8,013,424         6,496,730                --         1,705,673
1.20%                                             3,852,492        8,688,735         9,237,367           797,387         1,654,158
1.25%                                                    --               --                --                --                --
1.25%                                                    --               --                --                --                --
1.25%                                                    --               --                --                --                --
1.25%                                                    --               --                --                --                --
1.25%                                                    --               --                --                --                --
1.25%                                               358,256          927,921         1,011,927                --           189,402
1.30%                                             1,202,774        7,158,370         3,199,381                --         1,214,305
1.35%                                                    --               --                --                --                --
1.40%                                                    --               --                --                --                --
1.45%                                               411,627          859,302           685,858                --           231,484
1.55%                                                    --               --                --                --                --
1.60%                                                    --               --                --                --                --
1.65%                                                    --               --                --                --                --
1.70%                                                    --               --                --                --                --
1.75%                                                    --               --                --                --                --
1.80%                                                    --               --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                       $   151,347,822   $  323,957,793    $  349,684,482    $   30,454,363    $   53,181,287
-----------------------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

                                                                                            WF ADV
                                                                          WF ADV             VT SM
                                                                          VT OPP,          CAP GRO,
SUBACCOUNT                                                                 CL 2              CL 2
                                                                     ----------------------------------
0.55%                                                                   $   218,127       $   228,945
0.75%                                                                    31,550,623        28,729,394
0.85%                                                                     6,666,882         9,649,788
0.95%                                                                    19,660,867        17,736,945
1.00%                                                                     3,818,159         3,288,293
1.05%                                                                     4,759,256         5,793,727
1.10%                                                                     3,172,726         2,488,256
1.20%                                                                     2,294,074         1,716,752
1.25%                                                                            --                --
1.25%                                                                            --                --
1.25%                                                                            --                --
1.25%                                                                            --                --
1.25%                                                                            --                --
1.25%                                                                       336,289           413,875
1.30%                                                                     1,510,162         1,328,604
1.35%                                                                        14,055            67,789
1.40%                                                                        27,908            12,920
1.45%                                                                       676,846           453,403
1.55%                                                                        53,720            18,157
1.60%                                                                         9,652             5,391
1.65%                                                                        30,306             8,078
1.70%                                                                        72,692            56,609
1.75%                                                                            81                83
1.80%                                                                         6,496             1,093
-------------------------------------------------------------------------------------------------------
Total                                                                   $74,878,921       $71,998,102
-------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  79

9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2011 of units, net assets and investment income ratios. The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -------------------------------------------------------
                      ------------------------------------------------                   EXPENSE RATIO
                         UNITS    ACCUMULATION UNIT VALUE   NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)       LOWEST TO HIGHEST        (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------
AB VPS GLOBAL THEMATIC GRO, CL B
2011                      10,598      $0.97  to  $0.94         $10,183       0.37%     0.55%   to  1.45% (23.83%)   to  (24.51%)
2010                      14,008      $1.28  to  $1.24         $17,720       2.09%     0.55%   to  1.45%  17.93%    to   16.88%
2009                      16,689      $1.08  to  $1.06         $17,972          --     0.55%   to  1.45%  52.30%    to   50.94%
2008                      10,970      $0.71  to  $0.70          $7,758          --     0.55%   to  1.45% (47.75%)   to  (48.22%)
2007                      10,650      $1.36  to  $1.36         $14,458          --     0.55%   to  1.45%  19.23%    to   18.16%
------------------------------------------------------------------------------------------------------------------------------
AB VPS GRO & INC, CL B
2011                      96,883      $1.14  to  $0.97        $107,039       1.10%     0.55%   to  1.45%   5.49%    to    4.55%
2010                     110,775      $1.08  to  $0.93        $116,597          --     0.55%   to  1.45%  12.18%    to   11.18%
2009                     135,762      $0.97  to  $0.84        $127,984       3.51%     0.55%   to  1.45%  19.69%    to   18.62%
2008                     166,185      $0.81  to  $0.71        $131,669       1.86%     0.55%   to  1.45% (41.02%)   to  (41.55%)
2007                     229,216      $1.37  to  $1.21        $309,274       1.21%     0.55%   to  1.45%   4.28%    to    3.34%
------------------------------------------------------------------------------------------------------------------------------
AB VPS INTL VAL, CL B
2011                     203,415      $1.38  to  $0.64        $236,221       3.69%     0.55%   to  1.45% (19.88%)   to  (20.60%)
2010                     253,176      $1.72  to  $0.81        $369,702       2.33%     0.55%   to  1.45%   3.73%    to    2.80%
2009                     524,100      $1.66  to  $0.79        $647,669       0.86%     0.55%   to  1.45%  33.62%    to   32.42%
2008                     949,299      $1.24  to  $0.59        $803,095       0.88%     0.55%   to  1.45% (53.54%)   to  (53.96%)
2007                     690,850      $2.68  to  $1.29      $1,443,988       0.99%     0.55%   to  1.45%   5.00%    to    4.05%
------------------------------------------------------------------------------------------------------------------------------
AC VP INTL, CL II
2011                      33,915      $1.22  to  $1.32         $40,922       1.28%     0.55%   to  1.20% (12.67%)   to  (13.23%)
2010                      40,729      $1.39  to  $1.52         $56,423       2.22%     0.55%   to  1.20%  12.52%    to   11.79%
2009                      48,291      $1.24  to  $1.36         $59,610       2.03%     0.55%   to  1.20%  32.90%    to   32.04%
2008                      60,221      $0.93  to  $1.03         $56,142       0.69%     0.55%   to  1.20% (45.20%)   to  (45.56%)
2007                      77,918      $1.70  to  $1.90        $132,920       0.54%     0.55%   to  1.20%  17.27%    to   16.51%
------------------------------------------------------------------------------------------------------------------------------
AC VP MID CAP VAL, CL II
2011                      35,063      $1.02  to  $1.21         $38,863       1.19%     0.55%   to  1.45%  (1.39%)   to   (2.27%)
2010                      39,383      $1.04  to  $1.24         $44,145       1.31%     0.55%   to  1.45%  18.33%    to   17.26%
2009                     204,863      $0.88  to  $1.06        $203,460       3.96%     0.55%   to  1.45%  29.09%    to   27.93%
2008                     242,955      $0.68  to  $0.83        $187,536       0.08%     0.55%   to  1.45% (24.92%)   to  (25.60%)
2007                     258,311      $0.90  to  $1.11        $266,954       1.22%     0.55%   to  1.45% (10.10%)(4)to   (3.84%)
------------------------------------------------------------------------------------------------------------------------------
AC VP ULTRA, CL II
2011                      24,050      $1.07  to  $1.07         $25,618          --     0.55%   to  1.45%   0.31%    to   (0.59%)
2010                      26,550      $1.07  to  $1.08         $28,287       0.36%     0.55%   to  1.45%  15.19%    to   14.15%
2009                      28,448      $0.93  to  $0.94         $26,370       0.17%     0.55%   to  1.45%  33.78%    to   32.59%
2008                      31,148      $0.69  to  $0.71         $21,629          --     0.55%   to  1.45% (41.97%)   to  (42.49%)
2007                      30,854      $1.20  to  $1.24         $36,976          --     0.55%   to  1.45%  20.18%    to   19.09%
------------------------------------------------------------------------------------------------------------------------------
AC VP VAL, CL II
2011                     140,723      $1.48  to  $1.15        $188,948       1.89%     0.55%   to  1.80%   0.31%    to   (0.93%)
2010                     152,379      $1.47  to  $1.16        $206,514       2.04%     0.55%   to  1.80%  12.42%    to   15.14%(6)
2009                     169,378      $1.31  to  $0.92        $206,109       5.47%     0.55%   to  1.45%  19.07%    to   18.00%
2008                     188,664      $1.10  to  $0.78        $195,491       2.48%     0.55%   to  1.45% (27.20%)   to  (27.86%)
2007                     262,020      $1.51  to  $1.08        $377,643       1.42%     0.55%   to  1.45%  (5.83%)   to   (6.68%)
------------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BAL
2011                      21,309      $1.14  to  $1.21         $23,915       1.24%     0.55%   to  1.20%   3.99%    to    3.32%
2010                      24,838      $1.10  to  $1.17         $26,851       1.37%     0.55%   to  1.20%  11.48%    to   10.76%
2009                      28,366      $0.99  to  $1.06         $27,572       2.08%     0.55%   to  1.20%  24.60%    to   23.80%
2008                      33,641      $0.79  to  $0.86         $26,299       2.23%     0.55%   to  1.20% (31.70%)   to  (32.14%)
2007                      43,038      $1.16  to  $1.26         $49,435       2.28%     0.55%   to  1.20%   2.19%    to    1.53%
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -------------------------------------------------------
                      ------------------------------------------------                   EXPENSE RATIO
                         UNITS    ACCUMULATION UNIT VALUE   NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)       LOWEST TO HIGHEST        (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------
COL VP BAL, CL 3
2011                     156,899      $1.24  to  $1.14        $211,288          --     0.55%   to  1.80%   1.83%    to    0.57%
2010                     182,004      $1.22  to  $1.14        $241,934          --     0.55%   to  1.80%  11.91%    to   13.84%(6)
2009                     221,592      $1.09  to  $0.95        $264,041          --     0.55%   to  1.45%  23.55%    to   22.44%
2008                     189,680      $0.88  to  $0.78        $194,345       0.26%     0.55%   to  1.45% (30.30%)   to  (30.92%)
2007                     271,898      $1.26  to  $1.13        $399,988       2.84%     0.55%   to  1.45%   1.18%    to    0.27%
------------------------------------------------------------------------------------------------------------------------------
COL VP CASH MGMT, CL 3
2011                     335,563      $1.23  to  $1.02        $387,974       0.01%     0.55%   to  1.45%  (0.53%)   to   (1.42%)
2010                     361,513      $1.23  to  $1.03        $417,463       0.01%     0.55%   to  1.45%  (0.55%)   to   (1.42%)
2009                     554,428      $1.24  to  $1.04        $644,738       0.07%     0.55%   to  1.45%  (0.41%)   to   (1.28%)
2008                   1,121,065      $1.25  to  $1.06      $1,315,148       2.24%     0.55%   to  1.45%   1.71%    to    0.81%
2007                     868,750      $1.22  to  $1.05      $1,009,165       4.72%     0.55%   to  1.45%   4.25%    to    3.32%
------------------------------------------------------------------------------------------------------------------------------
COL VP DIV BOND, CL 3
2011                     642,765      $1.73  to  $1.27      $1,017,799       4.49%     0.55%   to  1.45%   6.10%    to    5.14%
2010                     773,783      $1.63  to  $1.21      $1,161,761       2.87%     0.55%   to  1.45%   7.73%    to    6.76%
2009                   3,271,423      $1.51  to  $1.13      $4,158,300       4.22%     0.55%   to  1.45%  13.79%    to   12.78%
2008                   2,911,692      $1.33  to  $1.00      $3,295,541       0.39%     0.55%   to  1.45%  (6.83%)   to   (7.66%)
2007                   2,530,299      $1.43  to  $1.09      $3,134,332       4.75%     0.55%   to  1.45%   4.62%    to    3.68%
------------------------------------------------------------------------------------------------------------------------------
COL VP DIV EQ INC, CL 3
2011                     533,665      $1.62  to  $0.95        $770,563          --     0.55%   to  1.45%  (5.53%)   to   (6.38%)
2010                     652,140      $1.71  to  $1.02      $1,003,948          --     0.55%   to  1.45%  16.19%    to   15.15%
2009                   2,438,726      $1.47  to  $0.88      $2,726,250          --     0.55%   to  1.45%  26.76%    to   25.62%
2008                   2,062,785      $1.16  to  $0.70      $1,884,808       0.08%     0.55%   to  1.45% (40.79%)   to  (41.32%)
2007                   1,615,554      $1.96  to  $1.20      $2,710,345       1.57%     0.55%   to  1.45%   7.43%    to    6.46%
------------------------------------------------------------------------------------------------------------------------------
COL VP DYN EQ, CL 3
2011                     398,158      $0.86  to  $0.98        $384,119          --     0.55%   to  1.45%   4.65%    to    3.71%
2010                     471,053      $0.82  to  $0.94        $436,202          --     0.55%   to  1.45%  16.69%    to   15.64%
2009                     566,618      $0.70  to  $0.81        $452,227          --     0.55%   to  1.45%  23.47%    to   22.36%
2008                     685,481      $0.57  to  $0.67        $447,981       0.24%     0.55%   to  1.45% (42.48%)   to  (43.00%)
2007                     908,741      $0.99  to  $1.17      $1,044,144       1.30%     0.55%   to  1.45%   2.37%    to    1.44%
------------------------------------------------------------------------------------------------------------------------------
COL VP EMER MKTS OPP, CL 3
2011                     148,254      $2.16  to  $1.31        $272,219       1.14%     0.55%   to  1.45% (21.45%)   to  (22.16%)
2010                     179,452      $2.75  to  $1.69        $422,000       1.50%     0.55%   to  1.45%  19.10%    to   18.03%
2009                     361,472      $2.31  to  $1.43        $657,161       0.37%     0.55%   to  1.45%  73.13%    to   71.58%
2008                     506,028      $1.33  to  $0.83        $518,628       0.68%     0.55%   to  1.45% (53.96%)   to  (54.37%)
2007                     289,591      $2.90  to  $1.82        $695,489       0.59%     0.55%   to  1.45%  37.35%    to   36.11%
------------------------------------------------------------------------------------------------------------------------------
COL VP GLOBAL BOND, CL 3
2011                     208,801      $1.90  to  $1.30        $357,712       2.85%     0.55%   to  1.45%   4.21%    to    3.28%
2010                     247,731      $1.82  to  $1.26        $410,469       3.34%     0.55%   to  1.45%   6.00%    to    5.05%
2009                   1,026,842      $1.72  to  $1.20      $1,428,993       1.82%     0.55%   to  1.45%  10.77%    to    9.78%
2008                     950,255      $1.55  to  $1.09      $1,219,672       6.92%     0.55%   to  1.45%  (0.98%)   to   (1.87%)
2007                     852,722      $1.56  to  $1.11      $1,133,348       3.68%     0.55%   to  1.45%   7.05%    to    6.09%
------------------------------------------------------------------------------------------------------------------------------
COL VP GLOBAL INFLATION PROT SEC, CL 3
2011                     202,745      $1.36  to  $1.27        $268,441       7.27%     0.55%   to  1.45%   9.43%    to    8.45%
2010                     230,072      $1.24  to  $1.17        $279,401       0.79%     0.55%   to  1.45%   3.56%    to    2.63%
2009                   1,530,203      $1.20  to  $1.14      $1,785,469       8.68%     0.55%   to  1.45%   6.25%    to    5.30%
2008                     658,300      $1.13  to  $1.08        $727,423       2.47%     0.55%   to  1.45%  (0.41%)   to   (1.30%)
2007                     543,695      $1.13  to  $1.10        $605,794       2.38%     0.55%   to  1.45%   7.34%    to    6.37%
------------------------------------------------------------------------------------------------------------------------------
COL VP HI YIELD BOND, CL 3
2011                     242,259      $1.91  to  $1.41        $439,609       8.25%     0.55%   to  1.45%   5.10%    to    4.15%
2010                     288,799      $1.82  to  $1.35        $501,482       9.04%     0.55%   to  1.45%  13.34%    to   12.32%
2009                     348,000      $1.61  to  $1.21        $537,691      10.21%     0.55%   to  1.45%  53.01%    to   51.64%
2008                     373,277      $1.05  to  $0.80        $382,399       0.32%     0.55%   to  1.45% (25.58%)   to  (26.25%)
2007                     550,625      $1.41  to  $1.08        $763,179       7.40%     0.55%   to  1.45%   1.29%    to    0.38%
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  81

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -------------------------------------------------------
                      ------------------------------------------------                   EXPENSE RATIO
                         UNITS    ACCUMULATION UNIT VALUE   NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)       LOWEST TO HIGHEST        (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------
COL VP INC OPP, CL 3
2011                     131,375      $1.59  to  $1.41        $200,839       9.24%     0.55%   to  1.45%   5.68%    to    4.73%
2010                     148,512      $1.51  to  $1.35        $215,637       3.28%     0.55%   to  1.45%  12.43%    to   11.42%
2009                   1,240,488      $1.34  to  $1.21      $1,564,362       4.60%     0.55%   to  1.45%  41.61%    to   40.35%
2008                     643,014      $0.95  to  $0.86        $575,938       0.18%     0.55%   to  1.45% (19.25%)   to  (19.98%)
2007                     516,836      $1.17  to  $1.08        $577,421       6.88%     0.55%   to  1.45%   2.08%    to    1.16%
------------------------------------------------------------------------------------------------------------------------------
COL VP INTL OPP, CL 3
2011                     101,842      $0.95  to  $0.93        $106,021       1.34%     0.55%   to  1.45% (12.90%)   to  (13.68%)
2010                     124,228      $1.09  to  $1.08        $149,105       1.44%     0.55%   to  1.45%  13.27%    to   12.25%
2009                     153,423      $0.96  to  $0.96        $163,378       1.56%     0.55%   to  1.45%  26.84%    to   25.70%
2008                     184,146      $0.76  to  $0.77        $156,585       2.35%     0.55%   to  1.45% (40.76%)   to  (41.29%)
2007                     255,424      $1.28  to  $1.30        $370,715       0.99%     0.55%   to  1.45%  12.06%    to   11.05%
------------------------------------------------------------------------------------------------------------------------------
COL VP LG CAP GRO, CL 3
2011                     183,234      $0.64  to  $0.94        $120,479          --     0.55%   to  1.45%  (3.76%)   to   (4.62%)
2010                     218,835      $0.66  to  $0.98        $150,066          --     0.55%   to  1.45%  16.52%    to   15.47%
2009                     263,512      $0.57  to  $0.85        $155,168          --     0.55%   to  1.45%  36.24%    to   35.02%
2008                     326,510      $0.42  to  $0.63        $141,102       0.30%     0.55%   to  1.45% (44.65%)   to  (45.15%)
2007                     516,489      $0.75  to  $1.15        $404,027       1.01%     0.55%   to  1.45%   2.50%    to    1.58%
------------------------------------------------------------------------------------------------------------------------------
COL VP MARSICO GRO, CL 1
2011                     174,067      $1.06  to  $1.08        $185,686       0.29%     0.55%   to  1.45%  (3.17%)   to   (4.04%)
2010                     211,659      $1.10  to  $1.13        $233,638       0.16%     0.55%   to  1.45%  20.88%    to   19.80%
2009                   1,831,327      $0.91  to  $0.94      $1,713,730       0.88%     0.55%   to  1.45%  25.97%    to   24.84%
2008                   1,298,131      $0.72  to  $0.75        $963,953       0.35%     0.55%   to  1.45% (39.78%)   to  (40.32%)
2007                     766,013      $1.20  to  $1.26        $944,664       0.07%     0.55%   to  1.45%  16.83%    to   15.78%
------------------------------------------------------------------------------------------------------------------------------
COL VP MARSICO INTL OPP, CL 2
2011                      56,807      $0.84  to  $1.00         $49,131       0.80%     0.55%   to  1.80% (16.64%)   to  (17.68%)
2010                      70,989      $1.01  to  $1.22         $73,764       0.67%     0.55%   to  1.80%  13.11%    to   21.28%(6)
2009                      85,819      $0.89  to  $0.98         $78,882       1.87%     0.55%   to  1.45%  37.19%    to   35.96%
2008                     103,623      $0.65  to  $0.72         $69,405       1.37%     0.55%   to  1.45% (48.77%)   to  (49.23%)
2007                      80,923      $1.27  to  $1.42        $105,483       0.17%     0.55%   to  1.45%  19.02%    to   17.94%
------------------------------------------------------------------------------------------------------------------------------
COL VP MID CAP GRO OPP, CL 3
2011                      83,645      $1.34  to  $1.07         $98,158          --     0.55%   to  1.45% (15.54%)   to  (16.29%)
2010                     100,048      $1.58  to  $1.28        $140,165          --     0.55%   to  1.45%  25.59%    to   24.46%
2009                     114,747      $1.26  to  $1.03        $128,719          --     0.55%   to  1.45%  62.51%    to   61.06%
2008                     114,373      $0.78  to  $0.64         $78,655       0.02%     0.55%   to  1.45% (45.15%)   to  (45.64%)
2007                     151,418      $1.41  to  $1.18        $190,564       0.06%     0.55%   to  1.45%  13.11%    to   12.09%
------------------------------------------------------------------------------------------------------------------------------
COL VP MID CAP VAL OPP, CL 3
2011                      74,820      $1.28  to  $0.97         $85,948          --     0.55%   to  1.45%  (8.99%)   to   (9.81%)
2010                      94,586      $1.40  to  $1.08        $120,176          --     0.55%   to  1.45%  21.84%    to   20.75%
2009                     218,176      $1.15  to  $0.89        $220,336          --     0.55%   to  1.45%  40.17%    to   38.91%
2008                     315,808      $0.82  to  $0.64        $227,282          --     0.55%   to  1.45% (45.41%)   to  (45.90%)
2007                     243,624      $1.50  to  $1.19        $329,464       0.74%     0.55%   to  1.45%   9.75%    to    8.76%
------------------------------------------------------------------------------------------------------------------------------
COL VP S&P 500, CL 3
2011                     134,954      $0.95  to  $1.17        $129,622          --     0.55%   to  1.80%   1.07%    to   (0.18%)
2010                     156,454      $0.94  to  $1.17        $148,693          --     0.55%   to  1.80%  14.08%    to   17.32%(6)
2009                     181,918      $0.83  to  $0.91        $151,756          --     0.55%   to  1.45%  25.31%    to   24.18%
2008                     200,311      $0.66  to  $0.73        $133,680       0.08%     0.55%   to  1.45% (37.44%)   to  (38.00%)
2007                     248,360      $1.05  to  $1.18        $265,351       1.62%     0.55%   to  1.45%   4.44%    to    3.50%
------------------------------------------------------------------------------------------------------------------------------
COL VP SELECT LG CAP VAL, CL 3
2011                      21,869      $1.18  to  $0.97         $24,666          --     0.55%   to  1.45%  (2.23%)   to   (3.11%)
2010                      21,862      $1.21  to  $1.00         $25,347          --     0.55%   to  1.45%  19.86%    to   18.78%
2009                      13,447      $1.01  to  $0.84         $13,058          --     0.55%   to  1.45%  25.43%    to   24.31%
2008                      11,454      $0.81  to  $0.68          $8,932       0.08%     0.55%   to  1.45% (39.79%)   to  (40.33%)
2007                      15,712      $1.34  to  $1.14         $20,661       1.37%     0.55%   to  1.45%  (1.01%)   to   (1.90%)
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -------------------------------------------------------
                      ------------------------------------------------                   EXPENSE RATIO
                         UNITS    ACCUMULATION UNIT VALUE   NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)       LOWEST TO HIGHEST        (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------
COL VP SELECT SM CAP VAL, CL 3
2011                      33,501      $1.66  to  $0.97         $50,871          --     0.55%   to  1.45%  (9.01%)   to   (9.83%)
2010                      39,284      $1.82  to  $1.08         $66,465          --     0.55%   to  1.45%  26.10%    to   24.97%
2009                      43,222      $1.44  to  $0.86         $59,043          --     0.55%   to  1.45%  39.05%    to   37.81%
2008                      51,553      $1.04  to  $0.63         $51,441          --     0.55%   to  1.45% (38.93%)   to  (39.48%)
2007                      74,285      $1.70  to  $1.03        $122,452       0.16%     0.55%   to  1.45%  (4.71%)   to   (5.57%)
------------------------------------------------------------------------------------------------------------------------------
COL VP SHORT DURATION, CL 3
2011                     204,130      $1.41  to  $1.08        $261,927       0.90%     0.55%   to  1.45%   0.83%    to   (0.08%)
2010                     251,534      $1.39  to  $1.08        $321,296       1.01%     0.55%   to  1.45%   2.44%    to    1.52%
2009                     275,349      $1.36  to  $1.07        $345,899       3.12%     0.55%   to  1.45%   4.95%    to    4.01%
2008                     306,948      $1.30  to  $1.02        $371,939       0.13%     0.55%   to  1.45%  (3.17%)   to   (4.04%)
2007                     272,626      $1.34  to  $1.07        $346,116       4.18%     0.55%   to  1.45%   4.74%    to    3.80%
------------------------------------------------------------------------------------------------------------------------------
CS COMMODITY RETURN
2011                      99,283      $0.90  to  $0.89         $88,474       2.48%     0.55%   to  1.45% (13.13%)   to  (13.91%)
2010                      98,350      $1.03  to  $1.04        $101,183       6.87%     0.55%   to  1.45%  16.02%    to   14.98%
2009                     100,553      $0.89  to  $0.90         $89,247      12.32%     0.55%   to  1.45%  18.82%    to   17.75%
2008                      78,360      $0.75  to  $0.77         $58,691       1.33%     0.55%   to  1.45% (34.09%)   to  (34.69%)
2007                      45,930      $1.13  to  $1.17         $52,380       4.11%     0.55%   to  1.45%  16.68%    to   15.63%
------------------------------------------------------------------------------------------------------------------------------
EV VT FLOATING-RATE INC
2011                     214,407      $1.20  to  $1.14        $252,208       4.23%     0.55%   to  1.45%   1.99%    to    1.07%
2010                     214,175      $1.18  to  $1.13        $247,939       4.04%     0.55%   to  1.45%   8.52%    to    7.55%
2009                     828,278      $1.08  to  $1.05        $884,459       4.79%     0.55%   to  1.45%  43.52%    to   42.23%
2008                     581,542      $0.76  to  $0.74        $434,439       5.74%     0.55%   to  1.45% (27.54%)   to  (28.19%)
2007                     469,434      $1.04  to  $1.03        $485,908       6.25%     0.55%   to  1.45%   1.08%    to    0.16%
------------------------------------------------------------------------------------------------------------------------------
FID VIP CONTRAFUND, SERV CL 2
2011                     414,278      $1.04  to  $1.15        $431,773       0.75%     0.55%   to  1.80%  (3.32%)   to   (4.51%)
2010                     474,193      $1.08  to  $1.20        $512,183       0.82%     0.55%   to  1.80%  16.29%    to   19.27%(6)
2009                     841,696      $0.93  to  $0.95        $791,182       0.94%     0.55%   to  1.45%  34.73%    to   33.52%
2008                   1,455,857      $0.69  to  $0.71      $1,023,890       0.96%     0.55%   to  1.45% (43.01%)   to  (43.52%)
2007                   1,018,249      $1.21  to  $1.27      $1,258,736       0.89%     0.55%   to  1.45%  16.66%    to   15.61%
------------------------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL 2
2011                     115,744      $1.19  to  $1.16        $134,697       1.47%     0.55%   to  1.20%   0.81%    to    0.15%
2010                     139,138      $1.18  to  $1.16        $160,712       0.45%     0.55%   to  1.20%  13.92%    to   13.18%
2009                     168,181      $1.04  to  $1.02        $171,003       0.83%     0.55%   to  1.20%  26.32%    to   25.50%
2008                     209,939      $0.82  to  $0.81        $169,597       0.85%     0.55%   to  1.20% (42.22%)   to  (42.59%)
2007                     278,465      $1.42  to  $1.42        $390,431       1.39%     0.55%   to  1.20%  11.24%    to   10.52%
------------------------------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL 2
2011                     279,201      $2.26  to  $1.08        $527,033       0.02%     0.55%   to  1.80% (11.34%)   to  (12.44%)
2010                     328,665      $2.55  to  $1.24        $708,606       0.09%     0.55%   to  1.80%  27.86%    to   23.03%(6)
2009                     705,682      $1.99  to  $1.01      $1,036,331       0.43%     0.55%   to  1.45%  38.98%    to   37.74%
2008                     913,300      $1.43  to  $0.74        $965,638       0.25%     0.55%   to  1.45% (39.94%)   to  (40.48%)
2007                     738,939      $2.39  to  $1.24      $1,459,930       0.49%     0.55%   to  1.45%  14.70%    to   13.67%
------------------------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL 2
2011                      73,793      $1.25  to  $0.83         $84,069       1.07%     0.55%   to  1.45% (17.79%)   to  (18.53%)
2010                      87,539      $1.52  to  $1.02        $122,216       1.12%     0.55%   to  1.45%  12.21%    to   11.21%
2009                     103,180      $1.35  to  $0.92        $129,326       1.88%     0.55%   to  1.45%  25.53%    to   24.40%
2008                     123,289      $1.08  to  $0.74        $125,026       2.18%     0.55%   to  1.45% (44.27%)   to  (44.77%)
2007                     146,997      $1.93  to  $1.34        $272,379       2.91%     0.55%   to  1.45%  16.41%    to   15.36%
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK GLOBAL REAL EST, CL 2
2011                      92,121      $1.97  to  $0.69        $141,422       7.84%     0.55%   to  1.45%  (6.17%)   to   (7.01%)
2010                     103,135      $2.10  to  $0.74        $172,609       2.86%     0.55%   to  1.45%  20.31%    to   19.23%
2009                     119,954      $1.75  to  $0.62        $170,847      12.90%     0.55%   to  1.45%  18.43%    to   17.37%
2008                     143,021      $1.48  to  $0.53        $177,416       1.02%     0.55%   to  1.45% (42.71%)   to  (43.22%)
2007                     204,660      $2.58  to  $0.94        $456,336       2.45%     0.55%   to  1.45% (21.30%)   to  (22.01%)
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  83

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -------------------------------------------------------
                      ------------------------------------------------                   EXPENSE RATIO
                         UNITS    ACCUMULATION UNIT VALUE   NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)       LOWEST TO HIGHEST        (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM CAP VAL, CL 2
2011                      78,144      $2.52  to  $1.23        $153,562       0.71%     0.55%   to  1.80%  (4.29%)   to   (5.47%)
2010                      91,828      $2.64  to  $1.30        $193,362       0.75%     0.55%   to  1.80%  27.52%    to   29.36%(6)
2009                     108,899      $2.07  to  $0.88        $183,264       1.66%     0.55%   to  1.45%  28.45%    to   27.30%
2008                     128,040      $1.61  to  $0.69        $173,195       1.15%     0.55%   to  1.45% (33.38%)   to  (33.98%)
2007                     157,429      $2.42  to  $1.05        $329,244       0.65%     0.55%   to  1.45%  (2.92%)   to   (3.79%)
------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2011                     119,594      $1.34  to  $1.08        $143,696       2.30%     0.55%   to  1.80%  (1.58%)   to   (2.81%)
2010                     141,032      $1.36  to  $1.12        $174,040       1.55%     0.55%   to  1.80%  10.58%    to   11.29%(6)
2009                     158,713      $1.23  to  $0.90        $178,999       1.91%     0.55%   to  1.45%  25.36%    to   24.23%
2008                     186,091      $0.98  to  $0.72        $169,267       2.85%     0.55%   to  1.45% (37.45%)   to  (38.01%)
2007                     248,867      $1.57  to  $1.17        $367,471       1.44%     0.55%   to  1.45%   2.91%    to    1.98%
------------------------------------------------------------------------------------------------------------------------------
GS VIT MID CAP VAL, INST
2011                      99,503      $2.67  to  $1.83        $248,014       0.70%     0.55%   to  1.20%  (6.89%)   to   (7.49%)
2010                     122,523      $2.86  to  $1.98        $328,204       0.65%     0.55%   to  1.20%  24.32%    to   23.51%
2009                     151,389      $2.30  to  $1.60        $326,736       1.73%     0.55%   to  1.20%  32.42%    to   31.56%
2008                     191,346      $1.74  to  $1.22        $312,184       0.90%     0.55%   to  1.20% (37.40%)   to  (37.80%)
2007                     278,223      $2.78  to  $1.96        $726,483       0.70%     0.55%   to  1.20%   2.63%    to    1.97%
------------------------------------------------------------------------------------------------------------------------------
GS VIT STRUCTD U.S. EQ, INST
2011                     141,994      $1.01  to  $0.92        $140,631       1.62%     0.55%   to  1.45%   3.48%    to    2.55%
2010                     174,647      $0.98  to  $0.90        $167,514       1.40%     0.55%   to  1.45%  12.22%    to   11.22%
2009                     210,015      $0.87  to  $0.81        $180,207       1.98%     0.55%   to  1.45%  20.48%    to   19.40%
2008                     255,182      $0.72  to  $0.68        $182,460       1.39%     0.55%   to  1.45% (37.35%)   to  (37.91%)
2007                     366,725      $1.15  to  $1.09        $420,471       0.94%     0.55%   to  1.45%  (2.17%)   to   (3.05%)
------------------------------------------------------------------------------------------------------------------------------
INVESCO VI CAP APPR, SER II
2011                      90,464      $0.90  to  $0.83         $79,835          --     0.55%   to  1.45%  (8.62%)   to   (9.44%)
2010                     106,211      $0.99  to  $0.91        $102,947       0.52%     0.55%   to  1.45%  14.57%    to   13.55%
2009                     122,706      $0.86  to  $0.80        $104,161       0.28%     0.55%   to  1.45%  20.06%    to   18.98%
2008                     139,781      $0.72  to  $0.68         $99,172       0.00%     0.55%   to  1.45% (42.94%)   to  (43.45%)
2007                     165,546      $1.26  to  $1.19        $206,589       0.00%     0.55%   to  1.45%  11.12%    to   10.12%
------------------------------------------------------------------------------------------------------------------------------
INVESCO VI CAP DEV, SER I
2011                      10,416      $1.72  to  $0.82         $17,086          --     0.55%   to  1.20%  (7.67%)   to  (18.32%)(8)
2010                       9,737      $1.87  to  $1.78         $17,620          --     0.55%   to  0.95%  18.13%    to   17.66%
2009                      12,959      $1.58  to  $1.52         $19,894          --     0.55%   to  0.95%  41.59%    to   41.02%
2008                      16,730      $1.12  to  $1.07         $18,148          --     0.55%   to  0.95% (47.32%)   to  (47.53%)
2007                      23,478      $2.12  to  $2.05         $48,483          --     0.55%   to  0.95%  10.23%    to    9.79%
------------------------------------------------------------------------------------------------------------------------------
INVESCO VI CAP DEV, SER II
2011                      19,082      $1.31  to  $0.93         $23,048          --     0.55%   to  1.45%  (7.88%)   to   (8.70%)
2010                      23,414      $1.43  to  $1.02         $30,871          --     0.55%   to  1.45%  17.82%    to   16.77%
2009                      29,644      $1.21  to  $0.87         $33,384          --     0.55%   to  1.45%  41.21%    to   39.95%
2008                      36,124      $0.86  to  $0.62         $29,143          --     0.55%   to  1.45% (47.42%)   to  (47.89%)
2007                      49,607      $1.63  to  $1.20         $76,866          --     0.55%   to  1.45%   9.94%    to    8.95%
------------------------------------------------------------------------------------------------------------------------------
INVESCO VI DIV DIVD, SER I
2011                      14,025      $0.92  to  $0.92         $12,873          --     0.55%   to  1.20%  (8.03%)(8)to   (8.43%)(8)
2010                          --        --          --              --          --     --             --     --             --
2009                          --        --          --              --          --     --             --     --             --
2008                          --        --          --              --          --     --             --     --             --
2007                          --        --          --              --          --     --             --     --             --
------------------------------------------------------------------------------------------------------------------------------
INVESCO VI GLOBAL HLTH, SER II
2011                      21,100      $1.10  to  $1.11         $23,253          --     0.55%   to  1.45%   3.16%    to    2.23%
2010                      20,785      $1.07  to  $1.08         $22,251          --     0.55%   to  1.45%   4.43%    to    3.49%
2009                      22,760      $1.02  to  $1.05         $23,381       0.13%     0.55%   to  1.45%  26.69%    to   25.56%
2008                      21,604      $0.81  to  $0.83         $17,564          --     0.55%   to  1.45% (29.17%)   to  (29.81%)
2007                      16,065      $1.14  to  $1.19         $18,500          --     0.55%   to  1.45%  10.90%    to    9.90%
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
84 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -------------------------------------------------------
                      ------------------------------------------------                   EXPENSE RATIO
                         UNITS    ACCUMULATION UNIT VALUE   NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)       LOWEST TO HIGHEST        (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------
INVESCO VI INTL GRO, SER II
2011                      78,213      $1.30  to  $1.10         $96,505       1.20%     0.55%   to  1.45%  (7.50%)   to   (8.33%)
2010                      90,302      $1.40  to  $1.20        $121,171       0.57%     0.55%   to  1.45%  11.99%    to   10.99%
2009                     668,344      $1.25  to  $1.08        $767,971       1.54%     0.55%   to  1.45%  34.17%    to   32.97%
2008                     537,767      $0.93  to  $0.81        $461,509       0.72%     0.55%   to  1.45% (40.87%)   to  (41.40%)
2007                     234,064      $1.58  to  $1.39        $342,381       0.86%     0.55%   to  1.45%  13.82%    to   12.79%
------------------------------------------------------------------------------------------------------------------------------
INVESCO VI TECH, SER I
2011                      32,296      $0.85  to  $0.94         $27,145       0.18%     0.55%   to  1.20%  (5.57%)   to   (6.18%)
2010                      37,411      $0.90  to  $1.00         $33,424          --     0.55%   to  1.20%  20.64%    to   19.86%
2009                      37,973      $0.75  to  $0.83         $28,223          --     0.55%   to  1.20%  56.53%    to   55.52%
2008                      32,201      $0.48  to  $0.53         $15,360          --     0.55%   to  1.20% (44.81%)   to  (45.17%)
2007                      36,520      $0.86  to  $0.98         $31,644          --     0.55%   to  1.20%   7.11%    to    6.41%
------------------------------------------------------------------------------------------------------------------------------
INVESCO VANK VI COMSTOCK, SER II
2011                     184,225      $1.22  to  $0.96        $213,630       1.37%     0.55%   to  1.45%  (2.64%)   to   (3.51%)
2010                     214,858      $1.26  to  $0.99        $257,010       0.22%     0.55%   to  1.45%  15.06%    to   14.03%
2009                     700,428      $1.09  to  $0.87        $681,301       4.57%     0.55%   to  1.45%  27.70%    to   26.56%
2008                     890,312      $0.85  to  $0.69        $681,107       2.13%     0.55%   to  1.45% (36.15%)   to  (36.73%)
2007                     706,658      $1.34  to  $1.09        $869,865       1.54%     0.55%   to  1.45%  (2.87%)   to   (3.74%)
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL TECH, SERV
2011                      34,118      $0.51  to  $1.23         $17,445          --     0.55%   to  1.20%  (9.16%)   to   (9.75%)
2010                      43,886      $0.57  to  $1.36         $24,760          --     0.55%   to  1.20%  23.71%    to   22.91%
2009                      47,873      $0.46  to  $1.11         $21,824          --     0.55%   to  1.20%  56.04%    to   55.03%
2008                      41,022      $0.29  to  $0.71         $11,998       0.09%     0.55%   to  1.20% (44.28%)   to  (44.64%)
2007                      49,169      $0.53  to  $1.29         $25,957       0.34%     0.55%   to  1.20%  21.03%    to   20.24%
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS, SERV
2011                      64,496      $0.92  to  $1.08         $58,202       0.43%     0.55%   to  1.80%  (6.06%)   to   (7.23%)
2010                      85,313      $0.98  to  $1.17         $82,233       0.05%     0.55%   to  1.80%  13.63%    to   16.30%(6)
2009                   1,711,481      $0.86  to  $0.84      $1,454,728       0.38%     0.55%   to  1.45%  35.27%    to   34.06%
2008                   1,226,178      $0.63  to  $0.63        $773,445       0.64%     0.55%   to  1.45% (40.20%)   to  (40.74%)
2007                     747,893      $1.06  to  $1.06        $791,866       0.66%     0.55%   to  1.45%   6.28%(5) to    5.64%(4)
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS, SERV
2011                      70,950      $1.23  to  $2.02         $85,783       0.38%     0.55%   to  1.20% (32.71%)   to  (33.14%)
2010                      97,399      $1.82  to  $3.02        $175,076       0.53%     0.55%   to  1.20%  24.33%    to   23.53%
2009                     110,781      $1.47  to  $2.45        $160,461       0.41%     0.55%   to  1.20%  78.09%    to   76.94%
2008                     126,355      $0.82  to  $1.38        $103,231       1.14%     0.55%   to  1.20% (52.49%)   to  (52.80%)
2007                     147,130      $1.73  to  $2.93        $252,914       0.45%     0.55%   to  1.20%  27.31%    to   26.48%
------------------------------------------------------------------------------------------------------------------------------
MFS INV GRO STOCK, SERV CL
2011                      89,086      $0.76  to  $1.12         $70,257       0.26%     0.55%   to  1.45%  (0.18%)   to   (1.07%)
2010                     105,423      $0.76  to  $1.13         $82,960       0.29%     0.55%   to  1.45%  11.54%    to   10.54%
2009                     125,305      $0.68  to  $1.02         $88,112       0.42%     0.55%   to  1.45%  38.33%    to   37.09%
2008                     119,103      $0.49  to  $0.74         $60,178       0.30%     0.55%   to  1.45% (37.33%)   to  (37.89%)
2007                     150,560      $0.79  to  $1.20        $120,724       0.09%     0.55%   to  1.45%  10.41%    to    9.42%
------------------------------------------------------------------------------------------------------------------------------
MFS NEW DIS, SERV CL
2011                      47,312      $1.20  to  $1.34         $55,683          --     0.55%   to  1.20% (10.98%)   to  (11.56%)
2010                      47,235      $1.35  to  $1.51         $62,698          --     0.55%   to  1.20%  35.20%    to   34.32%
2009                      53,217      $1.00  to  $1.12         $52,365          --     0.55%   to  1.20%  62.03%    to   60.98%
2008                      59,531      $0.62  to  $0.70         $36,303          --     0.55%   to  1.20% (39.85%)   to  (40.24%)
2007                      80,673      $1.02  to  $1.17         $82,088          --     0.55%   to  1.20%   1.69%    to    1.02%
------------------------------------------------------------------------------------------------------------------------------
MFS UTILITIES, SERV CL
2011                     121,680      $2.23  to  $1.22        $241,229       3.03%     0.55%   to  1.80%   5.92%    to    4.61%
2010                     121,459      $2.11  to  $1.17        $229,995       3.10%     0.55%   to  1.80%  12.89%    to   15.70%(6)
2009                     139,628      $1.86  to  $1.25        $236,943       4.76%     0.55%   to  1.45%  32.14%    to   30.96%
2008                     163,177      $1.41  to  $0.95        $212,724       1.35%     0.55%   to  1.45% (38.15%)   to  (38.71%)
2007                     181,259      $2.28  to  $1.56        $389,228       0.75%     0.55%   to  1.45%  26.85%    to   25.71%
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  85

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -------------------------------------------------------
                      ------------------------------------------------                   EXPENSE RATIO
                         UNITS    ACCUMULATION UNIT VALUE   NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)       LOWEST TO HIGHEST        (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------
MS UIF GLOBAL REAL EST, CL II
2011                      61,296      $0.94  to  $0.94         $57,824       3.34%     0.55%   to  1.45% (10.64%)   to  (11.44%)
2010                      69,097      $1.06  to  $1.07         $73,116       9.13%     0.55%   to  1.45%  21.65%    to   20.56%
2009                     299,590      $0.87  to  $0.88        $264,522       0.02%     0.55%   to  1.45%  40.64%    to   39.38%
2008                     382,715      $0.62  to  $0.63        $241,004       2.66%     0.55%   to  1.45% (44.65%)   to  (45.15%)
2007                     179,034      $1.12  to  $1.16        $203,382       1.28%     0.55%   to  1.45%  (8.98%)   to   (9.80%)
------------------------------------------------------------------------------------------------------------------------------
MS UIF MID CAP GRO, CL II
2011                      47,463      $1.21  to  $1.15         $58,189       0.24%     0.55%   to  1.80%  (7.68%)   to   (8.83%)
2010                      45,797      $1.31  to  $1.26         $60,967          --     0.55%   to  1.80%  31.54%    to   25.27%(6)
2009                      46,533      $1.00  to  $1.06         $47,117          --     0.55%   to  1.45%  56.51%    to   55.10%
2008                      44,920      $0.64  to  $0.68         $29,120       0.77%     0.55%   to  1.45% (47.11%)   to  (47.58%)
2007                      38,593      $1.21  to  $1.30         $47,493          --     0.55%   to  1.45%  21.94%    to   20.84%
------------------------------------------------------------------------------------------------------------------------------
NB AMT INTL, CL S
2011                      22,063      $0.81  to  $0.87         $18,306       6.16%     0.55%   to  1.45% (12.81%)   to  (13.59%)
2010                      23,892      $0.93  to  $1.00         $22,804       1.80%     0.55%   to  1.45%  21.35%    to   20.26%
2009                     379,110      $0.76  to  $0.83        $309,505       3.73%     0.55%   to  1.45%  33.77%    to   32.57%
2008                     358,116      $0.57  to  $0.63        $218,422          --     0.55%   to  1.45% (46.73%)   to  (47.21%)
2007                     273,245      $1.07  to  $1.19        $313,049       2.12%     0.55%   to  1.45%   2.64%    to    1.72%
------------------------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC VA, SERV
2011                      70,702      $1.39  to  $1.06         $89,945       1.07%     0.55%   to  1.80%  (9.03%)   to  (10.15%)
2010                      76,283      $1.53  to  $1.18        $107,678       1.23%     0.55%   to  1.80%  15.07%    to   17.77%(6)
2009                      82,309      $1.33  to  $0.98        $101,816       1.98%     0.55%   to  1.45%  38.59%    to   37.35%
2008                      93,206      $0.96  to  $0.72         $84,227       1.36%     0.55%   to  1.45% (40.66%)   to  (41.19%)
2007                     117,627      $1.62  to  $1.22        $181,571       1.15%     0.55%   to  1.45%   5.50%    to    4.55%
------------------------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL STRATEGIC INC VA, SRV
2011                     601,876      $1.45  to  $1.28        $836,908       2.91%     0.55%   to  1.45%   0.10%    to   (0.80%)
2010                     706,224      $1.45  to  $1.29        $985,348      13.38%     0.55%   to  1.45%  14.14%    to   13.12%
2009                   2,168,384      $1.27  to  $1.14      $2,606,149       0.23%     0.55%   to  1.45%  17.76%    to   16.70%
2008                   2,013,495      $1.08  to  $0.98      $2,075,960       4.44%     0.55%   to  1.45% (14.95%)   to  (15.72%)
2007                   1,745,768      $1.27  to  $1.16      $2,131,138       2.47%     0.55%   to  1.45%   8.95%    to    7.97%
------------------------------------------------------------------------------------------------------------------------------
OPPEN MAIN ST SM MID CAP VA, SERV
2011                      48,318      $1.41  to  $1.17         $61,075       0.42%     0.55%   to  1.80%  (2.92%)   to   (4.12%)
2010                      58,250      $1.45  to  $1.22         $76,560       0.43%     0.55%   to  1.80%  22.38%    to   21.39%(6)
2009                      67,777      $1.18  to  $0.88         $73,523       0.65%     0.55%   to  1.45%  36.13%    to   34.91%
2008                      76,585      $0.87  to  $0.65         $61,768       0.29%     0.55%   to  1.45% (38.34%)   to  (38.90%)
2007                      91,911      $1.41  to  $1.07        $121,816       0.15%     0.55%   to  1.45%  (1.94%)   to   (2.82%)
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET, ADVISOR CL
2011                     192,032      $1.29  to  $1.06        $245,929       7.56%     0.55%   to  1.80%   1.37%    to    0.11%
2010                     192,371      $1.27  to  $1.06        $244,031       4.92%     0.55%   to  1.80%  12.39%    to    6.05%(6)
2009                   1,054,508      $1.13  to  $1.13      $1,199,776       6.97%     0.55%   to  1.45%  20.76%    to   19.68%
2008                   1,091,785      $0.94  to  $0.94      $1,032,082       6.54%     0.55%   to  1.45% (16.37%)   to  (17.12%)
2007                     754,096      $1.12  to  $1.14        $855,250       8.20%     0.55%   to  1.45%   7.59%    to    6.62%
------------------------------------------------------------------------------------------------------------------------------
PUT VT GLOBAL HLTH CARE, CL IB
2011                      16,108      $1.15  to  $1.12         $18,079       3.52%     0.55%   to  1.20%  (1.72%)   to   (2.35%)
2010                      18,734      $1.17  to  $1.15         $21,455       1.99%     0.55%   to  1.20%   1.91%    to    1.25%
2009                      23,153      $1.15  to  $1.13         $26,091      11.63%     0.55%   to  1.20%  25.31%    to   24.50%
2008                      27,807      $0.92  to  $0.91         $25,092          --     0.55%   to  1.20% (17.52%)   to  (18.06%)
2007                      35,962      $1.11  to  $1.11         $39,464       0.83%     0.55%   to  1.20%  (1.15%)   to   (1.79%)
------------------------------------------------------------------------------------------------------------------------------
PUT VT INTL EQ, CL IB
2011                      20,339      $1.11  to  $1.14         $22,088       3.38%     0.55%   to  1.20% (17.39%)   to  (17.92%)
2010                      24,302      $1.34  to  $1.39         $32,041       3.67%     0.55%   to  1.20%   9.42%    to    8.71%
2009                      29,798      $1.23  to  $1.28         $36,019          --     0.55%   to  1.20%  23.95%    to   23.15%
2008                      37,947      $0.99  to  $1.04         $37,137       2.26%     0.55%   to  1.20% (44.26%)   to  (44.62%)
2007                      53,770      $1.78  to  $1.87         $94,674       2.89%     0.55%   to  1.20%   7.77%    to    7.07%
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
86 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -------------------------------------------------------
                      ------------------------------------------------                   EXPENSE RATIO
                         UNITS    ACCUMULATION UNIT VALUE   NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)       LOWEST TO HIGHEST        (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------
PUT VT MULTI-CAP GRO, CL IB
2011                      24,077      $1.07  to  $1.06         $25,684       0.27%     0.55%   to  1.20%  (5.60%)   to   (6.21%)
2010                      29,434      $1.13  to  $1.13         $33,346          --     0.55%   to  1.20%  13.15%(7) to   12.95%(7)
2009                          --        --          --              --          --     --             --     --             --
2008                          --        --          --              --          --     --             --     --             --
2007                          --        --          --              --          --     --             --     --             --
------------------------------------------------------------------------------------------------------------------------------
VP AGGR, CL 2
2011                     612,449      $1.08  to  $1.11        $659,813          --     0.55%   to  1.80%  (3.63%)   to   (4.82%)
2010                     186,004      $1.12  to  $1.16        $208,702          --     0.55%   to  1.80%  13.63%(5) to   16.17%(6)
2009                          --        --          --              --          --     --             --     --             --
2008                          --        --          --              --          --     --             --     --             --
2007                          --        --          --              --          --     --             --     --             --
------------------------------------------------------------------------------------------------------------------------------
VP AGGR, CL 4
2011                   1,479,264      $1.09  to  $1.07      $1,596,561          --     0.55%   to  1.45%  (3.45%)   to   (4.32%)
2010                   1,623,318      $1.12  to  $1.12      $1,821,118          --     0.55%   to  1.45%  13.63%(5) to   12.96%(5)
2009                          --        --          --              --          --     --             --     --             --
2008                          --        --          --              --          --     --             --     --             --
2007                          --        --          --              --          --     --             --     --             --
------------------------------------------------------------------------------------------------------------------------------
VP CONSERV, CL 2
2011                     593,897      $1.08  to  $1.06        $634,319          --     0.55%   to  1.80%   2.67%    to    1.40%
2010                     176,204      $1.05  to  $1.05        $184,094          --     0.55%   to  1.80%   5.56%(5) to    4.56%(6)
2009                          --        --          --              --          --     --             --     --             --
2008                          --        --          --              --          --     --             --     --             --
2007                          --        --          --              --          --     --             --     --             --
------------------------------------------------------------------------------------------------------------------------------
VP CONSERV, CL 4
2011                   1,512,637      $1.08  to  $1.06      $1,616,062          --     0.55%   to  1.45%   2.67%    to    1.75%
2010                   1,349,528      $1.05  to  $1.04      $1,409,946          --     0.55%   to  1.45%   5.56%(5) to    4.94%(5)
2009                          --        --          --              --          --     --             --     --             --
2008                          --        --          --              --          --     --             --     --             --
2007                          --        --          --              --          --     --             --     --             --
------------------------------------------------------------------------------------------------------------------------------
VP DAVIS NY VENTURE, CL 3
2011                      49,565      $0.96  to  $0.93         $46,968          --     0.55%   to  1.45%  (4.03%)   to   (4.89%)
2010                      63,234      $1.00  to  $0.98         $62,574          --     0.55%   to  1.45%  10.91%    to    9.92%
2009                   1,684,963      $0.90  to  $0.89      $1,518,919          --     0.55%   to  1.45%  30.61%    to   29.44%
2008                     917,373      $0.69  to  $0.69        $634,861       0.03%     0.55%   to  1.45% (38.92%)   to  (39.47%)
2007                     533,475      $1.13  to  $1.14        $606,201       1.01%     0.55%   to  1.45%   3.27%    to    2.34%
------------------------------------------------------------------------------------------------------------------------------
VP GS MID CAP VAL, CL 3
2011                      10,544      $1.32  to  $1.07         $13,013          --     0.55%   to  1.45%  (6.95%)   to   (7.79%)
2010                      10,676      $1.42  to  $1.16         $14,315          --     0.55%   to  1.45%  21.20%    to   20.11%
2009                      11,506      $1.17  to  $0.97         $12,879          --     0.55%   to  1.45%  35.88%    to   34.66%
2008                      13,413      $0.86  to  $0.72         $11,161          --     0.55%   to  1.45% (37.03%)   to  (37.60%)
2007                      18,855      $1.37  to  $1.15         $25,327       1.03%     0.55%   to  1.45%   5.45%    to    4.50%
------------------------------------------------------------------------------------------------------------------------------
VP MOD, CL 2
2011                   4,072,928      $1.09  to  $1.09      $4,423,893          --     0.55%   to  1.80%  (0.28%)   to   (1.51%)
2010                   1,584,363      $1.10  to  $1.10      $1,732,993          --     0.55%   to  1.80%   9.82%(5) to   10.43%(6)
2009                          --        --          --              --          --     --             --     --             --
2008                          --        --          --              --          --     --             --     --             --
2007                          --        --          --              --          --     --             --     --             --
------------------------------------------------------------------------------------------------------------------------------
VP MOD, CL 4
2011                   9,718,867      $1.09  to  $1.08     $10,569,864          --     0.55%   to  1.45%  (0.19%)   to   (1.08%)
                       10,566,9-
2010                          49      $1.10  to  $1.09     $11,557,839          --     0.55%   to  1.45%   9.82%(5) to    9.17%(5)
2009                          --        --          --              --          --     --             --     --             --
2008                          --        --          --              --          --     --             --     --             --
2007                          --        --          --              --          --     --             --     --             --
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  87

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -------------------------------------------------------
                      ------------------------------------------------                   EXPENSE RATIO
                         UNITS    ACCUMULATION UNIT VALUE   NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)       LOWEST TO HIGHEST        (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------
VP MOD AGGR, CL 2
2011                   2,443,394      $1.09  to  $1.10      $2,654,302          --     0.55%   to  1.80%  (1.97%)   to   (3.18%)
2010                     891,747      $1.11  to  $1.13        $991,528          --     0.55%   to  1.80%  11.61%(5) to   13.26%(6)
2009                          --        --          --              --          --     --             --     --             --
2008                          --        --          --              --          --     --             --     --             --
2007                          --        --          --              --          --     --             --     --             --
------------------------------------------------------------------------------------------------------------------------------
VP MOD AGGR, CL 4
2011                   5,802,273      $1.09  to  $1.08      $6,313,026          --     0.55%   to  1.45%  (1.88%)   to   (2.76%)
2010                   6,431,039      $1.12  to  $1.11      $7,156,739          --     0.55%   to  1.45%  11.71%(5) to   11.05%(5)
2009                          --        --          --              --          --     --             --     --             --
2008                          --        --          --              --          --     --             --     --             --
2007                          --        --          --              --          --     --             --     --             --
------------------------------------------------------------------------------------------------------------------------------
VP MOD CONSERV, CL 2
2011                   1,249,525      $1.09  to  $1.07      $1,348,503          --     0.55%   to  1.80%   1.30%    to    0.05%
2010                     486,156      $1.07  to  $1.07        $520,096          --     0.55%   to  1.80%   7.42%(5) to    7.37%(6)
2009                          --        --          --              --          --     --             --     --             --
2008                          --        --          --              --          --     --             --     --             --
2007                          --        --          --              --          --     --             --     --             --
------------------------------------------------------------------------------------------------------------------------------
VP MOD CONSERV, CL 4
2011                   3,079,882      $1.09  to  $1.07      $3,330,281          --     0.55%   to  1.45%   1.39%    to    0.48%
2010                   3,111,865      $1.07  to  $1.07      $3,332,020          --     0.55%   to  1.45%   7.52%(5) to    6.89%(5)
2009                          --        --          --              --          --     --             --     --             --
2008                          --        --          --              --          --     --             --     --             --
2007                          --        --          --              --          --     --             --     --             --
------------------------------------------------------------------------------------------------------------------------------
VP PTNRS SM CAP VAL, CL 3
2011                      86,378      $1.98  to  $1.10        $151,348          --     0.55%   to  1.45%  (4.98%)   to   (5.83%)
2010                     106,425      $2.08  to  $1.17        $197,266          --     0.55%   to  1.45%  23.75%    to   22.64%
2009                     942,973      $1.68  to  $0.95      $1,090,106          --     0.55%   to  1.45%  35.80%    to   34.59%
2008                     856,114      $1.24  to  $0.71        $751,584       0.10%     0.55%   to  1.45% (31.95%)   to  (32.56%)
2007                     617,370      $1.82  to  $1.05        $846,375       0.89%     0.55%   to  1.45%  (5.42%)   to   (6.27%)
------------------------------------------------------------------------------------------------------------------------------
WANGER INTL
2011                     167,899      $2.27  to  $1.16        $323,958       4.78%     0.55%   to  1.45% (15.09%)   to  (15.85%)
2010                     199,414      $2.67  to  $1.38        $458,489       1.70%     0.55%   to  1.45%  24.23%    to   23.12%
2009                     578,944      $2.15  to  $1.12        $893,102       3.70%     0.55%   to  1.45%  48.96%    to   47.63%
2008                     486,121      $1.44  to  $0.76        $546,084       0.96%     0.55%   to  1.45% (45.90%)   to  (46.39%)
2007                     416,770      $2.67  to  $1.42        $970,137       0.84%     0.55%   to  1.45%  15.67%    to   14.63%
------------------------------------------------------------------------------------------------------------------------------
WANGER USA
2011                     200,494      $2.01  to  $1.08        $349,684          --     0.55%   to  1.45%  (4.02%)   to   (4.88%)
2010                     240,629      $2.09  to  $1.13        $441,908          --     0.55%   to  1.45%  22.68%    to   21.58%
2009                     573,990      $1.71  to  $0.93        $745,596          --     0.55%   to  1.45%  41.45%    to   40.18%
2008                     572,582      $1.21  to  $0.67        $550,276          --     0.55%   to  1.45% (40.02%)   to  (40.56%)
2007                     565,037      $2.01  to  $1.12        $973,831          --     0.55%   to  1.45%   4.81%    to    3.86%
------------------------------------------------------------------------------------------------------------------------------
WF ADV VT INDEX ASSET ALLOC, CL 2
2011                      23,246      $1.34  to  $1.32         $30,454       2.98%     0.55%   to  1.20%   5.90%    to    5.22%
2010                      29,127      $1.26  to  $1.26         $36,093       1.75%     0.55%   to  1.20%  12.67%    to   11.94%
2009                      37,522      $1.12  to  $1.12         $41,324       2.02%     0.55%   to  1.20%  14.82%    to   14.08%
2008                      49,869      $0.98  to  $0.98         $47,943       2.38%     0.55%   to  1.20% (29.50%)   to  (29.96%)
2007                      72,214      $1.38  to  $1.40         $98,669       2.24%     0.55%   to  1.20%   7.00%    to    6.31%
------------------------------------------------------------------------------------------------------------------------------
WF ADV VT INTL EQ, CL 2
2011                      48,128      $1.23  to  $0.85         $53,181       0.11%     0.55%   to  1.45% (13.39%)   to  (14.16%)
2010                      57,745      $1.43  to  $1.00         $74,526       1.67%     0.55%   to  1.45%  15.86%    to   14.83%
2009                     775,672      $1.23  to  $0.87        $752,302       0.46%     0.55%   to  1.45%  14.84%    to   13.81%
2008                      36,966      $1.07  to  $0.76         $36,330          --     0.55%   to  1.45% (41.92%)   to  (42.44%)
2007                      46,006      $1.84  to  $1.32         $79,458       2.23%     0.55%   to  1.45%  14.09%    to   13.07%
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
88 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -------------------------------------------------------
                      ------------------------------------------------                   EXPENSE RATIO
                         UNITS    ACCUMULATION UNIT VALUE   NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)       LOWEST TO HIGHEST        (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------
WF ADV VT OPP, CL 2
2011                      54,722      $1.48  to  $1.14         $74,879       0.11%     0.55%   to  1.80%  (6.04%)   to   (7.21%)
2010                      34,393      $1.57  to  $1.23         $51,585       0.76%     0.55%   to  1.80%  23.08%    to   22.05%(6)
2009                      38,816      $1.28  to  $1.00         $47,589          --     0.55%   to  1.45%  46.93%    to   45.61%
2008                      45,514      $0.87  to  $0.69         $38,279       1.90%     0.55%   to  1.45% (40.43%)   to  (40.96%)
2007                      60,060      $1.46  to  $1.17         $85,505       0.59%     0.55%   to  1.45%   6.05%    to    5.09%
------------------------------------------------------------------------------------------------------------------------------
WF ADV VT SM CAP GRO, CL 2
2011                      51,889      $1.43  to  $1.19         $71,998          --     0.55%   to  1.80%  (5.12%)   to   (6.29%)
2010                      68,151      $1.51  to  $1.27        $100,081          --     0.55%   to  1.80%  26.08%    to   26.74%(6)
2009                      72,341      $1.20  to  $1.11         $84,640          --     0.55%   to  1.45%  51.81%    to   50.45%
2008                      65,403      $0.79  to  $0.74         $50,668          --     0.55%   to  1.45% (41.74%)   to  (42.27%)
2007                      75,619      $1.35  to  $1.28        $100,984          --     0.55%   to  1.45%  13.18%    to   12.16%
------------------------------------------------------------------------------------------------------------------------------


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(4) New subaccount operations commenced on May 1, 2007.
(5) New subaccount operations commenced on May 7, 2010.
(6) New subaccount operations commenced on July 19, 2010.
(7) New subaccount operations commenced on Sept. 24, 2010.
(8) New subaccount operations commenced on April 29, 2011.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  89

CONDENSED FINANCIAL INFORMATION (UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of
period                                         $1.28   $1.08   $0.71   $1.36   $1.14  $1.06  $1.00     --     --     --
Accumulation unit value at end of period       $0.97   $1.28   $1.08   $0.71   $1.36  $1.14  $1.06     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       60      76      69      49      61    653    144     --     --     --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.08   $0.97   $0.81   $1.37   $1.31  $1.13  $1.09  $0.98  $0.75  $0.97
Accumulation unit value at end of period       $1.14   $1.08   $0.97   $0.81   $1.37  $1.31  $1.13  $1.09  $0.98  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                      314     321     388     452   1,081  1,374  1,186    726    969    310
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.72   $1.66   $1.24   $2.68   $2.55  $1.90  $1.64  $1.32  $0.92  $0.98
Accumulation unit value at end of period       $1.38   $1.72   $1.66   $1.24   $2.68  $2.55  $1.90  $1.64  $1.32  $0.92
Number of accumulation units outstanding at
end of period (000 omitted)                      982   1,076   1,925   3,352   3,600  3,592  2,607    984    472    606
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.39   $1.24   $0.93   $1.70   $1.45  $1.17  $1.04  $0.91  $0.74  $0.93
Accumulation unit value at end of period       $1.22   $1.39   $1.24   $0.93   $1.70  $1.45  $1.17  $1.04  $0.91  $0.74
Number of accumulation units outstanding at
end of period (000 omitted)                       48      65     263     286     389    365    314    127      5    254
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of
period                                         $1.04   $0.88   $0.68   $0.90   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.02   $1.04   $0.88   $0.68   $0.90     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      101     153   1,289   1,327   1,710     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of
period                                         $1.07   $0.93   $0.69   $1.20   $1.00  $1.04  $1.00     --     --     --
Accumulation unit value at end of period       $1.07   $1.07   $0.93   $0.69   $1.20  $1.00  $1.04     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       98      73      91      72     187  2,939    618     --     --     --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.47   $1.31   $1.10   $1.51   $1.61  $1.36  $1.31  $1.15  $0.90  $1.04
Accumulation unit value at end of period       $1.48   $1.47   $1.31   $1.10   $1.51  $1.61  $1.36  $1.31  $1.15  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                      570     525     469     483     848  1,060  1,104  1,064    673    483
---------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of
period                                         $1.10   $0.99   $0.79   $1.16   $1.13  $1.05  $1.00  $0.93  $0.78  $0.89
Accumulation unit value at end of period       $1.14   $1.10   $0.99   $0.79   $1.16  $1.13  $1.05  $1.00  $0.93  $0.78
Number of accumulation units outstanding at
end of period (000 omitted)                        6       6      10      24      21     18      5     54      8      8
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.22   $1.09   $0.88   $1.26   $1.25  $1.10  $1.06  $0.97  $0.81  $0.94
Accumulation unit value at end of period       $1.24   $1.22   $1.09   $0.88   $1.26  $1.25  $1.10  $1.06  $0.97  $0.81
Number of accumulation units outstanding at
end of period (000 omitted)                      580     634     733     602     372    459    623    257    221    120
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.23   $1.24   $1.25   $1.22   $1.17  $1.13  $1.11  $1.11  $1.11  $1.10
Accumulation unit value at end of period       $1.23   $1.23   $1.24   $1.25   $1.22  $1.17  $1.13  $1.11  $1.11  $1.11
Number of accumulation units outstanding at
end of period (000 omitted)                      514     613   2,492  10,988  11,779  8,286  4,504  2,098    447  3,911
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.63   $1.51   $1.33   $1.43   $1.36  $1.31  $1.29  $1.24  $1.20  $1.14
Accumulation unit value at end of period       $1.73   $1.63   $1.51   $1.33   $1.43  $1.36  $1.31  $1.29  $1.24  $1.20
Number of accumulation units outstanding at
end of period (000 omitted)                    2,923   3,828  10,140   8,140   9,540  7,272  3,619  2,145  1,691    762
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.71   $1.47   $1.16   $1.96   $1.83  $1.53  $1.36  $1.16  $0.82  $1.02
Accumulation unit value at end of period       $1.62   $1.71   $1.47   $1.16   $1.96  $1.83  $1.53  $1.36  $1.16  $0.82
Number of accumulation units outstanding at
end of period (000 omitted)                    1,770   2,153   7,610   8,565   9,289  9,434  5,165  3,041  1,239  1,262
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $0.82   $0.70   $0.57   $0.99   $0.97  $0.85  $0.80  $0.76  $0.59  $0.76
Accumulation unit value at end of period       $0.86   $0.82   $0.70   $0.57   $0.99  $0.97  $0.85  $0.80  $0.76  $0.59
Number of accumulation units outstanding at
end of period (000 omitted)                      464     565     877   1,397   1,682  2,453  3,121  1,484    172    202
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (5/1/2000)
Accumulation unit value at beginning of
period                                         $2.75   $2.31   $1.33   $2.90   $2.11  $1.58  $1.19  $0.96  $0.69  $0.73
Accumulation unit value at end of period       $2.16   $2.75   $2.31   $1.33   $2.90  $2.11  $1.58  $1.19  $0.96  $0.69
Number of accumulation units outstanding at
end of period (000 omitted)                      843   1,028   1,522   2,437   1,993  2,144  1,491    475    115    277
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
90 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.82   $1.72   $1.55   $1.56   $1.46  $1.38  $1.46  $1.33  $1.18  $1.04
Accumulation unit value at end of period       $1.90   $1.82   $1.72   $1.55   $1.56  $1.46  $1.38  $1.46  $1.33  $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                    1,122   1,599   3,215   2,861   3,115  2,645  1,377    741    714    251
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning of
period                                         $1.24   $1.20   $1.13   $1.13   $1.06  $1.05  $1.03  $1.00     --     --
Accumulation unit value at end of period       $1.36   $1.24   $1.20   $1.13   $1.13  $1.06  $1.05  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,132   1,988   5,705   2,307   2,713  2,959  1,455  5,004     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.82   $1.61   $1.05   $1.41   $1.39  $1.26  $1.22  $1.10  $0.89  $0.95
Accumulation unit value at end of period       $1.91   $1.82   $1.61   $1.05   $1.41  $1.39  $1.26  $1.22  $1.10  $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                      695     706     639     713   1,605  1,925  2,397  2,886  4,230  1,480
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning of
period                                         $1.51   $1.34   $0.95   $1.17   $1.15  $1.07  $1.04  $1.00     --     --
Accumulation unit value at end of period       $1.59   $1.51   $1.34   $0.95   $1.17  $1.15  $1.07  $1.04     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,306   1,132   5,111   2,233   2,599  2,358    493     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.09   $0.96   $0.76   $1.28   $1.14  $0.92  $0.82  $0.70  $0.55  $0.67
Accumulation unit value at end of period       $0.95   $1.09   $0.96   $0.76   $1.28  $1.14  $0.92  $0.82  $0.70  $0.55
Number of accumulation units outstanding at
end of period (000 omitted)                      363     399     910   1,080   1,307  1,343  1,252    848    143    488
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $0.66   $0.57   $0.42   $0.75   $0.73  $0.67  $0.62  $0.57  $0.47  $0.64
Accumulation unit value at end of period       $0.64   $0.66   $0.57   $0.42   $0.75  $0.73  $0.67  $0.62  $0.57  $0.47
Number of accumulation units outstanding at
end of period (000 omitted)                    1,358   1,192   2,260   2,601   3,768  6,049  6,193  2,153  1,664  1,064
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.10   $0.91   $0.72   $1.20   $1.02  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.06   $1.10   $0.91   $0.72   $1.20  $1.02     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      767     699   7,497   6,506   5,466  2,834     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.01   $0.89   $0.65   $1.27   $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.84   $1.01   $0.89   $0.65   $1.27  $1.07     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      509     459     810     730     772  2,194     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (5/1/2001)
Accumulation unit value at beginning of
period                                         $1.58   $1.26   $0.78   $1.41   $1.25  $1.26  $1.15  $1.06  $0.87  $1.01
Accumulation unit value at end of period       $1.34   $1.58   $1.26   $0.78   $1.41  $1.25  $1.26  $1.15  $1.06  $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                      124     238     363     242     268    450    655    523    578    328
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/2/2005)
Accumulation unit value at beginning of
period                                         $1.40   $1.15   $0.82   $1.50   $1.37  $1.20  $1.00     --     --     --
Accumulation unit value at end of period       $1.28   $1.40   $1.15   $0.82   $1.50  $1.37  $1.20     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      467     338   1,292   1,658   1,406  2,575    115     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (5/1/2000)
Accumulation unit value at beginning of
period                                         $0.94   $0.83   $0.66   $1.05   $1.01  $0.88  $0.85  $0.77  $0.61  $0.79
Accumulation unit value at end of period       $0.95   $0.94   $0.83   $0.66   $1.05  $1.01  $0.88  $0.85  $0.77  $0.61
Number of accumulation units outstanding at
end of period (000 omitted)                      127     314     741   1,447   1,022  1,170  2,054  1,958  1,381    973
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning of
period                                         $1.21   $1.01   $0.81   $1.34   $1.35  $1.14  $1.10  $1.00     --     --
Accumulation unit value at end of period       $1.18   $1.21   $1.01   $0.81   $1.34  $1.35  $1.14  $1.10     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      198     120     195      67      67    184     92     65     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.82   $1.44   $1.04   $1.70   $1.79  $1.61  $1.54  $1.31  $0.89  $1.08
Accumulation unit value at end of period       $1.66   $1.82   $1.44   $1.04   $1.70  $1.79  $1.61  $1.54  $1.31  $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                      152      71      57     113     214    333    514    779    660    393
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.39   $1.36   $1.30   $1.34   $1.28  $1.24  $1.23  $1.22  $1.21  $1.15
Accumulation unit value at end of period       $1.41   $1.39   $1.36   $1.30   $1.34  $1.28  $1.24  $1.23  $1.22  $1.21
Number of accumulation units outstanding at
end of period (000 omitted)                    1,843   1,670     825   1,394     817    493    688    870  1,097  1,275
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.03   $0.89   $0.75   $1.13   $0.97  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.90   $1.03   $0.89   $0.75   $1.13  $0.97     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      617     533     605     506     677  1,600     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  91

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.18   $1.08   $0.76   $1.04   $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.20   $1.18   $1.08   $0.76   $1.04  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,730   1,433   2,787   2,025   2,116  2,567     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.08   $0.93   $0.69   $1.21   $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.04   $1.08   $0.93   $0.69   $1.21  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,496   2,532   4,368   8,518   7,443  6,582     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.18   $1.04   $0.82   $1.42   $1.28  $1.14  $1.06  $1.01  $0.83  $1.00
Accumulation unit value at end of period       $1.19   $1.18   $1.04   $0.82   $1.42  $1.28  $1.14  $1.06  $1.01  $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                      438     473     805     963   1,126  1,624  1,338    994    432    233
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
period                                         $2.55   $1.99   $1.43   $2.39   $2.08  $1.86  $1.59  $1.28  $0.93  $1.04
Accumulation unit value at end of period       $2.26   $2.55   $1.99   $1.43   $2.39  $2.08  $1.86  $1.59  $1.28  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                    1,077   1,379   2,734   3,823   3,786  4,011  2,702  1,034    510    325
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.52   $1.35   $1.08   $1.93   $1.66  $1.42  $1.20  $1.06  $0.75  $0.95
Accumulation unit value at end of period       $1.25   $1.52   $1.35   $1.08   $1.93  $1.66  $1.42  $1.20  $1.06  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                      464     548     558     771     890  1,130    728    573    205    324
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at beginning of
period                                         $2.10   $1.75   $1.48   $2.58   $3.27  $2.73  $2.42  $1.85  $1.37  $1.35
Accumulation unit value at end of period       $1.97   $2.10   $1.75   $1.48   $2.58  $3.27  $2.73  $2.42  $1.85  $1.37
Number of accumulation units outstanding at
end of period (000 omitted)                      163     203     232     262     688    836    667    487    349    205
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at beginning of
period                                         $2.64   $2.07   $1.61   $2.42   $2.49  $2.14  $1.98  $1.61  $1.22  $1.35
Accumulation unit value at end of period       $2.52   $2.64   $2.07   $1.61   $2.42  $2.49  $2.14  $1.98  $1.61  $1.22
Number of accumulation units outstanding at
end of period (000 omitted)                      212     215     352     465     576    738    593    414    242    282
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.36   $1.23   $0.98   $1.57   $1.53  $1.30  $1.18  $1.05  $0.85  $0.97
Accumulation unit value at end of period       $1.34   $1.36   $1.23   $0.98   $1.57  $1.53  $1.30  $1.18  $1.05  $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                      264     354     525     670     761    865    716    533    667    130
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of
period                                         $2.86   $2.30   $1.74   $2.78   $2.71  $2.34  $2.09  $1.67  $1.31  $1.38
Accumulation unit value at end of period       $2.67   $2.86   $2.30   $1.74   $2.78  $2.71  $2.34  $2.09  $1.67  $1.31
Number of accumulation units outstanding at
end of period (000 omitted)                      611     738     922   1,060   2,008  2,339  1,930    834    639    450
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of
period                                         $0.98   $0.87   $0.72   $1.15   $1.18  $1.05  $0.99  $0.87  $0.67  $0.87
Accumulation unit value at end of period       $1.01   $0.98   $0.87   $0.72   $1.15  $1.18  $1.05  $0.99  $0.87  $0.67
Number of accumulation units outstanding at
end of period (000 omitted)                      592     745     826   1,128   1,678  2,499  3,019  1,522    735    694
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of
period                                         $0.99   $0.86   $0.72   $1.26   $1.14  $1.08  $1.00  $0.94  $0.73  $0.98
Accumulation unit value at end of period       $0.90   $0.99   $0.86   $0.72   $1.26  $1.14  $1.08  $1.00  $0.94  $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                      281     300     451     495     371    489  1,554    110     85      4
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.87   $1.58   $1.12   $2.12   $1.92  $1.66  $1.52  $1.32  $0.98  $1.26
Accumulation unit value at end of period       $1.72   $1.87   $1.58   $1.12   $2.12  $1.92  $1.66  $1.52  $1.32  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                       63      61      74     118     134    212    283    298    274    302
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.43   $1.21   $0.86   $1.63   $1.48  $1.28  $1.18  $1.03  $0.77  $0.98
Accumulation unit value at end of period       $1.31   $1.43   $1.21   $0.86   $1.63  $1.48  $1.28  $1.18  $1.03  $0.77
Number of accumulation units outstanding at
end of period (000 omitted)                       35      19      54      71     208    183    141    107    284    180
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (4/29/2011)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $0.92      --      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      100      --      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.07   $1.02   $0.81   $1.14   $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.10   $1.07   $1.02   $0.81   $1.14  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      103     132     403      73     115  1,114     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
92 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning of
period                                         $1.40   $1.25   $0.93   $1.58   $1.39  $1.09  $1.00     --     --     --
Accumulation unit value at end of period       $1.30   $1.40   $1.25   $0.93   $1.58  $1.39  $1.09     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      294     380   2,658   2,794   1,479    105      5     --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of
period                                         $0.90   $0.75   $0.48   $0.86   $0.81  $0.73  $0.72  $0.69  $0.48  $0.91
Accumulation unit value at end of period       $0.85   $0.90   $0.75   $0.48   $0.86  $0.81  $0.73  $0.72  $0.69  $0.48
Number of accumulation units outstanding at
end of period (000 omitted)                      506     618     411     351     275    418    532    249     96      3
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (2/4/2004)
Accumulation unit value at beginning of
period                                         $1.26   $1.09   $0.85   $1.34   $1.38  $1.19  $1.15  $1.00     --     --
Accumulation unit value at end of period       $1.22   $1.26   $1.09   $0.85   $1.34  $1.38  $1.19  $1.15     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      788     719   2,639   3,700   3,639  4,892  3,642    641     --     --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of
period                                         $0.57   $0.46   $0.29   $0.53   $0.43  $0.41  $0.37  $0.37  $0.25  $0.43
Accumulation unit value at end of period       $0.51   $0.57   $0.46   $0.29   $0.53  $0.43  $0.41  $0.37  $0.37  $0.25
Number of accumulation units outstanding at
end of period (000 omitted)                      111     100      41      22      37    180    200    333    426    343
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.98   $0.86   $0.63   $1.06   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.92   $0.98   $0.86   $0.63   $1.06     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      461     568   6,880   6,240   5,448     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of
period                                         $1.82   $1.47   $0.82   $1.73   $1.36  $0.93  $0.71  $0.60  $0.45  $0.61
Accumulation unit value at end of period       $1.23   $1.82   $1.47   $0.82   $1.73  $1.36  $0.93  $0.71  $0.60  $0.45
Number of accumulation units outstanding at
end of period (000 omitted)                      262     226     395     275     272    231    250    132    295    875
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of
period                                         $0.76   $0.68   $0.49   $0.79   $0.71  $0.67  $0.64  $0.59  $0.49  $0.68
Accumulation unit value at end of period       $0.76   $0.76   $0.68   $0.49   $0.79  $0.71  $0.67  $0.64  $0.59  $0.49
Number of accumulation units outstanding at
end of period (000 omitted)                      186     178     406     260     317    481    640    522    874    785
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of
period                                         $1.35   $1.00   $0.62   $1.02   $1.01  $0.90  $0.86  $0.81  $0.61  $0.90
Accumulation unit value at end of period       $1.20   $1.35   $1.00   $0.62   $1.02  $1.01  $0.90  $0.86  $0.81  $0.61
Number of accumulation units outstanding at
end of period (000 omitted)                      131     102     190      92     130    243    558    576    622    485
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of
period                                         $2.11   $1.86   $1.41   $2.28   $1.80  $1.38  $1.19  $0.92  $0.68  $0.89
Accumulation unit value at end of period       $2.23   $2.11   $1.86   $1.41   $2.28  $1.80  $1.38  $1.19  $0.92  $0.68
Number of accumulation units outstanding at
end of period (000 omitted)                      543     500     562     821     765  1,065    588    211    139    139
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.06   $0.87   $0.62   $1.12   $1.23  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.94   $1.06   $0.87   $0.62   $1.12  $1.23     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      467     451   1,794   1,961   1,463  1,473     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.31   $1.00   $0.64   $1.21   $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.21   $1.31   $1.00   $0.64   $1.21  $0.99     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      300     317     356     270     140  1,068     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of
period                                         $0.93   $0.76   $0.57   $1.07   $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.81   $0.93   $0.76   $0.57   $1.07  $1.05     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      154     142   1,718   1,971   2,116  1,957     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
period                                         $1.53   $1.33   $0.96   $1.62   $1.53  $1.31  $1.16  $1.00     --     --
Accumulation unit value at end of period       $1.39   $1.53   $1.33   $0.96   $1.62  $1.53  $1.31  $1.16     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      429     524     604     777   1,099  1,309    756    158     --     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
period                                         $1.45   $1.27   $1.08   $1.27   $1.16  $1.09  $1.07  $1.00     --     --
Accumulation unit value at end of period       $1.45   $1.45   $1.27   $1.08   $1.27  $1.16  $1.09  $1.07     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    3,125   3,938   8,634   8,498   9,223  6,331  3,173    403     --     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
period                                         $1.45   $1.18   $0.87   $1.41   $1.44  $1.26  $1.16  $1.00     --     --
Accumulation unit value at end of period       $1.41   $1.45   $1.18   $0.87   $1.41  $1.44  $1.26  $1.16     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      394     368     717     646     676    773    643    432     --     --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  93

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.27   $1.13   $0.94   $1.12   $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.29   $1.27   $1.13   $0.94   $1.12  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      700     590   3,431   4,628   4,555  4,105     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.17   $1.15   $0.92   $1.11   $1.12  $1.10  $0.98  $0.92  $0.78  $0.98
Accumulation unit value at end of period       $1.15   $1.17   $1.15   $0.92   $1.11  $1.12  $1.10  $0.98  $0.92  $0.78
Number of accumulation units outstanding at
end of period (000 omitted)                       50      40      27     111      67    195    218     67    170    145
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.34   $1.23   $0.99   $1.78   $1.65  $1.30  $1.16  $1.01  $0.79  $0.96
Accumulation unit value at end of period       $1.11   $1.34   $1.23   $0.99   $1.78  $1.65  $1.30  $1.16  $1.01  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                       24      32      57      91      69    164    145    194    207    881
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
period                                         $1.13   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.07   $1.13      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      123     139      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.12   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.08   $1.12      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,257     395      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.12   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.12      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   18,860  26,354      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.05   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.08   $1.05      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,443   1,174      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.05   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.08   $1.05      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    4,175   8,371      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.00   $0.90   $0.69   $1.13   $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.96   $1.00   $0.90   $0.69   $1.13  $1.09     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      264     276   7,045   4,641   3,570  3,666     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning of
period                                         $1.42   $1.17   $0.86   $1.37   $1.30  $1.13  $1.13  $1.00     --     --
Accumulation unit value at end of period       $1.32   $1.42   $1.17   $0.86   $1.37  $1.30  $1.13  $1.13     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      127     115     176      74     115     77    235    182     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.10   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.10      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    4,194     507      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.10   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.10      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   21,448  21,627      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.11   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.11      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,064   2,007      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.12   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.12      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   26,294  23,294      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.07   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.07      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,471      --      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
94 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.07   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.07      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    9,103   5,162      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (8/14/2001)
Accumulation unit value at beginning of
period                                         $2.08   $1.68   $1.24   $1.82   $1.92  $1.61  $1.53  $1.28  $0.93  $1.07
Accumulation unit value at end of period       $1.98   $2.08   $1.68   $1.24   $1.82  $1.92  $1.61  $1.53  $1.28  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                      542     707   3,210   3,353   3,487  2,495  2,068    860    982    627
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (9/15/1999)
Accumulation unit value at beginning of
period                                         $2.67   $2.15   $1.44   $2.67   $2.31  $1.69  $1.40  $1.08  $0.73  $0.85
Accumulation unit value at end of period       $2.27   $2.67   $2.15   $1.44   $2.67  $2.31  $1.69  $1.40  $1.08  $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                      992   1,120   2,334   2,433   2,932  3,471  2,814  1,701  1,136  1,484
---------------------------------------------------------------------------------------------------------------------------
WANGER USA (9/15/1999)
Accumulation unit value at beginning of
period                                         $2.09   $1.71   $1.21   $2.01   $1.92  $1.79  $1.62  $1.37  $0.96  $1.17
Accumulation unit value at end of period       $2.01   $2.09   $1.71   $1.21   $2.01  $1.92  $1.79  $1.62  $1.37  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                      895   1,057   2,350   3,272   3,659  3,852  2,709  1,415  1,250    847
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (5/1/2001)
Accumulation unit value at beginning of
period                                         $1.26   $1.12   $0.98   $1.38   $1.29  $1.16  $1.11  $1.02  $0.84  $0.97
Accumulation unit value at end of period       $1.34   $1.26   $1.12   $0.98   $1.38  $1.29  $1.16  $1.11  $1.02  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                        2       2       4       4       7     31    355     91     66     29
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit value at beginning of
period                                         $1.43   $1.23   $1.07   $1.84   $1.62  $1.32  $1.15  $1.00     --     --
Accumulation unit value at end of period       $1.23   $1.43   $1.23   $1.07   $1.84  $1.62  $1.32  $1.15     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      311     337   2,398     408     500    669    661     76     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.57   $1.28   $0.87   $1.46   $1.38  $1.23  $1.15  $0.98  $0.72  $0.99
Accumulation unit value at end of period       $1.48   $1.57   $1.28   $0.87   $1.46  $1.38  $1.23  $1.15  $0.98  $0.72
Number of accumulation units outstanding at
end of period (000 omitted)                      148     121     298     182     331    421    467    408    445    314
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (5/1/2001)
Accumulation unit value at beginning of
period                                         $1.51   $1.20   $0.79   $1.35   $1.20  $0.98  $0.93  $0.82  $0.58  $0.94
Accumulation unit value at end of period       $1.43   $1.51   $1.20   $0.79   $1.35  $1.20  $0.98  $0.93  $0.82  $0.58
Number of accumulation units outstanding at
end of period (000 omitted)                      160     198     225     258     231     84     35     10     10      6
---------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2011 ANNUAL
                                                                      REPORT  95

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE COMPANY:

We have audited the accompanying consolidated balance sheet of RiverSource Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2011 and the related consolidated statements of income, shareholder's equity, and cash flows for the year ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Company at December 31, 2011, and the results of its operations and its cash flows for the year ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America.

                                             /s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

February 24, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheet of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2010, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the two years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2010, and the consolidated results of its operations and its cash flows for each of the two years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 23, 2011

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2011          2010

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2011, $24,398;
  2010, $24,818)                                                         $ 26,577      $ 26,442
  Common stocks, at fair value (cost: 2011, $1; 2010, $1)                       2             2
Commercial mortgage loans, at cost (less allowance for loan losses:
2011, $32; 2010, $36)                                                       2,473         2,470
Policy loans                                                                  739           729
Other investments                                                             730           496
-------------------------------------------------------------------------------------------------
    Total investments                                                      30,521        30,139
Cash and cash equivalents                                                     828            76
Restricted cash                                                                26            66
Reinsurance recoverables                                                    1,953         1,829
Other receivables                                                             162           166
Accrued investment income                                                     307           309
Deferred acquisition costs                                                  4,367         4,578
Deferred sales inducement costs                                               464           545
Other assets                                                                3,578         1,123
Separate account assets                                                    63,174        63,795
-------------------------------------------------------------------------------------------------
Total assets                                                             $105,380      $102,626
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                   $ 31,182      $ 29,680
Policy claims and other policyholders' funds                                  121           134
Deferred income taxes, net                                                    620           514
Borrowings under repurchase agreements                                        504           397
Line of credit with Ameriprise Financial, Inc.                                300             3
Other liabilities                                                           3,607         1,555
Separate account liabilities                                               63,174        63,795
-------------------------------------------------------------------------------------------------
Total liabilities                                                          99,508        96,078
-------------------------------------------------------------------------------------------------
Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
outstanding                                                                     3             3
Additional paid-in capital                                                  2,461         2,460
Retained earnings                                                           2,589         3,410
Accumulated other comprehensive income, net of tax                            819           675
-------------------------------------------------------------------------------------------------
Total shareholder's equity                                                  5,872         6,548
-------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                               $105,380      $102,626
=================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2011          2010          2009

REVENUES
Premiums                                                          $  493        $  489        $  450
Net investment income                                              1,593         1,629         1,526
Policy and contract charges                                        1,540         1,389         1,156
Other revenues                                                       303           272           233
Net realized investment gains                                          5            16            59
-------------------------------------------------------------------------------------------------------
    Total revenues                                                 3,934         3,795         3,424
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                     950         1,203           841
Interest credited to fixed accounts                                  853           909           903
Amortization of deferred acquisition costs                           539            53           145
Other insurance and operating expenses                               645           582           550
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                    2,987         2,747         2,439
-------------------------------------------------------------------------------------------------------
Pretax income                                                        947         1,048           985
Income tax provision                                                 168           252           245
-------------------------------------------------------------------------------------------------------
Net income                                                        $  779        $  796        $  740
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains:
  Net realized investment gains before impairment losses on
  securities                                                      $   29        $   44        $  121
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities         (47)          (22)          (53)
  Portion of gain (loss) recognized in other comprehensive
  income                                                              23            (6)           (9)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains                                                              (24)          (28)          (62)
-------------------------------------------------------------------------------------------------------
Net realized investment gains                                     $    5        $   16        $   59
=======================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2011          2010          2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                        $   779       $   796      $    740
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
  Depreciation, amortization and accretion, net                       (73)          (79)          (68)
  Deferred income tax expense (benefit)                                28           416           (81)
  Contractholder and policyholder charges, non-cash                  (264)         (259)         (259)
  Net realized investment gains                                       (26)          (46)         (135)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment gains                   21            29            76
Change in operating assets and liabilities:
  Deferred acquisition costs                                          120          (406)         (412)
  Deferred sales inducement costs                                      72           (38)          (73)
  Equity method investments                                            33            29           136
  Future policy benefits for traditional life, disability
  income and long term care insurance                                 253           302           282
  Policy claims and other policyholders' funds                        (13)           11           (49)
  Reinsurance recoverables                                           (127)         (143)          (96)
  Other receivables                                                    25           (53)           (5)
  Accrued investment income                                             2            (6)          (64)
  Derivatives collateral, net                                         649            55        (1,928)
  Other assets and liabilities, net                                   189           271           684
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                 1,668           879        (1,252)
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                                 664         1,268         5,215
  Maturities, sinking fund payments and calls                       3,200         3,719         3,486
  Purchases                                                        (4,084)       (4,970)      (13,696)
Proceeds from sales, maturities and repayments of commercial
mortgage loans                                                        202           207           279
Funding of commercial mortgage loans                                 (207)         (154)         (104)
Proceeds from sales of other investments                              114            95            43
Purchase of other investments                                        (296)          (86)          (11)
Purchase of land, buildings, equipment and software                    (6)          (15)          (14)
Change in policy loans, net                                           (10)          (14)            7
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities                  (423)           50        (4,795)
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           1,378         1,593         4,863
  Net transfers from (to) separate accounts                            39        (1,337)          195
  Surrenders and other benefits                                    (1,311)       (1,338)       (1,923)
Change in borrowings under repurchase agreements, net                 107           397            --
Proceeds from line of credit with Ameriprise Financial, Inc.          415            13           500
Payments on line of credit with Ameriprise Financial, Inc.           (118)         (310)           --
Deferred premium options, net                                        (254)         (182)          (82)
Tax adjustment on share-based incentive compensation plan               1            --            (2)
Cash dividend to Ameriprise Financial, Inc.                          (750)         (500)           --
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                  (493)       (1,664)        3,551
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                  752          (735)       (2,496)
Cash and cash equivalents at beginning of period                       76           811         3,307
-------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of period                        $   828       $    76      $    811
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                          $   176       $   112      $     72
  Interest paid on borrowings                                           5             3             1
Non-cash investing activity:
  Capital contributions from Ameriprise Financial, Inc.           $    --       $    14      $    331
  Dividend to Ameriprise Financial, Inc.                              850            --            --
  Affordable housing partnership commitments not yet remitted         137           171            --


See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2011
(IN MILLIONS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                               SHARES        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2009                      $ 3         $2,116        $2,336          $ (716)        $3,739
Change in accounting principles, net of
tax                                               --             --            38             (38)            --
Comprehensive income:
  Net income                                      --             --           740              --            740
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                        --             --            --           1,109          1,109
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --              23             23
    Change in net unrealized derivative
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,876
Tax adjustment on share-based incentive
compensation plan                                 --             (2)           --              --             (2)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --            331            --              --            331
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2009                      3          2,445         3,114             382          5,944
Comprehensive income:
  Net income                                      --             --           796              --            796
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                         --             --            --             285            285
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --               4              4
    Change in net unrealized derivative
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,089
Tax adjustment on share-based incentive
compensation plan                                 --              1            --              --              1
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (500)             --           (500)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --             14            --              --             14
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2010                      3          2,460         3,410             675          6,548
Comprehensive income:
  Net income                                      --             --           779              --            779
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                         --             --            --             146            146
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --              (6)            (6)
    Change in net unrealized derivative
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                   923
Tax adjustment on share-based incentive
compensation plan                                 --              1            --              --              1
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (750)             --           (750)
Non-cash dividend to Ameriprise Financial,
Inc.                                              --             --          (850)             --           (850)
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2011                    $ 3         $2,461        $2,589          $  819         $5,872
===================================================================================================================




See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. ("RTA"). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the "Company"). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity ("EIA") may have their interest calculated based on an increase in a broad-based stock market index.

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. In 2011, RiverSource Life began offering indexed universal life ("IUL") insurance. IUL is similar to universal life insurance in that it provides life insurance coverage and cash value that increases as a result of credited interest. Also, like universal life insurance, there is a minimum guaranteed credited rate of interest. Unlike universal life insurance, the rate of credited interest above the minimum guarantee is linked to the S&P 500 Index (subject to a cap). The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company's "general account", as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
The Company consolidates entities in which it holds a greater than 50% voting interest, or when certain conditions are met for variable interest entities ("VIEs") and limited partnerships. Entities in which the Company exercises significant influence or holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method where the Company owns less than a 20% voting interest and does not exercise significant influence.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity's losses, or the rights to receive the entity's returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. A VIE is required to be assessed for consolidation under two models:

- If the VIE is a money market fund or is an investment company, or has the financial characteristics of an investment company, and the following is true:

  (i) the entity does not have an explicit or implicit obligation to fund the investment company's losses; and

  (ii) the investment company is not a securitization entity, asset backed financing entity, or an entity formally considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. Examples of entities that are likely to be assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

- If the VIE does not meet the criteria above, the VIE will be consolidated by the entity that determines it has both:

  (i) the power to direct the activities of the VIE that most significantly impact the VIE's economic performance; and

  (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

When determining whether the Company stands to absorb the majority of a VIE's expected losses or receive a majority of a VIE's expected returns, it analyzes the design of the VIE to identify the variable interests it holds. Then the Company quantitatively determines whether its variable interests will absorb a majority of the VIE's variability. If the Company determines it has control over the activities that most significantly impact the economic performance of the VIE and it will absorb a majority of the VIE's expected variability, the Company consolidates the VIE. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE. When determining whether the Company has the power and the obligation to absorb losses or rights to receive benefits from the VIE that could potentially be significant, the Company qualitatively determines if its variable interests meet these criteria. If the Company consolidates a VIE under either scenario, it is referred to as the VIE's primary beneficiary.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. Gains and losses are recognized in the Consolidated Statements of Income upon disposition of the securities.

Effective January 1, 2009, the Company early adopted an accounting standard that significantly changed the Company's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities. When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria, and the Company does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a sustained increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


are included in other comprehensive income (loss). The Company's Consolidated Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income (loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Other Investments
Other investments primarily consist of interests in affordable housing partnerships, syndicated loans and trading securities. Affordable housing partnerships are accounted for under the equity method. Trading securities are carried at fair value with changes in value recognized within net investment income.

FINANCING RECEIVABLES

Commercial Mortgage Loans and Syndicated Loans
Commercial mortgage loans are reflected at amortized cost less the allowance for loan losses.

Syndicated loans represent the Company's investment in below investment grade loan syndications. Syndicated loans are reflected in other investments at amortized cost less the allowance for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, the loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management's assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. The impairment recognized is measured as the excess of the loan's recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan's effective interest rate, (ii) the fair value of collateral or (iii) the loan's observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower's ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2011 and 2010 was $26 million and $66 million, respectively, consisting of cash that has been pledged to counterparties.

REINSURANCE
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care ("LTC") and DI ceded on a coinsurance basis, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 8 for additional information on reinsurance.

LAND, BUILDINGS, EQUIPMENT AND SOFTWARE
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company generally uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years. During 2009, the Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial.

At December 31, 2011 and 2010, land, buildings, equipment and software were $182 million and $191 million, respectively, net of accumulated depreciation of $75 million and $59 million, respectively. Depreciation and amortization expense for the years ended December 31, 2011, 2010 and 2009 was $16 million, $14 million and $8 million, respectively.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

See Note 13 for information regarding the Company's fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Consolidated Statements of Income.

The equity component of EIA and IUL obligations is considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of these embedded derivatives associated with annuities and IUL is included in future policy benefits. The change in the fair value of the EIA and IUL embedded derivatives is reflected in interest credited to fixed accounts. The changes in the fair value of the GMAB and GMWB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life ("UL") contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company's DAC balances.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company's management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company's Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIAs and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, the Company offers contracts with GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 13 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Liabilities for EIAs are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company's experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
The Company's principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of trading securities and certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company's share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among the Company's deferred taxes is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes as well as future deductible capital losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure the Company's ability to realize its deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. In the opinion of management, it is currently more likely than not that the Company will not realize the full benefit of certain state net operating losses ("NOL") and therefore a valuation allowance of $4 million has been established at December 31, 2011.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS
Receivables
In April 2011, the Financial Accounting Standards Board ("FASB") updated the accounting standards for troubled debt restructurings. The new standard includes indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company adopted the standard in the third quarter of 2011. The adoption did not have any effect on the Company's consolidated financial condition and results of operations. See
Note 6 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in the first quarter of 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company adopted in the first quarter of 2011. The adoption did not impact the Company's consolidated financial condition and results of operations. See Note 13 for the required disclosures.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of VIEs. The standard amends the guidance on the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model and requires additional disclosures about an enterprise's involvement in VIEs. Under the new qualitative model, the primary beneficiary must have both the power to direct the activities of the VIE and the obligation to absorb losses or the right to receive gains that could be potentially significant to the VIE. In February 2010, the FASB amended this guidance to defer application of the consolidation requirements for certain investment funds. The standards are effective for interim and annual reporting periods beginning after November 15, 2009. The Company adopted the standard effective January 1, 2010 which did not impact its consolidated financial condition and results of operations.

Recognition and Presentation of Other-Than-Temporary Impairments ("OTTI")
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income. The Company adopted the standard in the first quarter of 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $38 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 5 for the Company's required disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Comprehensive Income
In June 2011, the FASB updated the accounting standards related to the presentation of comprehensive income. The standard requires entities to present all nonowner changes in stockholders' equity either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The standard is effective for interim and annual periods beginning after December 15, 2011. The standard is to be applied retrospectively. The adoption of the standard will not impact the Company's consolidated financial condition and results of operations.

Fair Value
In May 2011, the FASB updated the accounting standards related to fair value measurement and disclosure requirements. The standard requires entities, for assets and liabilities measured at fair value in the statement of financial position which are Level 3 fair value measurements, to disclose quantitative information about unobservable inputs and assumptions used in the measurements, a description of the valuation processes in place, and a qualitative discussion about the sensitivity of the measurements to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. In addition, the standard requires disclosure of fair value by level within the fair value hierarchy for each class of assets and liabilities not measured at fair value in the statement of financial position but for which the fair value is disclosed. The standard is effective for interim and annual periods beginning on or after December 15, 2011. The adoption of the standard is not expected to have a material impact on the Company's consolidated financial condition and results of operations.

Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the FASB updated the accounting standards related to accounting for repurchase agreements and other similar agreements. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings as opposed to sales. The standard is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The adoption of the standard is not expected to have a material impact on the Company's consolidated financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts In October 2010, the FASB updated the accounting standards for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts would be capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees' salaries and benefits directly related to time spent performing specified acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) for a contract that has actually been acquired, (iii) other costs related to the specified acquisition activities that would not have been incurred had the acquisition contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other costs are to be expensed as incurred. The Company retrospectively adopted the standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $1.4 billion after-tax at January 1, 2012.

4. VARIABLE INTEREST ENTITIES

RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA's maximum exposure to loss as a result of its investments in the affordable housing partnerships is limited to the carrying values of these investments. The carrying values are reflected in other investments and were $384 million and $244 million as of December 31, 2011 and 2010, respectively. RTA has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships. The Company had liabilities of $267 million and $188 million recorded in other liabilities as of December 31, 2011 and 2010, respectively, related to the future funding commitments for affordable housing partnerships.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

5. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2011
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,770       $1,726         $ (78)       $16,418        $ --
Residential mortgage backed securities               4,193          242          (126)         4,309         (41)
Commercial mortgage backed securities                3,355          276            --          3,631          --
State and municipal obligations                      1,012          131           (47)         1,096          --
Asset backed securities                                883           43           (18)           908          --
Foreign government bonds and obligations               126           19            (1)           144          --
U.S. government and agencies obligations                49            8            --             57          --
Other structured investments                            10            4            --             14           4
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            24,398        2,449          (270)        26,577         (37)
Common stocks                                            1            1            --              2          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $24,399       $2,450         $(270)       $26,579        $(37)
====================================================================================================================




                                                                          DECEMBER 31, 2010
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,792       $1,218         $ (56)       $15,954        $  1
Residential mortgage backed securities               4,364          308          (139)         4,533         (30)
Commercial mortgage backed securities                3,817          282            (4)         4,095          --
Asset backed securities                                883           43           (18)           908          --
State and municipal obligations                        809           18           (57)           770          --
Foreign government bonds and obligations                91           16            --            107          --
U.S. government and agencies obligations                55            7            --             62          --
Other structured investments                             7            6            --             13           6
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            24,818        1,898          (274)        26,442         (23)
Common stocks                                            1            1            --              2          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $24,819       $1,899         $(274)       $26,444        $(23)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At December 31, 2011 and 2010, fixed maturity securities comprised approximately 87% and 88%, respectively, of the Company's total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations ("NRSROs"), including Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"). The Company uses the median of available ratings from Moody's, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody's, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At both December 31, 2011 and 2010, approximately $1.2 billion of securities were internally rated by Columbia Management Investment Advisers, LLC using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------  ----------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN MILLIONS, EXCEPT              AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 7,276       $ 7,811          30%        $ 8,067       $ 8,647          33%
AA                                           1,161         1,291           5           1,360         1,426           5
A                                            4,148         4,578          17           4,025         4,259          16
BBB                                         10,211        11,446          43           9,831        10,721          41
Below investment grade                       1,602         1,451           5           1,535         1,389           5
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $24,398       $26,577         100%        $24,818       $26,442         100%
==========================================================================================================================



At December 31, 2011 and 2010, approximately 33% and 29%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2011
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                  70         $1,004         $(37)           9           $257          $ (41)          79
Residential mortgage
  backed securities           30            338           (8)          48            283           (118)          78
Asset backed
  securities                  12            145           (3)          18             96            (15)          30
State and municipal
  obligations                 --             --           --            2             87            (47)           2
Foreign government
  bonds and
  obligations                  5             23           (1)          --             --             --            5
------------------------------------------------------------------------------------------------------------------------
  Total                      117         $1,510         $(49)          77           $723          $(221)         194
========================================================================================================================

                             DECEMBER 31, 2011
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $1,261         $ (78)
Residential mortgage
  backed securities           621          (126)
Asset backed
  securities                  241           (18)
State and municipal
  obligations                  87           (47)
Foreign government
  bonds and
  obligations                  23            (1)
--------------------------------------------------
  Total                    $2,233         $(270)
==================================================





                                                                DECEMBER 31, 2010
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 107         $1,785         $(44)          13           $153          $ (12)         120
Residential mortgage
  backed securities           71            310           (7)          45            282           (132)         116
Commercial mortgage
  backed securities           10            238           (4)          --             --             --           10
Asset backed
  securities                  10            186           (6)          15             69            (12)          25
State and municipal
  obligations                 20            256           (9)           2             87            (48)          22
------------------------------------------------------------------------------------------------------------------------
  Total                      218         $2,775         $(70)          75           $591          $(204)         293
========================================================================================================================

                             DECEMBER 31, 2010
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $1,938         $ (56)
Residential mortgage
  backed securities           592          (139)
Commercial mortgage
  backed securities           238            (4)
Asset backed
  securities                  255           (18)
State and municipal
  obligations                 343           (57)
--------------------------------------------------
  Total                    $3,366         $(274)
==================================================



As part of the Company's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to movement in credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Beginning balance                                                  $108          $ 82          $102
Credit losses for which an other-than-temporary impairment
  was not previously recognized                                      13            14             7
Credit losses for which an other-than-temporary impairment
  was previously recognized                                          11            12            31
Reductions for securities sold during the period (realized)         (26)           --           (58)
-------------------------------------------------------------------------------------------------------
Ending balance                                                     $106          $108          $ 82
=======================================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following table presents a rollforward of the net unrealized securities gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income:

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                        COMPREHENSI-
                                                                                          VE INCOME
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             SECURITIES                  SECURITIES
                                                                GAINS       DEFERRED        GAINS
(IN MILLIONS)                                                 (LOSSES)     INCOME TAX     (LOSSES)
----------------------------------------------------------------------------------------------------
Balance at January 1, 2009                                     $(1,043)       $ 365        $ (678)
Cumulative effect of accounting change                             (58)          20           (38)(1)
Net unrealized securities gains arising during the
period(3)                                                        2,378         (832)        1,546
Reclassification of gains included in net income                   (73)          26           (47)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                      (566)         199          (367)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                       638         (222)          416(2)
Net unrealized securities gains arising during the
period(3)                                                          794         (278)          516
Reclassification of gains included in net income                   (20)           7           (13)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                      (328)         114          (214)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2010                                     1,084         (379)          705(2)
Net unrealized securities gains arising during the
period(3)                                                          560         (196)          364
Reclassification of gains included in net income                    (5)           2            (3)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                      (340)         119          (221)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2011                                   $ 1,299        $(454)       $  845(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009. See Note 3 for additional information on the adoption impact.
(2) Includes $(18) million, $(12) million and $(16) million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2011, 2010 and 2009, respectively.
(3) Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                    $ 48          $ 51          $185
Gross realized investment losses                                    (20)           (4)          (50)
Other-than-temporary impairments                                    (24)          (28)          (62)


Other-than-temporary impairments for the year ended December 31, 2011 primarily related to credit losses on non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry. Other-than-temporary impairments for the year ended December 31, 2009 related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries.

Available-for-Sale securities by contractual maturity at December 31, 2011 were as follows:

                                                                         AMORTIZED
(IN MILLIONS)                                                              COST       FAIR VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $   911       $   927
Due after one year through five years                                       4,976         5,204
Due after five years through 10 years                                       6,377         7,093
Due after 10 years                                                          3,693         4,491
-------------------------------------------------------------------------------------------------
                                                                           15,957        17,715
-------------------------------------------------------------------------------------------------
Residential mortgage backed securities                                      4,193         4,309
Commercial mortgage backed securities                                       3,355         3,631
Asset backed securities                                                       883           908
Other structured investments                                                   10            14
Common stocks                                                                   1             2
-------------------------------------------------------------------------------------------------
  Total                                                                   $24,399       $26,579
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

At both December 31, 2011 and 2010, bonds carried at $7 million were on deposit with various states as required by law.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,469        $1,482        $1,371
Income on commercial mortgage loans                                  149           152           160
Other investments                                                     18            40            35
-------------------------------------------------------------------------------------------------------
                                                                   1,636         1,674         1,566
Less: investment expenses                                             43            45            40
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,593        $1,629        $1,526
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                    $ 4           $19          $ 73
Commercial mortgage loans                                             2            (6)          (13)
Other investments                                                    (1)            3            (1)
-------------------------------------------------------------------------------------------------------
  Total                                                             $ 5           $16          $ 59
=======================================================================================================



6. FINANCING RECEIVABLES

The Company's financing receivables include commercial mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments. Policy loans do not exceed the cash value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

ALLOWANCE FOR LOAN LOSSES

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method and type of loan:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------------------------------------------------
                                         COMMERCIAL                                COMMERCIAL
                                          MORTGAGE     SYNDICATED                   MORTGAGE     SYNDICATED
(IN MILLIONS)                               LOANS         LOANS         TOTAL         LOANS         LOANS         TOTAL
--------------------------------------------------------------------------------------------------------------------------
Beginning balance                            $36           $ 5           $41           $30           $12           $42
  Charge-offs                                 (3)           --            (3)           (1)           (2)           (3)
  Provisions                                  (1)           --            (1)            7            (5)            2
--------------------------------------------------------------------------------------------------------------------------
Ending balance                               $32           $ 5           $37           $36           $ 5           $41
==========================================================================================================================
Individually evaluated for impairment        $ 9           $--           $ 9           $ 8           $--           $ 8
Collectively evaluated for impairment         23             5            28            28             5            33


The recorded investment in financing receivables by impairment method and type of loan was as follows:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------------------------------------------------
                                         COMMERCIAL                                COMMERCIAL
                                          MORTGAGE     SYNDICATED                   MORTGAGE     SYNDICATED
(IN MILLIONS)                               LOANS         LOANS         TOTAL         LOANS         LOANS         TOTAL
--------------------------------------------------------------------------------------------------------------------------
Individually evaluated for impairment      $   64         $  1         $   65        $   75         $  3         $   78
Collectively evaluated for impairment       2,441          301          2,742         2,431          202          2,633
--------------------------------------------------------------------------------------------------------------------------
Total                                      $2,505         $302         $2,807        $2,506         $205         $2,711
==========================================================================================================================



As of December 31, 2011 and 2010, the Company's recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $4 million and $20 million, respectively.

During the year ended December 31, 2011, the Company purchased $194 million and sold $2 million of syndicated loans. During the year ended December 31, 2010, the Company purchased $59 million and sold $2 million of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

CREDIT QUALITY INFORMATION

Nonperforming loans, which are generally loans 90 days or more past due, were $12 million and $8 million as of December 31, 2011 and 2010, respectively. All other loans were considered to be performing.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 3% of total commercial mortgage loans at both December 31, 2011 and 2010. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

                                                  DECEMBER 31, 2011                         DECEMBER 31, 2010
                                      ----------------------------------------------------------------------------------
                                                     PERCENT OF      FUNDING                   PERCENT OF      FUNDING
(IN MILLIONS, EXCEPT PERCENTAGES)         LOANS         LOANS      COMMITMENTS      LOANS         LOANS      COMMITMENTS
------------------------------------------------------------------------------------------------------------------------
South Atlantic                           $  618           25%          $--         $  590           24%          $ 4
Pacific                                     556           22             1            530           21            15
Mountain                                    275           11            11            286           11            --
East North Central                          247           10            --            240           10            --
West North Central                          224            9             1            251           10            --
Middle Atlantic                             217            9            --            212            8            --
West South Central                          173            7             2            183            7            --
New England                                 130            5            --            148            6             2
East South Central                           65            2            --             66            3            --
                                      ----------------------------------------------------------------------------------
                                          2,505          100%          $15          2,506          100%          $21
                                                    ------------  ------------                ------------  ------------
Less: allowance for loan losses              32                                        36
                                      ------------                              ------------
  Total                                  $2,473                                    $2,470
========================================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                  DECEMBER 31, 2011                         DECEMBER 31, 2010
                                      ----------------------------------------------------------------------------------
                                                     PERCENT OF      FUNDING                   PERCENT OF      FUNDING
(IN MILLIONS, EXCEPT PERCENTAGES)         LOANS         LOANS      COMMITMENTS      LOANS         LOANS      COMMITMENTS
------------------------------------------------------------------------------------------------------------------------
Retail                                   $  825           33%          $ 2         $  820           33%          $10
Office                                      669           27             2            717           29            --
Industrial                                  455           18             1            456           18             6
Apartments                                  358           14            --            326           13            --
Hotel                                        51            2            --             57            2            --
Mixed Use                                    42            2            --             43            2            --
Other                                       105            4            10             87            3             5
                                      ----------------------------------------------------------------------------------
                                          2,505          100%          $15          2,506          100%          $21
                                                    ------------  ------------                ------------  ------------
Less: allowance for loan losses              32                                        36
                                      ------------                              ------------
  Total                                  $2,473                                    $2,470
========================================================================================================================



Syndicated Loans
The Company's syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at both December 31, 2011 and 2010 were $1 million.

TROUBLED DEBT RESTRUCTURINGS

During the year ended December 31, 2011, the Company restructured 10 loans with a recorded investment of $49 million as of December 31, 2011. The recorded investment in restructured loans primarily consists of commercial mortgage loans. The troubled debt restructurings did not have a material impact to the Company's allowance for loan losses or income recognized for the year ended December 31, 2011. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

7. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2011, 2010 and 2009, management reviewed and updated the DAC and DSIC valuation assumptions for the Company's products. As part of its third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and VUL contracts.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,578        $4,285        $4,324
Capitalization of acquisition costs                                  419           459           558
Amortization, excluding the impact of valuation assumptions
review                                                              (488)         (376)         (264)
Amortization, impact of valuation assumptions review                 (51)          323           119
Impact of change in net unrealized securities gains                  (91)         (113)         (452)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,367        $4,578        $4,285
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $545          $524          $518
Capitalization of sales inducement costs                              9            35            82
Amortization, excluding the impact of valuation assumptions
review                                                              (70)          (49)          (19)
Amortization, impact of valuation assumptions review                (11)           52             9
Impact of change in net unrealized securities gains                  (9)          (17)          (66)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $464          $545          $524
=======================================================================================================



As described in Note 3, the Company adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in the first quarter of 2009. The adoption had no net impact to DAC and DSIC.

8. REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level during 2001 (2002 for RiverSource Life of NY) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, the Company retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. ("Genworth"). For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in October 2007 (August 2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2011 and 2010, traditional life and universal life insurance in force aggregated $191.2 billion and $192.0 billion, respectively, of which $136.2 billion and $134.0 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 707         $ 681         $ 659
Reinsurance ceded                                                   (214)         (192)         (209)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 493         $ 489         $ 450
=======================================================================================================



Policy and contract charges are presented on the Consolidated Statements of Income net of $71 million, $67 million and $62 million of reinsurance ceded for the years ended December 31, 2011, 2010 and 2009, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Reinsurance recovered from reinsurers was $189 million, $166 million and $167 million for the years ended December 31, 2011, 2010 and 2009, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.5 billion and $1.4 billion related to LTC risk ceded to Genworth as of December 31, 2011 and 2010, respectively. Included in future policy benefits is $629 million and $657 million related to assumed reinsurance arrangements as of December 31, 2011 and 2010, respectively.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2011          2010
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $16,401       $16,520
EIA accumulated host values                                                    58           100
EIA embedded derivatives                                                        2             3
Variable annuity fixed sub-accounts                                         4,852         4,868
Variable annuity GMWB                                                       1,377           337
Variable annuity GMAB                                                         237           104
Other variable annuity guarantees                                              14            13
-------------------------------------------------------------------------------------------------
  Total annuities                                                          22,941        21,945
VUL/UL insurance                                                            2,662         2,588
IUL accumulated host values                                                     4            --
IUL embedded derivatives                                                        3            --
VUL/UL insurance additional liabilities                                       220           143
Other life, DI and LTC insurance                                            5,352         5,004
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             31,182        29,680
Policy claims and other policyholders' funds                                  121           134
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $31,303       $29,814
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2011          2010
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $57,556       $57,862
VUL insurance variable sub-accounts                                         5,575         5,887
Other insurance variable sub-accounts                                          43            46
-------------------------------------------------------------------------------------------------
  Total                                                                   $63,174       $63,795
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities. The Company may hedge the interest rate risks related to fixed annuities with derivative instruments. As of December 31, 2011 and 2010, there were no outstanding derivatives to hedge these risks.

Equity Indexed Annuities
The Index 500 Annuity, the Company's EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 16 for additional information regarding the Company's derivative instruments. In 2007, the Company discontinued new sales of EIAs.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company's variable annuity guarantees. The Company does not currently

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


hedge its risk under the GMDB, GGU and GMIB provisions. See Note 16 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. In 2011, the Company began offering IUL insurance. The Company also offers term and whole life insurance as well as disability products. The Company no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company's variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

- Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- Withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- Withdrawals at a specified rate per year for joint contractholders while either is alive.

- Withdrawals based on performance of the contract.

- Withdrawals based on the age withdrawals begin.

- Once withdrawals begin, the contractholder's funds are moved to one of the three least aggressive asset allocation models (of the five that are available prior to withdrawal).

- Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Certain UL contracts offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

                                                        DECEMBER 31, 2011                            DECEMBER 31, 2010
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                      WEIGHTED                      CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET          AVERAGE         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE        AMOUNT        ATTAINED       CONTRACT       SEPARATE
(IN MILLIONS, EXCEPT AGE)               VALUE        ACCOUNTS      AT RISK(2)         AGE           VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                    $40,011        $38,275        $  382           63           $37,714        $36,028
  Five/six-year reset                   11,631          9,118           350           63            13,689         11,153
  One-year ratchet                       7,233          6,777           479           64             7,741          7,242
  Five-year ratchet                      1,472          1,418            25           61             1,466          1,414
  Other                                    759            732            93           68               680            649
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                      $61,106        $56,320        $1,329           63           $61,290        $56,486
===========================================================================================================================
GGU DEATH BENEFIT                      $   920        $   868        $   78           63           $   970        $   912
GMIB                                   $   463        $   433        $  106           65           $   597        $   561
GMWB:
  GMWB                                 $ 3,887        $ 3,868        $  236           65           $ 4,341        $ 4,317
  GMWB for life                         23,756         23,625           863           64            20,374         20,259
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                      $27,643        $27,493        $1,099           64           $24,715        $24,576
===========================================================================================================================
GMAB                                   $ 3,516        $ 3,509        $   63           56           $ 3,540        $ 3,523
                                         DECEMBER 31, 2010
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN MILLIONS, EXCEPT AGE)            AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                     $173            62
  Five/six-year reset                    312            62
  One-year ratchet                       287            63
  Five-year ratchet                        8            60
  Other                                   61            67
---------------------------------------------------------------
    Total -- GMDB                       $841            62
===============================================================
GGU DEATH BENEFIT                       $ 79            64
GMIB                                    $ 76            64
GMWB:
  GMWB                                  $106            64
  GMWB for life                          129            63
---------------------------------------------------------------
    Total -- GMWB                       $235            63
===============================================================
GMAB                                    $ 22            56


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities for variable annuity and insurance guarantees were as follows:

(IN MILLIONS)                                    GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Balance at January 1, 2009                          $ 55           $12         $ 1,471        $ 367         $  7
Incurred claims                                       12            (5)         (1,267)        (267)           8
Paid claims                                          (61)           (1)             --           --           --
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                           6             6             204          100           15
Incurred claims                                       17             3             133            4           59
Paid claims                                          (18)           (1)             --           --           (6)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                           5             8             337          104           68
Incurred claims                                       10             2           1,040          133           53
Paid claims                                          (10)           (1)             --           --          (10)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2011                        $  5           $ 9         $ 1,377        $ 237         $111
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2011          2010
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                  $30,738       $32,310
  Bond                                                                     23,862        22,319
  Other                                                                     1,969         2,208
-------------------------------------------------------------------------------------------------
Total mutual funds                                                        $56,569       $56,837
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2011, 2010 and 2009.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

11. LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance of $300 million and $3 million as of December 31, 2011 and 2010, respectively, under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. As of December 31, 2011, the interest rate for any borrowing under the agreement was established by reference to LIBOR plus 115 basis points. In January 2012, an amendment to this agreement decreased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR. There were no amounts outstanding on this line of credit at December 31, 2011 and 2010.

In December 2009, RiverSource Life Insurance Company, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company's statutory admitted assets as of the prior year end. As of December 31, 2011, the interest rate for any borrowing was established by reference to LIBOR plus 115 basis points. In January 2012, an amendment to this agreement decreased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2011 and 2010.

12. BORROWINGS UNDER REPURCHASE AGREEMENTS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities and commercial mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $521 million and $412 million at December 31, 2011 and 2010, respectively. The amount of the Company's liability including accrued interest as of December 31, 2011 and 2010 was $504 million and $397 million, respectively. The weighted average annualized interest rate on the repurchase agreements held as of both December 31, 2011 and 2010 was 0.3%.

13. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. The Company's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include municipal and corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include corporate bonds, certain non-agency residential mortgage backed securities and asset backed securities. The fair value of corporate bonds and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The fair value of certain asset backed securities and non-agency residential mortgage backed securities is obtained from third-party pricing services who use significant unobservable inputs to estimate the fair value.

Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company's due diligence procedures include assessing the vendor's valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties' nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2011 and 2010. See Note 16 for further information on the credit risk of derivative instruments and related collateral.

LIABILITIES

Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions (such as, market implied equity volatility and the LIBOR swap curve) and incorporate significant unobservable inputs related to contractholder behavior assumptions (such as withdrawals and lapse rates) and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits. The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its EIA and IUL products. The inputs to these calculations are primarily market observable and include interest rates, volatilities and equity index levels. As a result, these measurements are classified as Level 2.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Other Liabilities
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company's nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2011 and 2010. See Note 16 for further information on the credit risk of derivative instruments and related collateral.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2011
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                             $ --         $15,076       $1,342        $16,418
     Residential mortgage backed securities                  --           4,255           54          4,309
     Commercial mortgage backed securities                   --           3,615           16          3,631
     State and municipal obligations                         --           1,096           --          1,096
     Asset backed securities                                 --             771          137            908
     Foreign government bonds and obligations                --             144           --            144
     U.S. government and agencies obligations                10              47           --             57
     Other structured investments                            --              --           14             14
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                               10          25,004        1,563         26,577
  Common stocks                                               1               1           --              2
  Trading securities                                         --              25           --             25
  Cash equivalents                                           --             809           --            809
  Other assets:
    Interest rate derivative contracts                       --           1,801           --          1,801
    Equity derivative contracts                             274           1,041           --          1,315
    Credit derivative contracts                              --               1           --              1
    Foreign currency derivative contracts                    --               7           --              7
-------------------------------------------------------------------------------------------------------------
  Total other assets                                        274           2,850           --          3,124
  Separate account assets                                    --          63,174           --         63,174
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                 $285         $91,863       $1,563        $93,711
=============================================================================================================

Liabilities
  Future policy benefits:
    EIA embedded derivatives                               $ --         $     2       $   --        $     2
    IUL embedded derivatives                                 --               3           --              3
    GMWB and GMAB embedded derivatives                       --              --        1,585          1,585
-------------------------------------------------------------------------------------------------------------
  Total future policy benefits                               --               5        1,585          1,590(1)
  Other liabilities:
    Interest rate derivative contracts                       --           1,198           --          1,198
    Equity derivative contracts                             297             734           --          1,031
    Foreign currency derivative contracts                    --              10           --             10
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                   297           1,942           --          2,239
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                            $297         $ 1,947       $1,585        $ 3,829
=============================================================================================================



(1) The Company's adjustment for nonperformance risk resulted in a $506 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2010
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                              $--         $14,637       $1,317        $15,954
     Residential mortgage backed securities                  --           1,915        2,618          4,533
     Commercial mortgage backed securities                   --           4,065           30          4,095
     Asset backed securities                                 --             681          227            908
     State and municipal obligations                         --             770           --            770
     U.S. government and agencies obligations                11              51           --             62
     Foreign government bonds and obligations                --             107           --            107
     Other structured investments                            --              --           13             13
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                               11          22,226        4,205         26,442
  Common stocks                                               1               1           --              2
  Trading securities                                         --              26           --             26
  Cash equivalents                                           --              76           --             76
  Other assets:
    Interest rate derivative contracts                       --             366           --            366
    Equity derivative contracts                              32             323           --            355
    Credit derivative contracts                              --               4           --              4
-------------------------------------------------------------------------------------------------------------
  Total other assets                                         32             693           --            725
  Separate account assets                                    --          63,795           --         63,795
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                  $44         $86,817       $4,205        $91,066
=============================================================================================================

Liabilities
  Future policy benefits:
    EIA embedded derivatives                                $--         $     3       $   --        $     3
    GMWB and GMAB embedded derivatives                       --              --          421            421
-------------------------------------------------------------------------------------------------------------
  Total future policy benefits                               --               3          421            424(1)
  Other liabilities:
    Interest rate derivative contracts                       --             379           --            379
    Equity derivative contracts                              18             647           --            665
    Credit derivative contracts                              --               1           --              1
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                    18           1,027           --          1,045
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                             $18         $ 1,030       $  421        $ 1,469
=============================================================================================================



(1) The Company's adjustment for nonperformance risk resulted in a $197 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                                                                                       FUTURE
                                                  AVAILABLE-FOR-SALE SECURITIES: FIXED MATURITIES                      POLICY
                                ----------------------------------------------------------------------------------    BENEFITS:
                                               RESIDENTIAL   COMMERCIAL                                               GMWB AND
                                  CORPORATE     MORTGAGE      MORTGAGE        ASSET        OTHER                        GMAB
                                    DEBT         BACKED        BACKED        BACKED      STRUCTURED                   EMBEDDED
(IN MILLIONS)                    SECURITIES    SECURITIES    SECURITIES    SECURITIES    INVESTMENTS      TOTAL      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2011           $1,317        $ 2,618        $ 30          $227           $13         $ 4,205       $  (421)
  Total gains (losses)
  included in:
    Net income                          7             48          --             3             1              59(1)     (1,007)(2)
    Other comprehensive income         12            (73)         --            (8)           (2)            (71)           --
  Purchases                           178             26          71            --             3             278            --
  Sales                               (50)            (3)         --            --            --             (53)           --
  Issues                               --             --          --            --            --              --          (149)
  Settlements                        (117)          (456)         --           (18)           (1)           (592)           (8)
  Transfers into Level 3                7             --           1            --            --               8            --
  Transfers out of Level 3            (12)        (2,106)        (86)          (67)           --          (2,271)           --
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2011         $1,342        $    54        $ 16          $137           $14         $ 1,563       $(1,585)
================================================================================================================================
Changes in unrealized gains
  (losses) relating to assets
  and liabilities held at
  December 31, 2011 included
  in:
       Net investment income       $   --        $    --        $ --          $  1           $--         $     1       $    --
       Net realized investment
          gains (losses)               --            (23)         --            --             1             (22)           --
       Benefits, claims,
          losses and
          settlement expenses          --             --          --            --            --              --        (1,035)


(1) Represents a $26 million loss included in net realized investment gains and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

                                                                                                                       FUTURE
                                                  AVAILABLE-FOR-SALE SECURITIES: FIXED MATURITIES                      POLICY
                                ----------------------------------------------------------------------------------    BENEFITS:
                                               RESIDENTIAL   COMMERCIAL                                               GMWB AND
                                 CORPORATE      MORTGAGE      MORTGAGE        ASSET        OTHER                        GMAB
                                    DEBT         BACKED        BACKED        BACKED      STRUCTURED                   EMBEDDED
(IN MILLIONS)                    SECURITIES    SECURITIES    SECURITIES    SECURITIES    INVESTMENTS      TOTAL      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2010           $1,239        $2,772         $  72         $215           $11         $4,309         $(299)
  Total gains (losses)
  included in:
    Net income                          1            54             1            6             2             64(1)          4(2)
    Other comprehensive income         30           190            10           22            --            252            --
  Purchases, sales, issues and
    settlements, net                   22          (398)           91           (3)           --           (288)         (126)
  Transfers into Level 3               25            --            --           --            --             25            --
  Transfers out of Level 3             --            --          (144)         (13)           --           (157)           --
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2010         $1,317        $2,618         $  30         $227           $13         $4,205         $(421)
================================================================================================================================
Changes in unrealized gains
  (losses) relating to assets
  and liabilities held at
  December 31, 2010 included
  in:
       Net investment income       $   --        $   78         $  --         $  5           $--         $   83         $  --
       Net realized investment
          gains (losses)               --           (26)           --           --            --            (26)           --
       Benefits, claims,
          losses and
          settlement expenses          --            --            --           --            --             --           (15)



(1) Represents a $21 million loss included in net realized investment gains (losses) and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The impact to pretax income of the Company's adjustment for nonperformance risk on the fair value of its GMWB and GMAB embedded derivatives was an increase of $168 million and $28 million, net of DAC and DSIC amortization, for the years ended December 31, 2011 and 2010, respectively.

During the year ended December 31, 2011, transfers out of Level 3 to Level 2 included certain non-agency residential mortgage backed securities and sub-prime non-agency residential mortgage backed securities classified as asset backed securities with a fair value of $2.2 billion. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed security market and increased observability of

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


significant inputs to the valuation methodology. All other securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred from Level 2 to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2011                        2010
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                          $ 2,473       $ 2,650       $ 2,470       $ 2,558
  Policy loans                                                739           713           729           805
  Other investments                                           308           311           210           224
  Restricted cash                                              26            26            66            66

FINANCIAL LIABILITIES
  Future policy benefits                                  $15,064       $16,116       $15,328       $15,768
  Separate account liabilities                                345           345           395           395
  Line of credit with Ameriprise Financial                    300           300             3             3
  Borrowings under repurchase agreements                      504           502           397           397
  Other liabilities                                           267           263           188           182


Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics, including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company's estimate of the amount recoverable on the loan.

Policy Loans
The fair value of policy loans is determined using discounted cash flows.

Other Investments
Other investments primarily consist of syndicated loans and an investment in Federal Home Loan Bank of Des Moines ("FHLB"). The fair value of syndicated loans is obtained from a third-party pricing service. The carrying value of the investment in FHLB is considered a reasonable estimate of the fair value, as this represents the stated exit price for this investment.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and does not transfer to third-party market participants; therefore, the carrying amount is a reasonable estimate of fair value.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and the Company. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Line of Credit with Ameriprise Financial
The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company's nonperformance risk specific to this liability.

Borrowings under Repurchase Agreements
The fair value of borrowings under agreements to repurchase is obtained from a third-party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk.

Other Liabilities
Other liabilities consisted of future funding commitments to affordable housing partnerships. The fair value of the future funding commitments is determined by discounting cash flows.

14. RELATED PARTY TRANSACTIONS

Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company's variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2011, 2010 and 2009, the Company received $222 million, $136 million and $87 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $530 million, $527 million and $580 million for 2011, 2010 and 2009, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid and received by RiverSource Life Insurance Company were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Cash dividends paid to Ameriprise Financial                        $750          $500           $--
Non-cash dividends paid to Ameriprise Financial                     850            --            --
Cash dividends received from RiverSource Life of NY                  79            28            --
Cash dividends received from RTA                                     53            63            22
Cash dividends received from RiverSource REO 1, LLC                   3            --            --


Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During 2011, RiverSource Life Insurance Company made cash contributions to RTA of $111 million for ongoing funding commitments related to affordable housing partnership investments.

During 2010, the Company received a non-cash capital contribution of $14 million comprised of affordable housing partnership investments from Ameriprise Financial.

During 2009, RiverSource Life Insurance Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial. As part of the transaction, RiverSource Life Insurance Company entered into an agreement to lease the buildings to Ameriprise Financial. In addition, RiverSource Life Insurance Company received a non-cash capital contribution of $200 million consisting of a reduction of the outstanding balance due to Ameriprise Financial under a line of credit. See Note 11 for more information on the Company's lines of credit.

Beginning in 2010, the Company's taxable income was included in the consolidated federal income tax return of Ameriprise Financial. Amounts due from Ameriprise Financial for federal income taxes were $86 million and $31 million at December 31, 2011 and 2010, respectively.

During 2009, the Company sold corporate bonds of $27 million to Ameriprise Financial and recognized a gain of $9 million.

15. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $(296) million and $810 million as of December 31, 2011 and 2010, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain (loss) from operations(1)                      $ (475)       $1,200        $1,793
Statutory net income (loss)(1)                                      (599)        1,112         1,887
Statutory capital and surplus                                      2,681         3,735         3,371


(1) Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

16. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company's products and operations.

The Company currently uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

                                                    ASSET                                      LIABILITY
DERIVATIVES NOT              BALANCE     ---------------------------      BALANCE     ---------------------------
DESIGNATED                    SHEET      DECEMBER 31,   DECEMBER 31,       SHEET      DECEMBER 31,   DECEMBER 31,
AS HEDGING INSTRUMENTS      LOCATION         2011           2010         LOCATION         2011           2010
-----------------------------------------------------------------------------------------------------------------
                                                (IN MILLIONS)                                (IN MILLIONS)
GMWB AND GMAB
  Interest rate                                                        Other
  contracts               Other assets      $1,801          $366       liabilities       $1,198         $  379
                                                                       Other
  Equity contracts        Other assets       1,314           354       liabilities        1,031            665
                                                                       Other
  Credit contracts        Other assets           1             4       liabilities           --              1
  Foreign currency                                                     Other
  contracts               Other assets           7            --       liabilities           10             --
                                                                       Future
  Embedded                Not                                          policy
  derivatives(1)          applicable            --            --       benefits           1,585            421
                                         ---------------------------                  ---------------------------
    Total GMWB and GMAB                      3,123           724                          3,824          1,466
                                         ---------------------------                  ---------------------------
OTHER DERIVATIVES:
EQUITY
                                                                       Other
  EIA                     Other assets          --             1       liabilities           --             --
                                                                       Future
  EIA embedded            Not                                          policy
  derivatives             applicable            --            --       benefits               2              3
                                                                       Other
  IUL                     Other assets           1            --       liabilities           --             --
                                                                       Future
  IUL embedded            Not                                          policy
  derivatives             applicable            --            --       benefits               3             --
                                         ---------------------------                  ---------------------------
    Total other                                  1             1                              5              3
                                         ---------------------------                  ---------------------------
Total derivatives                           $3,124          $725                         $3,829         $1,469
                                         ===========================                  ===========================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 13 for additional information regarding the Company's fair value measurement of derivative instruments.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income for the years ended December 31:

                                LOCATION OF
                                GAIN (LOSS)
                                    ON                         AMOUNT OF GAIN (LOSS) ON
                                DERIVATIVES                DERIVATIVES RECOGNIZED IN INCOME
DERIVATIVES NOT DESIGNATED      RECOGNIZED        --------------------------------------------------
AS HEDGING INSTRUMENTS           IN INCOME            2011               2010               2009
----------------------------------------------------------------------------------------------------
                                                                     (IN MILLIONS)
GMWB AND GMAB
                               Benefits,
                               claims,
                               losses and
                               settlement
  Interest rate contracts      expenses              $   709             $  95             $  (435)
                               Benefits,
                               claims,
                               losses and
                               settlement
  Equity contracts             expenses                  326              (370)             (1,245)
                               Benefits,
                               claims,
                               losses and
                               settlement
  Credit contracts             expenses                  (12)              (44)                (65)
                               Benefits,
                               claims,
                               losses and
                               settlement
  Foreign currency contracts   expenses                   (2)               --                  --
                               Benefits,
                               claims,
                               losses and
                               settlement
  Embedded derivatives(1)      expenses               (1,165)             (121)              1,533
----------------------------------------------------------------------------------------------------
    Total GMWB and GMAB                                 (144)             (440)               (212)
----------------------------------------------------------------------------------------------------

OTHER DERIVATIVES:
EQUITY
                               Benefits,
                               claims,
                               losses and
                               settlement
  GMDB                         expenses                   --                (4)                (10)
                               Interest
                               credited to
                               fixed
  EIA                          accounts                   (1)                2                   4
                               Interest
                               credited to
                               fixed
  EIA embedded derivatives     accounts                    1                 7                   7
                               Interest
                               credited to
                               fixed
  IUL                          accounts                    1                --                  --
                               Interest
                               credited to
                               fixed
  IUL embedded derivatives     accounts                   (3)               --                  --
----------------------------------------------------------------------------------------------------
    Total other                                           (2)                5                   1
----------------------------------------------------------------------------------------------------
Total derivatives                                    $  (146)            $(435)            $  (211)
====================================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate and credit risk related to various products and transactions of the Company.

The majority of the Company's annuity contracts contain GMDB provisions, which may result in a death benefit payable that exceeds the contract accumulation value when market values of customers' accounts decline. Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions, interest rate swaps, variance swaps and credit default swaps. At December 31, 2011 and 2010, the gross notional amount of derivative contracts for the Company's GMWB and GMAB provisions was $104.7 billion and $55.5 billion, respectively. The Company had previously entered into a limited number of derivative contracts to economically hedge equity exposure related to GMDB provisions on variable annuity contracts written in 2009. As of both December 31, 2011 and 2010, the Company did not have any outstanding hedges on its GMDB provisions. The deferred premium associated with some of the above options is paid or received semi-annually over the life of the option contract.

The following is a summary of the payments the Company is scheduled to make and receive for these options:

                                                                         PREMIUMS      PREMIUMS
(IN MILLIONS)                                                             PAYABLE     RECEIVABLE
-------------------------------------------------------------------------------------------------
2012                                                                       $372           $41
2013                                                                        349            26
2014                                                                        324            24
2015                                                                        296            22
2016                                                                        265            15
2017-2026                                                                   925            34


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts. The gross notional amount of EIA derivative contracts was $25 million and $89 million at December 31, 2011 and 2010, respectively. The gross notional amount of IUL derivative contracts was $12 million at December 31, 2011.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA and IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CASH FLOW HEDGES
The Company has amounts classified in accumulated other comprehensive income related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the years ended December 31, 2011 and 2010, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2011, the Company expects to reclassify $6 million of deferred loss on derivative instruments from accumulated other comprehensive income to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2011 and 2010, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2011, 2010 and 2009, amounts recognized in earnings on derivative transactions that were ineffective were not material.

The following is a summary of unrealized derivative losses included in accumulated other comprehensive income related to cash flow hedges:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Net unrealized derivative losses at January 1                      $(30)         $(34)         $(38)
Reclassification of realized losses(1)                                6             6             6
Income tax benefit                                                   (2)           (2)           (2)
-------------------------------------------------------------------------------------------------------
Net unrealized derivative losses at December 31                    $(26)         $(30)         $(34)
=======================================================================================================



(1) Loss reclassified from accumulated other comprehensive income to net investment income on the Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is seven years and relates to interest credited on forecasted fixed premium product sales.

CREDIT RISK
Credit risk associated with the Company's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2011 and 2010, the Company held $635 million and $25 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2011 and 2010, the Company had accepted additional collateral consisting of various securities with a fair value of $186 million and $23 million, respectively, which are not reflected on the Consolidated Balance Sheets. As of December 31, 2011 and 2010, the Company's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $61 million and $25 million, respectively.

Certain of the Company's derivative instruments contain provisions that adjust the level of collateral the Company is required to post based on the Company's financial strength rating (or based on the debt rating of the Company's parent, Ameriprise Financial). Additionally, certain of the Company's derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company's counterparty could require immediate settlement of any net liability position. At December 31, 2011 and 2010, the aggregate fair value of all derivative instruments in a net liability position containing such credit risk features was $106 million and $412 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2011 and 2010 was $98 million and $406 million, respectively. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2011 and 2010 were triggered, the additional fair value of assets needed to settle these derivative liabilities would have been $8 million and $6 million, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

17. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                          $137          $(167)        $325
  State                                                               3              3            1
-------------------------------------------------------------------------------------------------------
    Total current income tax                                        140           (164)         326
Deferred income tax:
  Federal                                                            29            417          (80)
  State                                                              (1)            (1)          (1)
-------------------------------------------------------------------------------------------------------
    Total deferred income tax                                        28            416          (81)
-------------------------------------------------------------------------------------------------------
Total income tax provision                                         $168          $ 252         $245
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2011          2010          2009
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%        35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (13.5)        (6.6)         (7.2)
  State taxes, net of federal benefit                                0.1          0.1            --
  Low income housing credit                                         (1.6)        (1.4)         (2.0)
  Foreign tax credit, net of addback                                (1.6)        (1.1)         (1.0)
  Taxes applicable to prior years                                     --         (1.9)          0.1
  Other, net                                                        (0.6)          --            --
-------------------------------------------------------------------------------------------------------
Income tax provision                                                17.8%        24.1%         24.9%
=======================================================================================================



The Company's effective tax rate was 17.8%, 24.1% and 24.9% for the years ended December 31, 2011, 2010 and 2009, respectively. The decrease in the effective tax rate compared to the prior year primarily reflects a favorable audit settlement related to the dividends received deduction as well as lower pretax income relative to tax advantaged items.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2011          2010
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,589        $1,306
  Investment related                                                          --           159
  Capital loss and tax credit carryforwards                                   30            31
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           1,619         1,496
-------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
  DAC                                                                      1,379         1,429
  Net unrealized gains on Available-for-Sale securities                      441           364
  Investment related                                                         190            --
  DSIC                                                                       180           191
  Other                                                                       49            26
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      2,239         2,010
-------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                       $ (620)       $ (514)
=================================================================================================



The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes as well as future deductible capital

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, (i) future taxable income exclusive of reversing temporary differences and carryforwards, (ii) future reversals of existing taxable temporary differences, (iii) taxable income in prior carryback years, and (iv) tax planning strategies. Based on analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will not allow the Company to realize all of certain state NOLs and therefore a valuation allowance of $4 million was established as of December 31, 2011.

The Company has tax benefits related to capital loss carryforwards of $30 million which expire beginning December 31, 2015.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $ 83          $ (77)        $(89)
Additions (reductions) based on tax positions related to the
current year                                                         (1)            --            1
Additions for tax positions of prior years                           79            322           18
Reductions for tax positions of prior years                          (7)          (196)          (7)
Settlements                                                         (20)            34           --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $134          $  83         $(77)
=======================================================================================================



If recognized, approximately $12 million, $39 million and $49 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2011, 2010 and 2009, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $57 million and reductions of $8 million and $1 million in interest and penalties for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011 and 2010, the Company had a payable of $33 million and a receivable of $24 million, respectively, related to accrued interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $133 million in the next 12 months.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Internal Revenue Service ("IRS") had completed its field examination of the 1997 through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain issues under appeal. The IRS is currently auditing the Company's income tax returns for 2008 and 2009. The Company or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1999 through 2009. The Company's federal and state income tax returns remain open for years after 2009.

It is possible there will be corporate tax reform in the next few years. While impossible to predict, corporate tax reform is likely to include a reduction in the corporate tax rate coupled with reductions in tax preferred items. Any changes could have a material impact on the Company's income tax expense and deferred tax balances.

The items comprising other comprehensive income (loss) are presented net of the following income tax provision amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains                                     $75          $157          $587
Net unrealized derivative losses                                     (2)           (2)           (2)
-------------------------------------------------------------------------------------------------------
Net income tax provision                                            $73          $155          $585
=======================================================================================================



18. COMMITMENTS AND CONTINGENCIES

At December 31, 2011 and 2010, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 6 for additional information.

The Company's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2011, these guarantees range up to 5.0%. To the extent the yield on the Company's invested assets portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquires (including inquiries from the States of Minnesota and New York). The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The Company is required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. The financial crisis of 2008 and 2009 and subsequent uncertainty and volatility in the U.S. economy and financial markets have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

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(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-333-3437

           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.
     Both companies are affiliated with Ameriprise Financial Services, Inc.

S-6407 N (4/12)     (C) 2008-2012 RiverSource Life Insurance Company. All rights reserved.